UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited)

For the Period Ended September 30, 2014

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information

September 30, 2014 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	56.4%
Cayman Islands	5.0
Ireland	4.3
Japan	1.9
Netherlands	1.6
Switzerland	1.3
United Kingdom	1.3
Germany	0.9
Bermuda	0.6
Brazil	0.6
China	0.6
France	0.6
Venezuela	0.6
Canada	0.5
Italy	0.4
Greece	0.3
Belgium	0.2
Cyprus	0.2
Hong Kong	0.2
Luxembourg	0.2
Denmark	0.1
Israel	0.1
Mexico	0.1
Nigeria	0.1
Poland	0.1
Republic of Korea	0.1
Singapore	0.1
South Africa	0.1
Bahamas	0.0	[1]
Chile	0.0	[1]
Colombia	0.0	[1]
Curacao	0.0	[1]
India	0.0	[1]
Puerto Rico	0.0	[1]
Portugal	0.0	[1]
Spain	0.0	[1]
Sweden	0.0	[1]
Taiwan	0.0	[1]
Other[2]	3.6
Securities Sold Short	(20.0)
Other Assets and Liabilities[3]	37.9

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Foreign Government, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2014 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	41.3%
Mortgage-Backed Securities	16.8
Asset-Backed Securities	7.9
Corporate Bonds & Notes	7.6
Foreign Government	2.9
U.S. Government Sponsored Agency Securities	2.6
Bank Loans	1.9
Convertible Bonds	0.3
Exchange-Traded Funds	0.2
Preferred Stock	0.1
Other[1]	0.5
Securities Sold Short	(20.0)
Other Assets and Liabilities[2]	37.9

Total	100.0%

[1]	Includes Purchased Options.
[2]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[3]	Percentage of Total Investments in Securities
AAA/Aaa[4]	3.7%
A	2.2
BBB/Baa	5.9
BB/Ba	4.6
B	5.7
CCC/Caa	8.8
CC/Ca	0.3
C	0.1
D	0.6
Not Rated	16.8
Other[5]	51.3

Total Investments in Securities	100.0%

[3]	Using the higher Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[4]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[5]	Includes Common Stock, Preferred Stock, Exchange-Traded Funds and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	9.9%
Banking	4.1
Media	4.1
Financial Services	3.2
Health Care Facilities/Services	3.0
Insurance	2.1
Medical Equipment/Devices	1.8
Oil, Gas & Coal	1.8
Hardware	1.5
Retail Discretionary	1.4
Real Estate	1.3
Asset Management	1.2
Semiconductors	1.1
Software	1.0
Electrical Equipment	0.9
Exploration & Production	0.9
Publishing & Broadcasting	0.9
Institutional Financial Service	0.7
Specialty Finance	0.7
Telecommunications	0.7

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2014 (Unaudited)

Industry	Percentage of Total Net Assets
Integrated Oils	0.6
Retail—Consumer Staples	0.6
Transportation & Logistics	0.6
Advertising & Marketing	0.5
Automotive	0.5
Gaming, Lodging & Restaurants	0.5
Renewable Energy	0.5
Aerospace & Defense	0.4
Casinos & Gaming	0.4
Consumer Products	0.3
Containers & Packaging	0.3
Engineering & Construction Services	0.3
Industrial Services	0.3
Oil & Gas Services	0.3
Passenger Transportation	0.3
Automobiles Manufacturing	0.2
Chemicals	0.2
Machinery	0.2
Metals & Mining	0.2
Property & Casualty Insurance	0.2
Auto Parts Manufacturing	0.1
Commercial Services	0.1
Consumer Finance	0.1
Design Manufacturing & Distribution	0.1
Distributors—Consumer Staples	0.1
Entertainment Resources	0.1
Food & Beverage	0.1
Home & Office Products	0.1
Home Improvement	0.1
Power Generation	0.1
Railroad	0.1
Retail—Consumer Discretionary	0.1
Software & Services	0.1
Technology Services	0.1
Utilities	0.1
Apparel & Textile Products	0.0	[1]
Construction Materials	0.0	[1]
Construction Materials Manufacturing	0.0	[1]
Consumer Services	0.0	[1]
Distributors	0.0	[1]
Forest & Paper Products	0.0	[1]
Iron & Steel	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Recreation Facilities & Services	0.0	[1]
Restaurants	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2014 (Unaudited)

Industry	Percentage of Total Net Assets
Transportation Equipment	0.0	[1]
Waste & Environmental Service Equipment & Facility	0.0	[1]
Other[2]	30.9
Securities Sold Short	(20.0)
Other Assets and Liabilities[3]	37.9

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Foreign Government, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2014 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	48.4%
Cayman Islands	3.8
Ireland	3.6
Japan	1.9
Netherlands	1.5
Switzerland	1.4
United Kingdom	1.2
Germany	0.8
Bermuda	0.7
China	0.7
Canada	0.6
Venezuela	0.6
Brazil	0.4
Italy	0.4
France	0.3
Belgium	0.2
Greece	0.2
Hong Kong	0.2
Luxembourg	0.2
Cyprus	0.1
Israel	0.1
Mexico	0.1
Poland	0.1
Republic of Korea	0.1
Singapore	0.1
Chile	0.0	[1]
Colombia	0.0	[1]
Denmark	0.0	[1]
Nigeria	0.0	[1]
Portugal	0.0	[1]
Puerto Rico	0.0	[1]
South Africa	0.0	[1]
Spain	0.0	[1]
Sweden	0.0	[1]
Taiwan	0.0	[1]
Other[2]	3.1
Securities Sold Short	(19.6)
Other Assets and Liabilities[3]	48.8

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Foreign Government, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2014 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	41.4%
Mortgage-Backed Securities	14.4
Asset-Backed Securities	4.9
Corporate Bonds & Notes	4.3
Foreign Government	2.5
U.S. Government Sponsored Agency Securities	2.3
Bank Loans	0.3
Exchange-Traded Funds	0.2
Convertible Bonds	0.1
Preferred Stock	0.0 [1]
Other[2]	0.4
Securities Sold Short	(19.6)
Other Assets and Liabilities[3]	48.8

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[4]	Percentage of Total Investments in Securities
AAA/Aaa[5]	3.9%
A	2.2
BBB/Baa	5.6
BB/Ba	4.4
B	3.9
CCC/Caa	8.2
CC/Ca	0.3
C	0.2
D	1.6
Not Rated	10.4
Other[6]	59.3

Total Investments in Securities	100.0%

[4]	Using the higher Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[5]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[6]	Includes Common Stock, Preferred Stock, Exchange-Traded Funds and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	9.4%
Media	4.6
Banking	4.0
Health Care Facilities/Services	3.1
Insurance	2.1
Medical Equipment/Devices	2.0
Oil, Gas & Coal	1.5
Retail Discretionary	1.5
Hardware	1.3
Asset Management	1.2
Real Estate	1.1
Electrical Equipment	1.0
Semiconductors	1.0
Telecommunication	0.9
Software	0.8
Exploration & Production	0.7
Transportation & Logistics	0.7
Institutional Financial Service	0.6
Integrated Oils	0.6

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2014 (Unaudited)

Industry	Percentage of Total Net Assets
Retail—Consumer Staples	0.6
Specialty Finance	0.6
Aerospace & Defense	0.5
Gaming, Lodging & Restaurants	0.5
Publishing & Broadcasting	0.5
Renewable Energy	0.5
Automotive	0.4
Financial Services	0.4
Advertising & Marketing	0.3
Consumer Products	0.3
Engineering & Construction Services	0.3
Industrial Services	0.3
Machinery	0.3
Casinos & Gaming	0.2
Chemicals	0.2
Containers & Packaging	0.2
Passenger Transportation	0.2
Utilities	0.2
Automobiles Manufacturing	0.1
Commercial Services	0.1
Consumer Finance	0.1
Design Manufacturing & Distribution	0.1
Distributors—Consumer Staples	0.1
Food & Beverage	0.1
Home & Office Products	0.1
Home Improvement	0.1
Manufactured Goods	0.1
Metals & Mining	0.1
Oil & Gas Services	0.1
Property & Casualty Insurance	0.1
Retail—Consumer Discretionary	0.1
Software & Services	0.1
Waste & Environmental Service Equipment & Facility	0.1
Apparel & Textile Products	0.0	[1]
Auto Parts Manufacturing	0.0	[1]
Construction Materials	0.0	[1]
Construction Materials Manufacturing	0.0	[1]
Consumer Services	0.0	[1]
Distributors	0.0	[1]
Entertainment Resources	0.0	[1]
Forest & Paper Products	0.0	[1]
Iron & Steel	0.0	[1]
Power Generation	0.0	[1]
Railroad	0.0	[1]
Real Estate Investment Trust (REIT)	0.0	[1]
Recreation Facilities & Services	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2014 (Unaudited)

Industry	Percentage of Total Net Assets
Restaurants	0.0	[1]
Technology Services	0.0	[1]
Transportation Equipment	0.0	[1]
Other[2]	24.7
Securities Sold Short	(19.6)
Other Assets and Liabilities[3]	48.8

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Foreign Government, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2014 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 82.1%
COMMON STOCK — 41.3%
Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a),(b)	1,300	$4,056

Total Bahamas		4,056

Belgium — 0.2%
Consumer Products — 0.1%
Anheuser-Busch InBev NV	5,765	641,645

Insurance — 0.1%
Ageas	43,471	1,443,206

Total Belgium		2,084,851

Bermuda — 0.6%
Insurance — 0.3%
Aspen Insurance Holdings Ltd. (b),(c)	23,100	987,987
Assured Guaranty Ltd. (b)	151,576	3,358,924
Blue Capital Reinsurance Holdings Ltd. (b),(c)	2,000	35,380
Third Point Reinsurance Ltd. (a),(b),(c)	900	13,095

		4,395,386

Media — 0.0%
Global Sources Ltd. (a),(b)	85	571

Oil, Gas & Coal — 0.1%
Kosmos Energy Ltd. (a),(b)	2,600	25,896
Nabors Industries Ltd. (b),(c)	22,900	521,204
Seadrill Ltd. (b)	4,100	109,716

		656,816

Semiconductors — 0.0%
Marvell Technology Group Ltd. (b),(c)	10,800	145,584

Technology Services — 0.0%
Genpact Ltd. (a),(b),(c)	16,100	262,752

Transportation & Logistics — 0.2%
Golar LNG Ltd.	10,310	684,584
Knightsbridge Tankers Ltd. (b),(c)	1,800	15,930
Teekay Corp. (b),(c)	20,400	1,353,744

		2,054,258

Total Bermuda		7,515,367

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Brazil — 0.1%
Insurance — 0.0%
Brasil Insurance Participacoes e Administracao SA (a)	43,000	$140,537

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	20,231	217,686

Utilities — 0.1%
Cia Energetica de Minas Gerais ADR (b),(c)	46,000	286,580

Total Brazil		644,803

Canada — 0.3%
Automotive — 0.0%
Magna International, Inc.	300	28,473

Banking — 0.0%
Bank of Nova Scotia (The)	400	24,740
Royal Bank of Canada (b)	300	21,435

		46,175

Chemicals — 0.0%
Methanex Corp. (b),(c)	100	6,680

Consumer Products — 0.0%
Cott Corp. (b),(c)	17,300	118,851
SunOpta, Inc. (a),(b)	400	4,828

		123,679

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a),(b),(c)	5,900	59,885

Forest & Paper Products — 0.0%
Domtar Corp. (b)	600	21,078
Mercer International, Inc. (a),(b),(c)	6,500	63,375
Resolute Forest Products, Inc. (a),(b),(c)	800	12,512

		96,965

Gaming, Lodging & Restaurants — 0.0%
Tim Hortons, Inc. (b),(c)	300	23,643

Hardware — 0.0%
Dragonwave, Inc. (a),(b)	300	369
Sierra Wireless, Inc. (a),(b),(c)	2,300	61,502

		61,871

Media — 0.0%
Points International Ltd. (a),(b)	200	3,484

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Metals & Mining — 0.1%
Cameco Corp. (b)	1,000	$17,660
Dominion Diamond Corp. (a),(b),(c)	12,200	173,728
IAMGOLD Corp. (b),(c)	27,300	75,348
Kinross Gold Corp. (a),(b),(c)	102,000	336,600
MFC Industrial Ltd. (b),(c)	1,800	12,798
Nevsun Resources Ltd. (b)	7,300	26,353
New Gold, Inc. (a),(b),(c)	1,000	5,050
Primero Mining Corp. (a),(b)	17	82
Silvercorp Metals, Inc. (b)	200	318
Taseko Mines Ltd. (a),(b),(c)	2,400	4,080
Yamana Gold, Inc. (c)	100	600

		659,617

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(b),(c)	8,400	42,756
Bellatrix Exploration Ltd. (a),(b)	100	615
Cenovus Energy, Inc. (b)	100	2,688
Enerplus Corp. (b)	100	1,897
Gran Tierra Energy, Inc. (a),(b),(c)	33,000	182,820
Precision Drilling Corp. (b),(c)	15,900	171,561
TransGlobe Energy Corp. (b),(c)	2,500	15,200

		417,537

Renewable Energy — 0.2%
Canadian Solar, Inc. (a),(b),(c)	47,700	1,706,229

Retail Discretionary — 0.0%
Lululemon Athletica, Inc. (a),(b),(c)	3,200	134,432

Utilities — 0.0%
TransAlta Corp. (b)	200	2,100

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (b),(c)	10,100	260,277

Total Canada		3,624,047

Cayman Islands — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	1,500	21,900

Total Cayman Islands		21,900

Chile — 0.0%
Insurance — 0.0%
Administradora de Fondos de Pensiones Provida SA ADR (b),(d)	300	26,394

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.0%
Parque Arauco SA	133,452	$256,564

Total Chile		282,958

China — 0.6%
Automotive — 0.0%
China Automotive Systems, Inc. (b),(c)	2,600	23,868

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (a),(b)	1,900	9,139

Chemicals — 0.0%
Gulf Resources, Inc. (a),(b)	300	429

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR (a),(b),(c)	2,400	55,680
TAL Education Group ADR (a),(b)	1,400	48,916

		104,596

Design Manufacturing & Distribution — 0.0%
Nam Tai Property, Inc. (b)	10,800	65,556

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(b),(c)	9,700	339,694

Insurance — 0.0%
CNINSURE, Inc. ADR (a),(b),(c)	3,000	16,500

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a),(b),(c)	800	17,992

Media — 0.3%
Autohome, Inc. ADR (a),(b)	300	12,603
Ctrip.com International Ltd. ADR (a),(b),(c)	1,000	56,760
Qihoo 360 Technology Co. Ltd. ADR (a),(e)	8,100	546,507
Sohu.com, Inc. (a),(b)	100	5,023
Tencent Holdings Ltd.	188,100	2,797,936
Zhaopin Ltd. ADR (a),(b),(c)	3,000	38,910

		3,457,739

Passenger Transportation — 0.0%
Guangshen Railway Co. Ltd. ADR (b)	200	3,932

Real Estate — 0.0%
E-House China Holdings Ltd. ADR (b),(c)	6,600	62,832
Xinyuan Real Estate Co. ADR (b),(c)	18,200	53,508

		116,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Renewable Energy — 0.1%
JA Solar Holdings Co. Ltd. ADR (a),(b),(c)	26,500	$245,125
Trina Solar Ltd. ADR (a),(b),(c)	14,500	175,015

		420,140

Retail Discretionary — 0.2%
Alibaba Group Holdings ADR (a)	23,353	2,074,914

Software — 0.0%
Changyou.com Ltd. ADR (a),(b)	400	9,572
Perfect World Co. Ltd. ADR (b),(c)	16,000	315,040
Sungy Mobile, Ltd. (a),(b)	100	652

		325,264

Telecommunication — 0.0%
21Vianet Group, Inc. ADR (a),(b)	400	7,200

Total China		6,983,303

Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	9,881	165,691

Total Colombia		165,691

Curacao — 0.0%
Medical Equipment/Devices — 0.0%
Orthofix International NV (a),(b),(c)	6,700	207,432

Total Curacao		207,432

Denmark — 0.1%
Banking — 0.1%
Jyske Bank A/S (a),(b)	20,785	1,123,266

Commercial Services — 0.0%
ISS A/S (a)	14,193	384,834

Total Denmark		1,508,100

France — 0.3%
Banking — 0.3%
BNP Paribas SA	13,314	883,190
Credit Agricole SA	81,528	1,230,024
Societe Generale SA	20,270	1,034,834

Total France		3,148,048

Germany — 0.4%
Automotive — 0.0%
Volkswagen AG	872	180,957

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Health Care Facilities/Services — 0.3%
Fresenius SE & Co. KGaA	90,112	$4,461,018

Real Estate — 0.1%
Deutsche Wohnen AG	11,712	250,295
LEG Immobilien AG	6,245	432,801

		683,096

Retail Discretionary — 0.0%
Zalando SE (a)	1,989	54,012

Total Germany		5,379,083

Greece — 0.1%
Real Estate — 0.1%
Eurobank Properties Real Estate Investment Co. (a)	95,697	1,087,831

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b),(c)	1,500	13,755
Costamare, Inc. (b),(c)	6,100	133,956
Diana Shipping, Inc. (a),(b),(c)	1,400	12,516
Paragon Shipping, Inc. A Shares (a),(b),(c)	600	2,394
Safe Bulkers, Inc. (b),(c)	12,500	83,250
StealthGas, Inc. (a),(b)	2,200	20,042
Tsakos Energy Navigation Ltd. (b),(c)	4,500	28,710

		294,623

Total Greece		1,382,454

Hong Kong — 0.2%
Consumer Services — 0.0%
Nord Anglia Education, Inc. (a),(b)	100	1,700

Institutional Financial Service — 0.1%
Hong Kong Exchanges and Clearing Ltd.	46,400	999,726

Insurance — 0.1%
AIA Group Ltd. (b)	193,400	1,000,020

Gaming, Lodging & Restaurants — 0.0%
Melco Crown Entertainment Ltd. ADR (b),(c)	13,900	365,431

Total Hong Kong		2,366,877

India — 0.0%
Metals & Mining — 0.0%
Sesa Goa Ltd. ADR (c)	20	345

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
WNS Holdings Ltd. ADR (a),(b)	200	$4,502

Total India		4,847

Ireland — 4.2%
Asset Management — 0.1%
Henderson Group PLC	436,285	1,434,371

Biotechnology & Pharmaceuticals — 3.7%
Endo International PLC (a),(e)	43,669	2,984,339
Jazz Pharmaceuticals PLC (a),(c)	2,300	369,288
Mallinckrodt PLC (a),(b),(c),(e),(f)	193,861	17,476,569
Shire PLC ADR	100,935	26,147,212

		46,977,408

Electrical Equipment — 0.3%
Allegion PLC (b),(c)	17,011	810,404
Ingersoll-Rand PLC (e)	45,252	2,550,403

		3,360,807

Hardware — 0.0%
Seagate Technology PLC (b),(c)	4,100	234,807

Health Care Facilities/Services — 0.0%
ICON PLC (a),(b)	1,200	68,676

Medical Equipment/Devices — 0.0%
Covidien PLC	400	34,604

Real Estate — 0.1%
Hibernia REIT PLC (a)	609,378	885,126

Software — 0.0%
King Digital Entertainment PLC (b),(c)	1,800	22,860

Total Ireland		53,018,659

Israel — 0.1%
Biotechnology & Pharmaceutical — 0.1%
Teva Pharmaceutical Industries Ltd. ADR	19,152	1,029,420

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b),(c)	9,500	148,010

Hardware — 0.0%
Audiocodes Ltd. (a),(b)	1,100	5,280
Ceragon Networks Ltd. (a),(b)	300	714

		5,994

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a),(b)	900	$9,018

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a),(b)	4,100	44,280
Tower Semiconductor Ltd. (a),(b),(c)	4,200	42,714

		86,994

Software — 0.0%
Cimatron Ltd. (a),(b)	200	1,206
Perion Network Ltd. (a),(b)	200	1,112
Sapiens International Corp. NV (a),(b)	100	740

		3,058

Technology Services — 0.0%
Clicksoftware Technologies Ltd. (b),(c)	700	5,621
Magic Software Enterprises Ltd. (b)	1,200	8,316

		13,937

Telecommunication — 0.0%
Partner Communications Co. Ltd. ADR (a),(b)	1,600	11,280

Total Israel		1,307,711

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (a)	257,445	1,417,073

Banking — 0.3%
Banca Generali SpA	31,651	836,715
Banca Popolare dell’Emilia Romagna (a),(c),(f)	200,039	1,591,754
FinecoBank SpA (a)	183,267	980,993

		3,409,462

Home & Office Products — 0.0%
De’Longhi SpA (a)	11,827	238,113

Technology Services — 0.0%
Cerved Information Solutions SpA (a)	57,911	357,238

Total Italy		5,421,886

Japan — 1.9%
Automotive — 0.3%
Aisin Seiki Co. Ltd.	1,711	61,701
Honda Motor Co. Ltd.	1,715	59,421
Isuzu Motors Ltd.	8,000	113,061
Mazda Motor Corp. (b)	136,700	3,426,381

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Toyota Motor Corp.	1,130	$66,589

		3,727,153

Banking — 0.2%
Mitsubishi UFJ Financial Group, Inc.	160,737	908,950
Mizuho Financial Group, Inc.	29,625	52,916
Shinsei Bank Ltd.	581,000	1,244,905
Sumitomo Mitsui Financial Group, Inc.	1,354	55,197
Sumitomo Mitsui Financial Group, Inc. ADR (b)	700	5,740

		2,267,708

Chemicals — 0.1%
Nitto Denko Corp.	13,500	740,392

Distributors—Consumer Staples — 0.1%
Mitsubishi Corp. (b)	78,800	1,613,721

Electrical Equipment — 0.3%
Hitachi Ltd.	123,000	939,252
Mitsubishi Heavy Industries Ltd.	552,842	3,556,739

		4,495,991

Industrial Services — 0.1%
Sumitomo Corp. (e)	108,500	1,197,531

Institutional Financial Service — 0.1%
Daiwa Securities Group, Inc.	7,361	58,317
Ichiyoshi Securities Co. Ltd. (a)	64,300	770,369

		828,686

Insurance — 0.1%
T&D Holdings, Inc.	75,400	968,324
Tokio Marine Holdings, Inc.	26,500	822,122

		1,790,446

Iron & Steel — 0.0%
Nippon Steel & Sumitomo Metal Corp. (e)	234,000	607,216

Machinery — 0.2%
Komatsu Ltd.	50,700	1,172,561
Kubota Corp. (b),(e)	116,127	1,834,420

		3,006,981

Oil, Gas & Coal — 0.1%
ITOCHU Corp. (c)	81,700	998,204

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	2,750	75,222

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.2%
Industrial & Infrastructure Fund Investment Corp. (a)	126	$1,044,304
Mitsubishi Estate Co. Ltd.	15,000	337,611
Mitsui Fudosan Co. Ltd.	30,000	918,942
Sumitomo Realty & Development Co. Ltd.	4,000	142,330

		2,443,187

Retail—Consumer Staples — 0.1%
Seven & I Holdings Co. Ltd.	19,700	764,110

Total Japan		24,556,548

Luxembourg — 0.1%
Chemicals — 0.0%
Orion Engineered Carbons SA (a),(b)	200	3,524

Real Estate — 0.1%
GAGFAH SA (a)	42,228	786,707

Telecommunication — 0.0%
Intelsat SA (a),(b),(c)	700	11,998

Total Luxembourg		802,229

Mexico — 0.1%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	10,539	67,312

Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (a)	169,435	458,580

Real Estate — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	111,582	238,858
Mexico Real Estate Management SA de CV	31,829	56,048
Prologis Property Mexico SA de CV	351,566	739,230

		1,034,136

Retail Discretionary — 0.0%
Grupo Sanborns SA de CV	23,447	39,368

Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (a)	87,989	161,427

Total Mexico		1,760,823

Netherlands — 1.2%
Banking — 0.5%
ING Groep NV CVA (a),(b)	452,561	6,464,879

Engineering & Construction Services — 0.0%
Chicago Bridge & Iron Co. NV (b),(c)	4,300	248,755

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Institutional Financial Service — 0.1%
KAS Bank NV CVA (a)	71,117	$884,770

Insurance — 0.3%
Aegon NV (b),(c)	14,087	115,795
Delta Lloyd NV	95,346	2,299,550
NN Group NV (a)	45,455	1,319,040

		3,734,385

Machinery — 0.0%
Sensata Technologies Holding NV (a),(b)	100	4,453

Media — 0.0%
Ziggo NV	9,126	427,522

Medical Equipment/Devices — 0.0%
Tornier NV (a),(b)	400	9,560

Metals & Mining — 0.0%
Constellium NV A Shares (a),(b)	4,100	100,901

Semiconductors — 0.0%
NXP Semiconductor NV (a),(b)	200	13,686

Software — 0.0%
AVG Technologies NV (a),(b),(c)	6,800	112,744

Specialty Finance — 0.3%
AerCap Holdings NV (a),(b),(c)	92,388	3,778,669

Total Netherlands		15,780,324

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a)	48,121	1,234,804

Total Poland		1,234,804

Portugal — 0.0%
Telecommunication — 0.0%
Portugal Telecom SGPS SA ADR (b),(c)	2,600	5,434

Total Portugal		5,434

Puerto Rico — 0.0%
Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a),(b),(c)	4,400	87,560

Total Puerto Rico		87,560

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Republic of Korea — 0.1%
Automotive — 0.0%
Hyundai Motor Co.	941	$169,875

Hardware — 0.1%
Samsung Electronics Co. Ltd.	435	488,074

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(b),(c)	3,100	36,270
SK Hynix, Inc.	3,855	170,785

		207,055

Total Republic of Korea		865,004

Singapore — 0.1%
Design Manufacturing & Distribution — 0.1%
Flextronics International Ltd. (a),(b),(c)	68,000	701,760

Machinery — 0.0%
China Yuchai International Ltd. (b)	2,300	42,642

Real Estate — 0.0%
Ascendas Real Estate Investment Trust	19,444	34,294
CapitaCommercial Trust	62,522	78,171
CapitaMall Trust (a)	21,906	32,798
CDL Hospitality Trusts	27,633	36,174
Mapletree Logistics Trust	41,500	37,573
Suntec Real Estate Investment Trust	27,937	38,543

		257,553

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(b),(c)	25,800	367,134

Total Singapore		1,369,089

South Africa — 0.1%
Metals & Mining — 0.1%
Gold Fields Ltd. ADR (b),(c)	80,000	312,000
Harmony Gold Mining Co. Ltd. ADR (b),(c)	57,400	123,984

		435,984

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b),(c)	17,300	208,465

Total South Africa		644,449

Spain — 0.0%
Banking — 0.0%
Banco Santander SA ADR (c)	47	446

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR (b),(c)	2,600	$91,338

Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA	2,795	55,213

Total Spain		146,997

Sweden — 0.0%
Telecommunication — 0.0%
Com Hem Holding AB (a)	28,533	207,790

Total Sweden		207,790

Switzerland — 1.3%
Asset Management — 0.1%
Julius Baer Group Ltd.	32,098	1,440,661

Biotechnology & Pharmaceutical — 0.6%
Roche Holding AG (b),(c),(f)	26,885	7,972,288

Electrical Equipment — 0.2%
Tyco International Ltd.	58,115	2,590,186

Institutional Financial Service — 0.2%
UBS AG	161,547	2,819,077

Retail Discretionary — 0.0%
Dufry AG (a)	2,706	412,688

Specialty Finance — 0.1%
Cembra Money Bank AG	7,360	420,153

Transportation & Logistics — 0.1%
Flughafen Zuerich AG	1,639	1,029,204

Total Switzerland		16,684,257

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd. (b),(c)	5,800	131,196
Silicon Motion Technology Corp. ADR (b),(c)	6,900	185,886
United Microelectronics Corp. ADR (b)	100	199

Total Taiwan		317,281

United Kingdom — 1.2%
Banking — 0.1%
Standard Chartered PLC	42,197	780,189

Biotechnology & Pharmaceuticals — 0.2%
AstraZeneca PLC	10,000	720,034

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
GlaxoSmithKline PLC ADR (b),(c)	38,800	$1,783,636

		2,503,670

Commercial Services — 0.0%
SSP Group PLC (a)	45,478	191,468

Gaming, Lodging & Restaurants — 0.0%
InterContinental Hotels Group PLC ADR (b)	200	7,732

Insurance — 0.1%
St James’s Place PLC	114,053	1,349,748

Media — 0.6%
Liberty Global PLC (a)	167,211	6,858,159

Oil, Gas & Coal — 0.0%
BP PLC ADR (b),(c)	6,400	281,280

Passenger Transportation — 0.0%
International Consolidated Airlines Group SA (a)	5,254	31,268

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	79,442	1,406,359

Telecommunications — 0.1%
BT Group PLC ADR (b)	200	12,296
Vodafone Group PLC ADR (b),(c)	51,800	1,703,702

		1,715,998

Transportation & Logistics — 0.0%
Navigator Holdings Ltd. (a),(b)	400	11,132

Total United Kingdom		15,137,003

United States — 27.5%
Aerospace & Defense — 0.4%
Aerovironment, Inc. (a),(b),(c)	3,600	108,252
Alliant Techsystems, Inc. (b),(c)	16,000	2,042,240
Ducommun, Inc. (a),(b)	100	2,741
Exelis, Inc. (b),(c)	51,000	843,540
Hexcel Corp. (a),(b),(c)	1,800	71,460
Huntington Ingalls Industries, Inc. (b),(c)	800	83,368
L-3 Communications Holdings, Inc. (b),(c)	300	35,676
Orbital Sciences Corp. (a),(b),(c)	10,000	278,000
Rockwell Collins, Inc. (b)	100	7,850
Spirit Aerosystems Holdings, Inc. A Shares (a),(b),(c)	18,100	688,886
Textron, Inc.	400	14,396
TransDigm Group, Inc. (b),(c)	3,800	700,454

		4,876,863

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Apparel & Textile Products — 0.0%
Michael Kors Holdings Ltd. (a)	300	$21,417
Perry Ellis International, Inc. (a),(b),(c)	1,300	26,455
Skechers U.S.A., Inc. A Shares (a),(b)	400	21,324

		69,196

Asset Management — 0.9%
American Capital Ltd. (a),(b),(c)	156,749	2,219,566
Apollo Investment Corp. (b),(c)	80,000	653,600
Ares Capital Corp. (b),(c)	133,300	2,154,128
BlackRock Kelso Capital Corp. (b)	33,600	286,944
Caesars Acquisition Co. A Shares (a),(b)	8,400	79,548
Calamos Asset Management, Inc. A Shares (b),(c)	7,200	81,144
Carlyle Group LP (The)	10,624	323,607
Charles Schwab Corp. (The) (c),(e)	56,674	1,665,649
Fidus Investment Corp. (b)	400	6,604
Fifth Street Finance Corp. (b)	1,600	14,688
Garrison Capital, Inc. (b),(c)	3,100	44,857
Gladstone Capital Corp. (b),(c)	8,900	78,053
Gladstone Investment Corp. (b),(c)	9,400	66,834
Horizon Technology Finance Corp. (b),(c)	3,100	41,726
KCAP Financial, Inc. (b),(c)	16,900	140,439
Legg Mason, Inc. (c)	17,900	915,764
MCG Capital Corp. (b)	12,800	45,056
Medallion Financial Corp. (b),(c)	2,500	29,150
Oha Investment Corp. (b),(c)	4,900	30,282
PennantPark Investment Corp. (b),(c)	57,500	627,325
Solar Capital Ltd. (b),(c)	20,300	379,204
Solar Senior Capital Ltd. (b),(c)	4,300	66,177
Stellus Capital Investment Corp. (b),(c)	1,300	18,057
TICC Capital Corp. (b),(c)	22,500	198,675
WhiteHorse Finance, Inc. (b)	1,700	22,525
WisdomTree Investments, Inc. (a),(b),(c)	62,814	714,823

		10,904,425

Automotive — 0.1%
BorgWarner, Inc.	15,461	813,403
Gentherm, Inc. (a),(b)	800	33,784
Methode Electronics, Inc. (b),(c)	400	14,748
Modine Manufacturing Co. (a),(b)	1,900	22,553
Motorcar Parts of America, Inc. (a),(b),(c)	3,700	100,677
Tesla Motors, Inc. (a),(b)	1,300	315,484
Tower International, Inc. (a),(b),(c)	9,700	244,343

		1,544,992

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Banking — 1.6%
1st United Bancorp Inc./Boca Raton (b),(c)	800	$6,816
Ameris Bancorp (b)	300	6,585
Arrow Financial Corp. (b)	102	2,557
Bancorp, Inc. (a),(b)	500	4,295
Bank Mutual Corp. (b),(c)	2,700	17,307
Bank of Kentucky Financial Corp. (b)	100	4,623
BankUnited, Inc.	56,800	1,731,832
Beneficial Mutual Bancorp, Inc. (a),(b),(c)	66,200	846,036
Blue Hills Bancorp, Inc. (a),(b),(c)	10,100	132,512
Boston Private Financial Holdings, Inc. (b),(c)	1,200	14,868
Centerstate Banks, Inc. (b),(c)	2,500	25,875
Central Pacific Financial Corp. (b)	5,700	102,201
Charter Financial Corp. (b)	5,500	58,850
Chemical Financial Corp. (b),(c)	2,500	67,225
Citigroup, Inc. (c)	86,515	4,483,207
ConnectOne Bancorp, Inc. (b)	277	5,277
Dime Community Bancshares, Inc. (b)	200	2,880
EverBank Financial Corp. (c)	66,719	1,178,258
Farmers Capital Bank Corp. (a),(b)	100	2,253
First Busey Corp. (b)	100	557
First Citizens BancShares, Inc. A Shares (c)	7,900	1,711,377
First Financial Bancorp (b),(c)	1,400	22,162
First Financial Northwest, Inc. (b)	500	5,105
First Interstate Bancsystem, Inc. (b)	5,100	135,507
First Republic Bank (c)	14,994	740,404
First Security Group, Inc. (a),(b)	1,800	3,564
Franklin Financial Corp. (a),(b)	600	11,166
Fulton Financial Corp. (b)	1,400	15,512
Heritage Commerce Corp. (b)	1,100	9,031
Heritage Financial Corp. (b)	91	1,441
HomeTrust Bancshares, Inc. (a),(b),(c)	400	5,844
Independent Bank Corp. (b),(c)	2,400	28,608
Intervest Bancshares Corp. (b)	200	1,912
Investors Bancorp, Inc. (b)	10	101
JPMorgan Chase & Co.	8,984	541,196
KeyCorp	100	1,333
Macatawa Bank Corp. (b)	100	480
Meridian Bancorp, Inc. (a),(b),(c)	13,100	138,336
National Bankshares, Inc. (b)	100	2,776
Northrim BanCorp, Inc. (b)	100	2,643
Old National Bancorp (b),(c)	3,100	40,207
Oritani Financial Corp. (b),(c)	2,900	40,861
Pacific Continental Corp. (b)	100	1,285
PNC Financial Services Group, Inc. (The) (b),(c)	41,737	3,571,852
Provident Financial Holdings, Inc. (b)	600	8,754

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a),(b)	200	$2,186
Southwest Bancorp, Inc. (b)	1,100	18,040
Territorial Bancorp, Inc. (b),(c)	1,000	20,290
Towne Bank (b)	1,500	20,370
Trico Bancshares (b)	200	4,524
Tristate Capital Holdings, Inc. (a),(b),(c)	3,100	28,117
TrustCo Bank Corp. (b)	600	3,864
Trustmark Corp. (b)	400	9,214
Union Bankshares Corp. (c)	38	878
United Community Financial Corp. (b)	200	936
United Financial Bancorp, Inc. (c)	20	254
Univest Corp. of Pennsylvania (b)	1,000	18,750
Waterstone Financial, Inc. (b)	2,700	31,185
Wells Fargo & Co. (c)	55,570	2,882,416
Westfield Financial, Inc. (b),(c)	1,500	10,590
Yadkin Financial Corp. (a),(b)	200	3,632
Zions BanCorp. (b),(c)	71,479	2,077,180

		20,867,897

Biotechnology & Pharmaceuticals — 5.3%
AbbVie, Inc. (c),(e)	164,285	9,489,102
Achillion Pharmaceuticals, Inc. (a),(b),(c)	4,800	47,904
Actavis PLC (a),(b),(e),(f)	28,123	6,785,517
Agios Pharmaceuticals, Inc. (a),(b)	100	6,135
Albany Molecular Research, Inc. (a),(b),(c)	1,200	26,484
Alexion Pharmaceuticals, Inc. (a),(c)	31,600	5,239,912
Allergan, Inc. (b),(c)	42,984	7,659,319
AMAG Pharmaceuticals, Inc. (a),(b)	100	3,191
Amicus Therapeutics, Inc. (a),(b),(c)	3,800	22,610
Anika Therapeutics, Inc. (a),(b),(c)	1,800	65,988
ArQule, Inc. (a),(b)	2,600	2,912
BioCryst Pharmaceuticals, Inc. (a),(b),(c)	2,600	25,428
BioDelivery Sciences International, Inc. (a),(b)	100	1,709
Biogen Idec, Inc. (a),(b),(c),(f)	15,304	5,062,716
Biospecifics Technologies Corp. (a),(b)	200	7,060
Cambrex Corp. (a),(b),(c)	3,700	69,116
Chimerix, Inc. (a),(b)	100	2,762
Cubist Pharmaceuticals, Inc. (a),(b),(e),(f)	67,200	4,458,048
Depomed, Inc. (a),(b),(c)	10,000	151,900
Dyax Corp. (a),(b),(c)	38,700	391,644
Emergent Biosolutions, Inc. (a),(b)	300	6,393
Enzon Pharmaceuticals, Inc. (b)	400	432
Gilead Sciences, Inc. (a)	592	63,018
Impax Laboratories, Inc. (a),(b),(c)	600	14,226
Incyte Corp. Ltd. (a),(b),(c)	30,900	1,515,645
Intercept Pharmaceuticals, Inc. (a),(b)	200	47,338

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Lannett Co., Inc. (a),(b)	600	$27,408
Ligand Pharmaceuticals, Inc. (a),(b)	400	18,796
Medivation, Inc. (a),(b),(c),(e),(f)	46,300	4,577,681
Merrimack Pharmaceuticals, Inc. (a)	900	7,902
Mylan, Inc. (a),(e),(f)	112,500	5,117,625
Neurocrine Biosciences, Inc. (a),(b)	500	7,835
Omega Protein Corp. (a),(b),(c)	3,900	48,750
Omeros Corp. (a),(b),(c)	700	8,904
Pacira Pharmaceuticals, Inc. (a),(b)	1,100	106,612
PDL BioPharma, Inc. (b)	100	747
Pfizer, Inc.	8,781	259,654
Portola Pharmaceuticals, Inc. (a),(b)	100	2,528
Pozen, Inc. (b),(c)	1,600	11,744
Receptos, Inc. (a),(b)	100	6,211
Rigel Pharmaceuticals, Inc. (a),(b),(c)	7,700	14,938
Salix Pharmaceuticals Ltd. (a),(b),(c),(e),(f)	74,657	11,664,410
Sciclone Pharmaceuticals, Inc. (a),(b),(c)	5,800	39,962
Sunesis Pharmaceuticals, Inc. (a),(b)	4,600	32,844
Targacept, Inc. (a),(b),(c)	5,200	13,156
Ultragenyx Pharmaceutical, Inc. (a),(b)	100	5,660
Valeant Pharmaceuticals International, Inc. (a)	26,283	3,448,330
Vical, Inc. (a),(b)	400	448

		66,588,654

Chemicals — 0.1%
Cabot Corp. (b)	100	5,077
Ferro Corp. (a),(b),(c)	1,600	23,184
FMC Corp. (b),(c)	7,100	406,049
FutureFuel Corp. (b)	100	1,189
Innophos Holdings, Inc. (b)	100	5,509
Intrepid Potash, Inc. (a),(b),(c)	5,800	89,610
Kraton Performance Polymers, Inc. (a),(b),(c)	1,300	23,153
Landec Corp. (a),(b)	100	1,225
Lydall, Inc. (a),(b)	1,100	29,711
OM Group, Inc. (b),(c)	3,000	77,850
OMNOVA Solutions, Inc. (a),(b),(c)	1,800	9,666
Quaker Chemical Corp. (b)	500	35,845
Rockwood Holdings, Inc. (b),(c)	3,200	244,640
Stepan Co. (b)	300	13,314

		966,022

Commercial Services — 0.1%
AMN Healthcare Services, Inc. (a),(b),(c)	3,500	54,950
ARAMARK Holdings Corp. (b)	700	18,410
ARC Document Solutions, Inc. (a),(b),(c)	3,400	27,540
Barrett Business Services, Inc. (b)	100	3,949

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
CDI Corp. (b),(c)	700	$10,164
Collectors Universe (b),(c)	1,200	26,400
Computer Task Group, Inc. (b),(c)	2,100	23,310
Corvel Corp. (a),(b)	100	3,405
Courier Corp. (b)	100	1,232
CRA International, Inc. (a),(b)	2,100	53,403
Ennis, Inc. (b)	500	6,585
Franklin Covey Co. (a),(b)	200	3,918
Hackett Group, Inc. (The) (b),(c)	2,700	16,092
Heidrick & Struggles International, Inc. (b)	200	4,108
Intersections, Inc. (b),(c)	4,300	16,512
Korn/Ferry International (a),(b),(c)	3,300	82,170
Manpowergroup, Inc. (b),(c)	2,300	161,230
Navigant Consulting, Inc. (a),(b),(c)	3,300	45,903
On Assignment, Inc. (a),(b)	100	2,685
PRGX Global, Inc. (a),(b),(c)	5,500	32,230
Providence Service Corp. (The) (a),(b)	400	19,352
Resources Connection, Inc. (b)	300	4,182
ServiceMaster Global Holdings, Inc. (a),(b),(c)	2,900	70,180
TrueBlue, Inc. (a),(b)	2,600	65,676
Vectrus, Inc. (a)	2,833	55,329

		808,915

Construction Materials — 0.0%
Headwaters, Inc. (a),(b),(c)	9,500	119,130
Universal Forest Products, Inc. (b)	100	4,271
Vulcan Materials Co. (b)	100	6,023

		129,424

Consumer Products — 0.2%
Alliance One International, Inc. (a),(b)	600	1,182
Central Garden and Pet Co. A Shares (a),(b)	100	804
Chiquita Brands International, Inc. (a),(b)	500	7,100
Coca-Cola Enterprises, Inc.	9,075	402,567
Female Health Co. (The) (b)	600	2,094
Herbalife Ltd. (b)	900	39,375
Inventure Foods, Inc. (a),(b),(c)	1,000	12,960
Molson Coors Brewing Co. B Shares	2,686	199,946
Mondelez International, Inc. (c)	28,501	976,587
Monster Beverage Corp. (a),(b)	1,500	137,505
Philip Morris International, Inc.	600	50,040
PICO Holdings, Inc. (a),(b)	500	9,975
Revlon, Inc. A Shares (a),(b)	600	19,014
Vector Group Ltd. (b),(c)	5,526	122,566

		1,981,715

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Consumer Services — 0.0%
American Public Education, Inc. (a),(b)	1,300	$35,087
Bridgepoint Education, Inc. (a),(b),(c)	1,000	11,160
Capella Education Co. (b)	900	56,340
Carriage Services, Inc. (b),(c)	800	13,864
Corinthian Colleges, Inc. (a),(b)	200	22
Regis Corp. (b)	4,900	78,204
Universal Technical Institute, Inc. (b)	400	3,740

		198,417

Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a),(b),(c)	43,800	1,105,512
Crown Holdings, Inc. (a),(b),(c)	17,000	756,840
Graphic Packaging Holding Co. (a),(b),(c)	8,700	108,141
Owens-Illinois, Inc. (a),(c)	2,900	75,545

		2,046,038

Design Manufacturing & Distribution — 0.0%
Anixter International, Inc. (b),(c)	3,300	279,972
Benchmark Electronics, Inc. (a),(c)	2,300	51,083
CTS Corp. (b)	300	4,767
Plexus Corp. (a),(b)	1,200	44,316

		380,138

Distributors — 0.0%
Ingram Micro, Inc. A Shares (a),(b),(c)	1,900	49,039
Insight Enterprises, Inc. (a),(b),(c)	3,800	85,994
ScanSource, Inc. (a),(b),(c)	2,500	86,475

		221,508

Distributors—Consumer Staples — 0.0%
Andersons, Inc. (The) (b),(c)	500	31,440

Electrical Equipment — 0.1%
American Science & Engineering, Inc. (b)	400	22,152
Argan, Inc. (b),(c)	1,700	56,746
Babcock & Wilcox Co. (The) (b)	100	2,769
Checkpoint Systems, Inc. (a),(b),(c)	800	9,784
China Recycling Energy Corp. (a),(b)	400	492
FARO Technologies, Inc. (a),(b)	2,700	137,025
General Electric Co.	39,742	1,018,190
Global Power Equipment Group, Inc. (b)	400	5,960
Itron, Inc. (a),(b),(c)	1,500	58,965
Lennox International, Inc. (b),(c)	1,400	107,618
OSI Systems, Inc. (a),(b)	700	44,436

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	300	$32,964

		1,497,101

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (a),(b),(c)	13,300	448,875
Comfort Systems USA, Inc. (b),(c)	1,300	17,615
Dycom Industries, Inc. (a),(b)	400	12,284
Fluor Corp. (c)	600	40,074
Great Lakes Dredge & Dock Corp. (b)	3,100	19,158
Jacobs Engineering Group, Inc. (a),(b),(c)	15,600	761,592
KBR, Inc. (b),(c)	84,500	1,591,135
Kimball International, Inc. B Shares (b),(c)	2,000	30,100
Mistras Group, Inc. (a),(b),(c)	1,000	20,400
MYR Group, Inc. (a),(b)	100	2,408
Orion Marine Group, Inc. (a),(b)	1,500	14,970
SBA Communications Corp. A Shares (a),(b),(c)	3,300	365,970
Tutor Perini Corp. (a),(b),(c)	3,000	79,200
URS Corp. (b),(c)	5,300	305,333

		3,709,114

Gaming, Lodging & Restaurants — 0.0%
Royal Caribbean Cruises Ltd. (b),(c)	2,600	174,954

Hardware — 1.4%
Apple, Inc. (c)	121,827	12,274,070
Aviat Networks, Inc. (a),(b)	1,400	2,520
Brocade Communications Systems, Inc. (b),(c)	57,200	621,764
Clearfield, Inc. (a),(b)	600	7,638
CommScope Holding Co., Inc. (a),(b),(c)	20,800	497,328
Comtech Telecommunications Corp. (b),(c)	2,700	100,305
Corning, Inc. (b),(c)	300	5,802
Daktronics, Inc. (b),(c)	1,100	13,519
Datalink Corp. (a),(b)	1,300	13,819
Dolby Laboratories, Inc. A Shares (a),(b),(c)	6,600	275,814
DTS, Inc. (a),(b)	300	7,575
Eastman Kodak Co. (a),(b)	100	2,197
Emcore Corp. (a),(b)	100	569
Harmonic, Inc. (a),(b),(c)	4,700	29,798
Hutchinson Technology, Inc. (a),(b)	400	1,464
Imation Corp. (a),(b)	1,800	5,310
Immersion Corp. (a),(b)	1,700	14,586
Infinera Corp. (a),(b)	1,200	12,804
Juniper Networks, Inc. (b),(c)	108,400	2,401,060
Knowles Corp. (a),(b)	900	23,850
KVH Industries, Inc. (a),(b)	400	4,528
Mercury Systems, Inc. (a),(b),(c)	800	8,808

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
NETGEAR, Inc. (a),(b)	1,400	$43,750
Novatel Wireless, Inc. (a),(b)	100	367
Oplink Communications, Inc. (b)	1,600	26,912
PC-Tel, Inc. (b)	1,000	7,590
Pitney Bowes, Inc. (b),(c)	3,100	77,469
QLogic Corp. (a),(b),(c)	35,600	326,096
Radisys Corp. (a),(b)	200	534
Sanmina Corp. (a),(b),(c)	7,400	154,364
ShoreTel, Inc. (a),(b),(c)	2,000	13,300
Skullcandy, Inc. (a),(b),(c)	2,400	18,696
Telenav, Inc. (a),(b),(c)	700	4,690
TTM Technologies, Inc. (a),(b)	700	4,767
VeriFone Systems, Inc. (a),(b)	1,900	65,322
VOXX International Corp. (a),(b),(c)	2,600	24,180
Westell Technologies, Inc. A Shares (a),(b)	200	368
Western Digital Corp. (b),(c)	3,900	379,548

		17,473,081

Health Care Facilities/Services — 2.4%
Alliance HealthCare Services, Inc. (a),(b)	1,600	36,176
Amedisys, Inc. (a),(b),(c)	2,700	54,459
Catalent, Inc. (a),(b),(c)	6,300	157,689
Catamaran Corp. NPV (a),(b),(c),(e),(f)	155,100	6,537,465
Charles River Laboratories International, Inc. (a),(b),(c)	2,800	167,272
Digirad Corp. (b),(c)	2,200	8,646
Five Star Quality Care, Inc. (a),(b),(c)	3,000	11,310
Genomic Health, Inc. (a),(b)	200	5,662
HCA Holdings, Inc. (a),(b),(c),(f)	115,011	8,110,576
Health Net, Inc. (a),(b),(c)	27,800	1,281,858
HealthSouth Corp. (b)	500	18,450
Healthways, Inc. (a),(b)	100	1,602
Magellan Health Services, Inc. (a),(b),(c)	1,000	54,730
McKesson Corp. (b),(c),(f)	29,600	5,762,232
Omnicare, Inc. (c),(e)	43,805	2,727,299
PharMerica Corp. (a),(b)	500	12,215
RadNet, Inc. (a),(b),(c)	2,500	16,550
Select Medical Holdings Corp. (b),(c)	20,500	246,615
Team Health Holdings, Inc. (a),(c)	600	34,794
Universal American Corp. (a),(b),(c)	2,500	20,100
Universal Health Services, Inc. B Shares (b),(c),(e),(f)	45,000	4,702,500

		29,968,200

Home & Office Products — 0.1%
ACCO Brands Corp. (a),(b),(c)	6,700	46,230
American Woodmark Corp. (a),(b),(c)	2,500	92,150

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Blount International, Inc. (a),(b),(c)	2,300	$34,799
Griffon Corp. (b)	100	1,139
Masco Corp. (b),(c)	300	7,176
PGT, Inc. (a),(b)	400	3,728
Scotts Miracle-Gro Co. (The) A Shares (b),(c)	1,300	71,500
Select Comfort Corp. (a),(b)	300	6,276
St Joe Co. (The) (a),(b),(c)	500	9,965
Whirlpool Corp. (c),(f)	8,946	1,302,985

		1,575,948

Industrial Services — 0.2%
Furmanite Corp. (a),(b),(c)	1,800	12,168
H&E Equipment Services, Inc. (b),(c)	3,000	120,840
HD Supply Holdings, Inc. (a),(b),(c)	67,100	1,829,146
United Rentals, Inc. (a),(b),(c)	2,900	322,190

		2,284,344

Institutional Financial Service — 0.2%
Cowen Group, Inc. A Shares (a),(b)	1,300	4,875
Northern Trust Corp. (c)	13,800	938,814
Piper Jaffray Cos. (a),(b)	100	5,224
Raymond James Financial, Inc.	18,400	985,872
SWS Group, Inc. (a),(b)	200	1,378

		1,936,163

Insurance — 1.1%
Allstate Corp. (The) (c)	13,267	814,196
American International Group, Inc. (b),(c)	74,397	4,018,926
Ameriprise Financial, Inc. (b)	12,222	1,507,950
AmTrust Financial Services, Inc. (b)	30	1,195
Crawford & Co. B Shares (b)	200	1,650
Employers Holdings, Inc. (b)	1,800	34,650
FBL Financial Group, Inc. A Shares (b),(c)	1,200	53,640
Genworth Financial, Inc. A Shares (a),(b),(c)	70,100	918,310
Hartford Financial Services Group, Inc. (b)	59,130	2,202,592
Mercury General Corp. (b)	100	4,881
OneBeacon Insurance Group Ltd. A Shares (b)	700	10,787
Primerica, Inc. (b)	21,454	1,034,512
Principal Financial Group, Inc. (c)	19,700	1,033,659
Progressive Corp. (The) (b),(c)	9,400	237,632
Prudential Financial, Inc. (c)	10,571	929,614
RPX Corp. (a),(b),(c)	900	12,357
Selective Insurance Group, Inc. (b)	200	4,428
Symetra Financial Corp. (b),(c)	2,000	46,660
United Insurance Holdings Corp. (b)	200	3,000
Voya Financial, Inc. (b),(c)	19,900	778,090

		13,648,729

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Iron & Steel — 0.0%
Northwest Pipe Co. (a),(b)	100	$3,410
Nucor Corp. (c)	1,600	86,848
Reliance Steel & Aluminum Co. (b)	200	13,680
Shiloh Industries, Inc. (a),(b)	900	15,309
Steel Dynamics, Inc. (b),(c)	9,200	208,012
United States Steel Corp. (b),(c)	5,800	227,186

		554,445

Leisure Products — 0.0%
Arctic Cat, Inc. (b)	200	6,964
Johnson Outdoors, Inc. A Shares (b)	100	2,590
Nautilus, Inc. (a),(b)	1,000	11,970

		21,524

Machinery — 0.0%
AGCO Corp. (b),(c)	1,900	86,374
Federal Signal Corp. (b)	1,800	23,832
Hyster-Yale Materials Handling, Inc. (b)	100	7,162
Intevac, Inc. (a),(b)	800	5,336
Parker Hannifin Corp. (b),(c)	2,400	273,960
Regal-Beloit Corp. (b),(c)	400	25,700
Rofin-Sinar Technologies, Inc. (a),(b),(c)	2,100	48,426
Xerium Technologies, Inc. (a),(b)	600	8,766

		479,556

Manufactured Goods — 0.0%
Aegion Corp. (a),(b),(c)	1,900	42,275
Ampco-Pittsburgh Corp. (b),(c)	1,500	30,000
Chart Industries, Inc. (a),(b)	800	48,904
Dynamic Materials Corp. (b),(c)	800	15,240
Gibraltar Industries, Inc. (a),(b)	100	1,369
Insteel Industries, Inc. (b)	300	6,168
Rogers Corp. (a),(b)	600	32,856
Timken Co. (b),(c)	10,600	449,334

		626,146

Media — 3.2%
Alliance Data Systems Corp. (a),(b),(c)	300	74,481
Blucora, Inc. (a),(b)	2,400	36,576
Boingo Wireless, Inc. (a),(b),(c)	4,800	34,224
Charter Communications, Inc. A Shares (a),(e)	34,489	5,220,600
Clear Channel Outdoor Holdings, Inc. A Shares (b),(c)	8,100	54,594
Comcast Corp. A Shares (e),(f)	122,447	6,585,200
Conversant, Inc. (a),(b),(c)	5,000	171,250
Demand Media, Inc. (a),(b)	1,140	10,089

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Dice Holdings, Inc. (a),(b),(c)	11,700	$98,046
DISH Network Corp. A Shares (a),(b),(c)	49,600	3,203,168
EchoStar Corp. A Shares (a),(b),(c)	1,900	92,644
Facebook, Inc. A Shares (a),(c),(f)	51,516	4,071,825
Google, Inc. A Shares (a)	216	127,097
Google, Inc. C Shares (a),(c)	1,513	873,546
Harte-Hanks, Inc. (b),(c)	2,300	14,651
Journal Communications, Inc. A Shares (a),(b),(c)	6,300	53,109
Lamar Advertising Co. A Shares (c),(e)	155,084	7,637,887
Lee Enterprises, Inc. (a),(b)	200	676
Liberty Ventures (a),(b),(c)	4,600	174,616
Martha Stewart Living Omnimedia A Shares (a),(b)	100	360
McClatchy Co. (The) A Shares (a),(b)	4,300	14,448
MDC Partners, Inc. A Shares (c)	50	959
Monster Worldwide, Inc. (a),(b),(c)	24,000	132,000
National CineMedia, Inc. (b),(c)	12,800	185,728
New Media Investment Group, Inc.	200	3,326
News Corp. A Shares (a),(b),(c)	1,100	17,985
Orbitz Worldwide, Inc. (a),(b),(c)	29,000	228,230
Starz (a),(b)	1	33
TechTarget, Inc. (a),(b),(c)	1,100	9,449
Time Warner Cable, Inc. (b),(c)	15,500	2,224,095
Time, Inc. (a),(b),(c)	4,000	93,720
Trulia, Inc. (a),(b),(c)	3,000	146,700
Twenty-First Century Fox, Inc. A Shares (e)	160,419	5,500,767
Twitter, Inc. (a),(f)	25,393	1,309,771
Walt Disney Co. (The)	11,780	1,048,773
WebMD Health Corp. (a),(b),(c)	500	20,905
XO Group, Inc. (a),(b)	400	4,484
Yahoo!, Inc. (a)	27,491	1,120,258
Zillow, Inc. A Shares (a),(b),(c)	2,500	289,975

		40,886,245

Medical Equipment/Devices — 1.8%
Affymetrix, Inc. (a),(b)	200	1,596
Agilent Technologies, Inc. (b),(c),(e),(f)	74,100	4,222,218
Alphatec Holdings, Inc. (a),(b)	100	170
AngioDynamics, Inc. (a),(b),(c)	1,200	16,464
Boston Scientific Corp. (a),(b),(c)	141,600	1,672,296
Bruker Corp. (a),(b)	400	7,406
CareFusion Corp. (a),(b),(c)	1,000	45,250
CONMED Corp. (b),(c)	1,700	62,628
CryoLife, Inc. (b)	2,300	22,701
Cutera, Inc. (a),(b)	600	6,060
Cyberonics, Inc. (a),(b),(c)	600	30,696
Danaher Corp. (c),(f)	71,500	5,432,570

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (a),(b),(c)	12,500	$1,276,875
Exactech, Inc. (a),(b)	400	9,156
Harvard Bioscience, Inc. (a),(b)	600	2,454
Hologic, Inc. (a),(b)	2,700	65,691
ICU Medical, Inc. (a),(b),(c)	2,100	134,778
Illumina, Inc. (a),(b)	1,200	196,704
Intuitive Surgical, Inc. (a),(f)	10,000	4,618,200
Luminex Corp. (a),(b),(c)	1,000	19,500
Masimo Corp. (a),(b),(c)	2,100	44,688
Myriad Genetics, Inc. (a),(b),(c)	3,400	131,138
PerkinElmer, Inc. (b)	1,300	56,680
RTI Surgical, Inc. (a),(b),(c)	1,800	8,604
SurModics, Inc. (a),(b)	200	3,632
Thermo Fisher Scientific, Inc. (c),(f)	39,600	4,819,320
Thoratec Corp. (a),(b)	900	24,057
Vascular Solutions, Inc. (a),(b)	700	17,290

		22,948,822

Metals & Mining — 0.0%
Century Aluminum Co. (a),(b),(c)	2,900	75,313
Noranda Aluminum Holding Corp. (b)	200	904
US Silica Holdings, Inc. (b),(c)	2,300	143,773

		219,990

Oil, Gas & Coal — 1.6%
Abraxas Petroleum Corp. (a),(b)	1,600	8,448
Approach Resources, Inc. (a),(b),(c)	6,600	95,700
Athlon Energy, Inc. (a),(b),(c)	9,500	553,185
Bill Barrett Corp. (a),(b),(c)	11,400	251,256
Cabot Oil & Gas Corp. (b),(c)	10,600	346,514
Cheniere Energy, Inc. (a),(b),(c)	37,900	3,033,137
Clayton Williams Energy, Inc. (a),(b),(c)	2,500	241,125
Cloud Peak Energy, Inc. (a),(b),(c)	3,600	45,432
CVR Energy, Inc. (b),(c)	17,200	769,356
Delek US Holdings, Inc. (b),(c)	4,200	139,104
Diamondback Energy, Inc. (a),(b),(c)	13,900	1,039,442
Energen Corp. (b)	700	50,568
EnLink Midstream LLC (b),(c)	5,000	206,650
EQT Corp. (b),(c)	23,800	2,178,652
Evolution Petroleum Corp. (b),(c)	500	4,590
Halcon Resources Corp. (a),(b)	1,300	5,148
Kinder Morgan Management LLC (a),(b),(c)	1,900	178,885
Kodiak Oil & Gas Corp. (a),(b),(c)	80,800	1,096,456
Marathon Petroleum Corp. (b),(c)	22,600	1,913,542
Matrix Service Co. (a),(b)	700	16,884
Mitcham Industries, Inc. (a),(b)	600	6,630

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Murphy Oil Corp. (b),(c)	2,100	$119,511
Natural Gas Services Group, Inc. (a),(b)	300	7,221
Newfield Exploration Co. (a),(b),(c)	25,300	937,871
Oceaneering International, Inc. (c)	100	6,517
Oil States International, Inc. (a),(b),(c)	800	49,520
PDC Energy, Inc. (a),(b),(c)	4,300	216,247
Pioneer Energy Services Corp. (a),(b),(c)	1,100	15,422
Southwestern Energy Co. (a),(b),(c)	84,400	2,949,780
Targa Resources Corp. (b),(c)	3,200	435,744
Tesco Corp. (b),(c)	3,900	77,415
TransAtlantic Petroleum Ltd. (a),(b)	300	2,697
Unit Corp. (a),(b),(c)	1,200	70,380
VAALCO Energy, Inc. (a),(b)	400	3,400
Warren Resources, Inc. (a),(b),(c)	22,700	120,310
Westmoreland Coal Co. (a),(b),(c)	3,400	127,194
Whiting Petroleum Corp. (a),(b),(c)	8,700	674,685
WPX Energy, Inc. (a),(b),(c)	72,100	1,734,726

		19,729,344

Passenger Transportation — 0.3%
Alaska Air Group, Inc. (b),(c)	1,900	82,726
American Airlines Group, Inc. (b),(c)	74,400	2,639,712
Hawaiian Holdings, Inc. (a),(b),(c)	12,900	173,505
JetBlue Airways Corp. (a),(b)	200	2,124
Southwest Airlines Co. (b),(c)	14,800	499,796
Spirit Airlines, Inc. (a),(b),(c)	8,438	583,403

		3,981,266

Real Estate — 0.4%
Agree Realty Corp. (b)	100	2,738
American Residential Properties, Inc. (a),(b),(c)	4,500	82,530
Armada Hoffler Properties, Inc. (b),(c)	10,100	91,708
CoreSite Realty Corp. (b)	100	3,287
Crown Castle International Corp. (c)	13,279	1,069,358
FelCor Lodging Trust, Inc. (b),(c)	3,000	28,080
Forest City Enterprises, Inc. A Shares (a),(b),(c)	84,904	1,660,722
Franklin Street Properties Corp. (b)	100	1,122
Geo Group, Inc. (The) (b),(c)	200	7,644
Gladstone Commercial Corp. (b),(c)	5,400	91,746
iStar Financial, Inc. (a),(b),(c)	5,300	71,550
Kennedy-Wilson Holdings, Inc. (c)	48,841	1,170,230
Mid-America Apartment Communities, Inc. (b)	24	1,575
Realogy Holdings Corp. (a),(b)	2,800	104,160
Select Income REIT (b),(c)	3,300	79,365
Strategic Hotels & Resorts, Inc. (a),(c)	44	513
Weyerhaeuser Co. (c)	22,988	732,398

		5,198,726

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — 0.0%
Carmike Cinemas, Inc. (a),(b),(c)	4,300	$133,214
Diamond Resorts International, Inc. (a),(b),(c)	6,200	141,112
Marcus Corp. (b)	400	6,320
SeaWorld Entertainment, Inc. (b)	1,400	26,922
Town Sports International Holdings, Inc. (b),(c)	3,700	24,790

		332,358

Renewable Energy — 0.2%
Broadwind Energy, Inc. (a),(b)	1,400	10,486
First Solar, Inc. (a),(b),(c)	1,300	85,553
Renewable Energy Group, Inc. (a),(b),(c)	3,100	31,465
REX American Resources Corp. (a),(b),(c)	4,400	320,672
SolarCity Corp. (a),(c),(f)	19,137	1,140,566
SunEdison, Inc. (a),(c),(f)	30,182	569,836

		2,158,578

Retail—Consumer Staples — 0.5%
Big Lots, Inc. (b),(c)	6,100	262,605
CVS Caremark Corp. (c)	11,241	894,671
Dollar General Corp. (a),(c)	55,377	3,384,089
Dollar Tree, Inc. (a),(b),(c)	13,400	751,338
Pantry, Inc. (The) (a),(b)	2,000	40,460
Rite Aid Corp. (a),(b),(c)	320,500	1,551,220
TravelCenters of America LLC (a),(b),(c)	2,800	27,664

		6,912,047

Retail Discretionary — 1.1%
1-800-Flowers.com, Inc. A Shares (a),(b),(c)	3,200	23,008
Avis Budget Group, Inc. (a),(b),(c)	50,700	2,782,923
Big 5 Sporting Goods Corp. (b),(c)	2,500	23,425
Burlington Stores, Inc. (a),(b),(c)	9,900	394,614
Citi Trends, Inc. (a),(b),(c)	5,100	112,710
eBay, Inc. (a),(f)	16,681	944,645
Ezcorp, Inc. A Shares (a),(b),(c)	6,100	60,451
Foot Locker, Inc. (b),(c)	26,000	1,446,900
GameStop Corp. A Shares (b),(c)	8,400	346,080
GNC Holdings, Inc. A Shares	6,458	250,183
Gordmans Stores, Inc. (a),(b),(c)	1,100	3,762
Home Depot, Inc. (The) (b),(c)	16,772	1,538,663
JC Penney Co., Inc. (a),(b)	4,700	47,188
Kirkland’s, Inc. (a),(b)	1,000	16,110
L Brands, Inc. (b),(c)	38,100	2,551,938
Liquidity Services, Inc. (a),(b)	100	1,375
Lowe’s Cos., Inc.	4,544	240,469
MarineMax, Inc. (a),(b),(c)	1,400	23,590

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Netflix, Inc. (a),(c),(f)	2,891	$1,304,361
New York & Co., Inc. (a),(b)	300	909
Overstock.com, Inc. (a),(b)	600	10,116
Stein Mart, Inc. (b)	1,300	15,015
Tilly’s, Inc. A Shares (a),(b)	600	4,512
Trans World Entertainment Corp. (b)	300	1,098
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b),(c)	14,200	1,678,014
United Online, Inc. (b),(c)	2,342	25,645
Williams-Sonoma, Inc. (c)	3,148	209,562
Zumiez, Inc. (a),(b),(c)	1,000	28,100

		14,085,366

Semiconductors — 1.1%
Alpha & Omega Semiconductor Ltd. (a),(b)	1,900	17,860
Amkor Technology, Inc. (a),(b),(c)	2,800	23,548
Analog Devices, Inc. (b),(c)	3,600	178,164
Applied Materials, Inc.	30,004	648,387
Axcelis Technologies, Inc. (a),(b),(c)	700	1,393
Ceva, Inc. (a),(b)	700	9,408
Cohu, Inc. (b)	1,400	16,758
Diodes, Inc. (a),(b)	400	9,568
DSP Group, Inc. (a),(b)	400	3,548
Entropic Communications, Inc. (a),(b)	800	2,128
Fairchild Semiconductor International, Inc. (a),(b),(c)	14,600	226,738
FormFactor, Inc. (a),(b),(c)	2,100	15,057
GSI Technology, Inc. (a),(b)	518	2,802
II-VI, Inc. (b),(c)	600	7,062
Inphi Corp. (a),(b)	100	1,438
Integrated Device Technology, Inc. (a),(b),(c)	15,400	245,630
Integrated Silicon Solution, Inc. (b)	300	4,122
Kemet Corp. (a),(b),(c)	1,000	4,120
Lam Research Corp. (f)	12,996	970,801
Lattice Semiconductor Corp. (a),(b),(c)	13,200	99,000
Micron Technology, Inc. (a),(b),(c),(f)	125,409	4,296,512
Newport Corp. (a),(b),(c)	2,800	49,616
NVE Corp. (a),(b)	200	12,908
OmniVision Technologies, Inc. (a),(b),(c)	12,900	341,334
ON Semiconductor Corp. (a),(b),(c)	18,600	166,284
Pericom Semiconductor Corp. (a),(b)	1,700	16,558
Photronics, Inc. (a),(b),(c)	6,300	50,715
QUALCOMM, Inc.	10,062	752,336
Rambus, Inc. (a),(b),(c)	3,400	42,432
RF Micro Devices, Inc. (a),(b),(c)	185,800	2,144,132
Richardson Electronics Ltd. (b),(c)	1,200	11,988
Rudolph Technologies, Inc. (a),(b),(c)	2,300	20,815
Sigma Designs, Inc. (a),(b),(c)	4,900	21,119

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Silicon Image, Inc. (a),(b),(c)	5,800	$29,232
Silicon Laboratories, Inc. (a),(b),(c)	800	32,512
Tessera Technologies, Inc. (b)	2,400	63,792
TriQuint Semiconductor, Inc. (a),(b),(c)	151,400	2,887,198
Ultra Clean Holdings, Inc. (a),(b),(c)	3,700	33,115
Ultratech, Inc. (a),(b),(c)	3,400	77,350
Veeco Instruments, Inc. (a),(b)	600	20,970
Vitesse Semiconductor Corp. (a),(b)	100	360

		13,558,810

Software — 1.0%
Actuate Corp. (a),(b),(c)	11,800	46,020
Acxiom Corp. (a),(b),(c)	3,300	54,615
Advent Software, Inc. (b),(c)	1,700	53,652
Agilysys, Inc. (a),(b)	400	4,692
American Software, Inc. A Shares (b)	300	2,646
Audience, Inc. (a),(b)	100	740
Autodesk, Inc. (a),(b),(c)	4,900	269,990
CA, Inc. (b),(c)	2,000	55,880
Calix, Inc. (a),(b),(c)	1,700	16,269
Carbonite, Inc. (a),(b)	900	9,216
Digi International, Inc. (a),(b)	1,700	12,750
Digital River, Inc. (a),(b),(c)	4,700	68,244
Ebix, Inc. (b)	1,500	21,270
Electronic Arts, Inc. (a),(b),(c)	22,100	786,981
Envestnet, Inc. (a),(b)	45,004	2,025,180
EPIQ Systems, Inc. (b)	200	3,512
Informatica Corp. (a),(b),(c)	3,800	130,112
InnerWorkings, Inc. (a),(b)	100	809
IntraLinks Holdings, Inc. (a),(b)	300	2,430
Lionbridge Technologies, Inc. (a),(b),(c)	2,500	11,250
Microsoft Corp. (c)	13,539	627,668
MicroStrategy, Inc. A Shares (a),(b)	100	13,084
NeuStar, Inc. A Shares (a),(b),(c)	6,500	161,395
Palo Alto Networks, Inc. (a),(b),(c)	5,100	500,310
PDF Solutions, Inc. (a),(b)	1,600	20,176
Progress Software Corp. (a),(b),(c)	600	14,346
Quality Systems, Inc. (b),(c)	2,100	28,917
RealNetworks, Inc. (a),(b),(c)	3,900	27,105
Salesforce.com, Inc. (a),(b),(c),(f)	23,904	1,375,197
Seachange International, Inc. (a),(b)	2,000	13,920
support.com, Inc. (a),(b)	2,500	5,400
Symantec Corp. (b)	128,900	3,030,439
Synopsys, Inc. (a),(b),(c)	900	35,726
Tableau Software, Inc. A Shares (a),(b)	100	7,265
Teradata Corp. (a),(b),(c)	37,600	1,576,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
VASCO Data Security International, Inc. (a),(b),(c)	4,600	$86,388
Veeva Systems, Inc. A Shares (a),(b)	1,500	42,255
VMware, Inc. A Shares (a),(b),(c)	16,800	1,576,512
Workday, Inc. A Shares (a),(b)	3,000	247,500

		12,966,053

Specialty Finance — 0.3%
American Capital Mortgage Investment Corp. (b),(c)	11,200	210,784
Apollo Commercial Real Estate Finance, Inc. (b),(c)	16,100	252,931
Arbor Realty Trust, Inc. (b),(c)	7,000	47,180
Arlington Asset Investment Corp. A Shares (b),(c)	10,900	276,969
Capstead Mortgage Corp. (c)	100	1,224
Cherry Hill Mortgage Investment Corp. (b),(c)	2,700	50,490
Chimera Investment Corp. (b),(c)	17,400	52,896
CIT Group, Inc. (c)	15,309	703,601
Consumer Portfolio Services, Inc. (a),(b),(c)	2,300	14,743
Dynex Capital, Inc. (b)	3,000	24,240
Ellington Residential Mortgage REIT (b),(c)	2,200	35,618
Five Oaks Investment Corp. (b)	600	6,300
FleetCor Technologies, Inc. (a),(b),(c)	700	99,484
FNFV Group (a),(b)	34	468
Global Cash Access Holdings, Inc. (a),(b),(c)	11,000	74,250
Imperial Holdings, Inc. (a),(b),(c)	200	1,290
New Residential Investment Corp. (b),(c)	90,100	525,283
Visa, Inc. A Shares (c),(f)	3,856	822,755
ZAIS Financial Corp. (b),(c)	1,400	24,164

		3,224,670

Technology Services — 0.1%
Booz Allen Hamilton Holding Corp. (b)	300	7,020
Broadridge Financial Solutions, Inc. (b),(c)	1,000	41,630
CIBER, Inc. (a),(b),(c)	5,000	17,150
Computer Sciences Corp.	100	6,115
ExlService Holdings, Inc. (a),(b),(c)	6,100	148,901
Intermolecular, Inc. (a),(b)	200	464
Leidos Holdings, Inc. (b),(c)	4,700	161,351
McGraw Hill Financial, Inc. (b),(c)	800	67,560
MSCI, Inc. (c)	14,642	688,467
NIC, Inc. (b),(c)	2,200	37,884
Perficient, Inc. (a),(b),(c)	2,800	41,972
Sykes Enterprises, Inc. (a),(b)	100	1,998
TeleTech Holdings, Inc. (a),(b)	200	4,916

		1,225,428

Telecommunications — 0.6%
Akamai Technologies, Inc. (a),(b)	300	17,940
Consolidated Communications Holdings, Inc. (b),(c)	2,500	62,625

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Equinix, Inc. (a),(b),(c)	5,300	$1,126,144
Fairpoint Communications, Inc. (a),(b),(c)	2,900	43,993
General Communication, Inc. A Shares (a),(b),(c)	9,100	99,281
Inteliquent, Inc. (b)	3,200	39,840
Level 3 Communications, Inc. (a),(b),(c)	32,200	1,472,506
Limelight Networks, Inc. (a),(b),(c)	2,400	5,604
Lumos Networks Corp. (b)	700	11,375
Premiere Global Services, Inc. (a),(b),(c)	2,400	28,728
Spok Holdings, Inc. (b),(c)	800	10,408
T-Mobile US, Inc. (a),(c)	76,835	2,218,227
TeleCommunication Systems, Inc. A Shares (a),(b)	600	1,674
TW telecom, Inc. (a),(b),(c)	32,600	1,356,486
Verizon Communications, Inc.	17,173	858,478
West Corp. (b),(c)	1,400	41,244
Zix Corp. (a),(b),(c)	5,200	17,784

		7,412,337

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(b),(c)	4,100	29,848
Atlas Air Worldwide Holdings, Inc. (a),(b)	600	19,812
Con-way, Inc. (b),(c)	2,500	118,750
Dorian LPG Ltd. (a),(b)	500	8,910
Echo Global Logistics, Inc. (a),(b)	300	7,065
Quality Distribution, Inc. (a),(b),(c)	8,900	113,742
Saia, Inc. (a),(b)	200	9,912
Scorpio Bulkers, Inc. (a),(b)	600	3,492
Stamps.com, Inc. (a),(b)	900	28,584
Swift Transportation Co. (a),(b)	1,000	20,980
Union Pacific Corp.	5,054	547,955
UTi Worldwide, Inc. (a),(b),(c)	5,400	57,402

		966,452

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc. (b)	400	11,396
Spartan Motors, Inc. (b)	200	934

		12,330

Gaming, Lodging & Restaurants — 0.5%
BJ’s Restaurants, Inc. (a),(b)	100	3,599
Bloomin’ Brands, Inc. (a),(b),(c)	16,600	304,444
Bravo Brio Restaurant Group, Inc. (a),(b)	4,300	55,771
Denny’s Corp. (a),(b),(c)	12,200	85,766
DineEquity, Inc. (b)	100	8,159
Einstein Noah Restaurant Group, Inc. (b),(c)	3,600	72,576
Fiesta Restaurant Group, Inc. (a),(b)	500	24,840
Hyatt Hotels Corp. A Shares (a),(b),(c)	5,400	326,808

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Isle of Capri Casinos, Inc. (a),(b),(c)	4,000	$30,000
Jack in the Box, Inc. (b)	1,000	68,190
Las Vegas Sands Corp. (b)	2,200	136,862
MGM Resorts International (a),(b),(c)	136,300	3,104,914
Monarch Casino & Resort, Inc. (a),(b)	1,700	20,247
Morgans Hotel Group Co. (a),(b),(c)	8,600	69,402
Papa John’s International, Inc. (b)	300	11,997
Penn National Gaming, Inc. (a),(b),(c)	29,600	331,816
Popeyes Louisiana Kitchen, Inc. (a),(b),(c)	900	36,450
Ruth’s Hospitality Group, Inc. (b),(c)	2,900	32,016
Wynn Resorts Ltd. (b),(c)	10,500	1,964,340

		6,688,197

Utilities — 0.0%
CenterPoint Energy, Inc. (b),(c)	500	12,235
Dynegy, Inc. (a),(b),(c)	1,800	51,948
Middlesex Water Co. (b)	400	7,840
OGE Energy Corp. (b),(c)	10,100	374,811
Pinnacle West Capital Corp. (c)	34	1,858
Unitil Corp. (b)	200	6,218

		454,910

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. A Shares (a),(b),(c)	5,000	19,250
Ceco Environmental Corp. (c)	42	563
Fuel Tech, Inc. (a),(b)	100	425

		20,238

Total United States		348,547,116

TOTAL COMMON STOCK (COST $505,470,063)		523,218,781

PREFERRED STOCK — 0.1%
Germany — 0.1%
Automotive — 0.1%
Volkswagen AG Preference Shares	2,312	480,076

Total Germany		480,076

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	233	198,279

Total Republic of Korea		198,279

TOTAL PREFERRED STOCK (COST $759,919)		678,355

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 7.9%
Cayman Islands — 4.5%
ABCLO Ltd., Series 2007-1A, Class C, 2.08%, 04/15/21 (b),(f),(g),(h)	$1,000,000	$983,700
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.73%, 07/21/20 (f),(g),(h)	2,000,000	1,857,200
Columbus Nova CLO Ltd.,
Series 2007-1A, Class E, 3.83%, 05/16/19 (f),(g),(h)	539,000	519,380
Series 2007-2A, Class D, 4.73%, 10/15/21 (f),(g),(h)	850,000	845,835
Comstock Funding Ltd., Series 2006-1A, Class C, 1.98%, 05/30/20 (f),(g),(h)	1,500,000	1,441,800
Crown Point CLO Ltd., Series 2012-1A, 5.23%, 11/21/22 (f),(g),(h)	500,000	500,900
Cutwater Ltd., Series 2014-1A, Class C, 3.93%, 07/15/26 (f),(g),(h)	2,203,000	2,042,181
Duane Street CLO V Ltd., Series 2007-5A, Class B, 7.98%, 10/14/21 (d),(f),(g),(h)	1,533,000	1,536,066
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 3.65%, 08/15/22 (f),(g),(h)	400,000	378,360
Fairway Loan Funding Co., Series 2006-1A, Class B2L, 4.03%, 10/17/18 (f),(g),(h)	5,400,000	5,370,300
Golub Capital Partners CLO Ltd., Series 2011-10AR, Class DR, 4.08%, 10/20/21 (f),(g),(h)	750,000	740,775
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.51%, 08/15/56 (f),(g),(h)	1,508,153	1,350,702
Harbourview CDO III Ltd., Series 3A, Class A, 1.21%, 09/15/31 (d),(f),(g),(h)	3,097,344	2,789,158
ING Investment Management CLO Ltd., Series 2011-1A, Class D, 4.73%, 06/22/21 (f),(g),(h)	2,860,000	2,787,356
JFIN CLO Ltd., Series 2007-1A, Class D, 3.03%, 07/20/21 (f),(g),(h)	1,500,000	1,475,550
Katonah Ltd., Series 2007-10A, Class E, 4.24%, 04/17/20 (f),(g),(h)	1,805,000	1,736,590
Kingsland IV Ltd., Series 2007-4A, Class E, 3.58%, 04/16/21 (f),(g),(h)	628,000	578,199
LightPoint CLO V Ltd., Series 2006-5A, Class D, 3.88%, 08/05/19 (f),(g),(h)	670,000	646,818
Loomis Sayles CLO I Ltd., Series 2006-1A, Class D, 1.84%, 10/26/20 (f),(g),(h)	2,100,000	2,098,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
MidOcean Credit CLO,
Series 2014-3A, Class D, 3.98%, 07/21/26 (f),(g),(h)	$3,268,000	$3,064,077
Series 2014-3A, Class E, 5.48%, 07/21/26 (f),(g),(h)	2,594,000	2,304,769
Octagon Investment Partners XX Ltd.,
Series 2014-1A, Class D, 3.89%, 08/12/26 (f),(g),(h)	1,156,000	1,089,877
Series 2014-1A, Class E, 5.49%, 08/12/26 (f),(g),(h)	875,000	808,850
Pegasus Ltd., Series 2007-1A, Class A1, 0.55%, 11/25/49 (d),(f),(g),(h)	375,000	331,875
Preferred Term Securities X Ltd., 0.96%, 07/03/33 (f),(g),(h)	1,057,384	972,793
Preferred Term Securities XVII Ltd., 0.73%, 06/23/35 (f),(g),(h)	945,000	595,350
Preferred Term Securities XXIV Ltd., 0.53%, 03/22/37 (f),(g),(h)	3,935,509	3,030,342
Rait CRE CDO I, Ltd., Series 2006-1A, Class A2, 0.50%, 11/20/46 (d),(f),(g),(h)	474,000	388,111
Red River CLO Ltd., Series 1A, Class D, 1.89%, 07/27/18 (f),(g),(h)	5,500,000	5,091,350
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.40%, 05/09/46 (f),(g),(h)	6,513,804	6,227,197
Trapeza CDO LLC, Series 2007-13A, Class A3, 0.66%, 11/09/42 (f),(g),(h)	863,000	483,280
Trimaran CLO IV Ltd. REG S, Series 2005-1X, Class B2L, 5.38%, 12/01/17 (f),(g)	1,630,000	1,630,326
Whitehorse Ltd., Series 2012-1A, Class B2L, 5.49%, 02/03/25 (f),(g),(h)	396,000	363,924
WhiteHorse VII Ltd., Series 2013-1A, Class B2L, 5.03%, 11/24/25 (f),(g),(h)	417,000	369,379

Total Cayman Islands		56,430,690

United States — 3.4%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class E, 3.82%, 02/10/20 (f),(h)	2,500,000	2,581,750
ARES CLO Ltd. REG S, Series 2007-3RX, Class E, 3.73%, 04/16/21 (f),(g)	436,000	402,341
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (f),(h)	433,000	429,449
Series 2014-C, Class D, 4.83%, 08/17/20 (f),(h)	881,000	877,124
Educational Funding Co. LLC (The), Series 2006-1A, Class A2, 0.48%, 10/25/29 (f),(g),(h)	2,573,816	2,414,754
FFCA Secured Lending Corp., Series 1999-WA1C, 7.85%, 05/18/26 (d),(f),(h)	205,230	211,715

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.73%, 12/20/20 (f),(g),(h)	$2,284,000		$2,198,807
Harch CLO III Ltd., Series 2007-1A, Class E, 3.98%, 04/17/20 (f),(g),(h)	2,451,000		2,325,999
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 09/18/24 (f),(h)	3,150,000		3,154,725
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.18%, 06/15/33 (f),(g)	109,552		100,131
Springcastle SPV, 3.75%, 04/03/21 (f),(h),(l)	23,857,531		24,081,792
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.38%, 10/12/21 (f),(g),(h)	1,500,000		1,500,150
Westgate Resorts, Series 2014-1A, Class C, 5.50%, 12/20/26 (f),(h)	2,892,000		2,898,651

Total United States			43,177,388

TOTAL ASSET-BACKED SECURITIES (COST $99,493,620)			99,608,078

CONVERTIBLE BONDS — 0.3%
France — 0.1%
Auto Parts Manufacturing — 0.1%
Faurecia REG S, 3.25%, 01/01/18 (b),(c),(f)	4,794,700	EUR	1,716,861

Total France			1,716,861

Netherlands — 0.2%
Automobiles Manufacturing — 0.2%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (b),(f)	1,700,000	EUR	2,213,964

Total Netherlands			2,213,964

TOTAL CONVERTIBLE BONDS (COST $4,946,580)			3,930,825

BANK LOANS — 1.9%
Netherlands — 0.2%
Exploration & Production — 0.2%
Endeavour International Holding B.V., 1.00%, 01/02/17 (d),(f),(g)	$2,794,770		2,738,875

Total Netherlands			2,738,875

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
United States — 1.7%
Financial Services — 1.7%
MF Global Finance USA, Inc., 1.00%, 06/15/15 (d),(f),(g),(i)	$25,000,000	$20,843,750

Total United States		20,843,750

TOTAL BANK LOANS (COST $24,807,967)		23,582,625

CORPORATE BONDS & NOTES — 7.6%
Brazil — 0.5%
Banking — 0.4%
Banco Bradesco SA REG S, 5.90%, 01/16/21 (c)	1,640,000	1,709,700
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22 (c)	1,580,000	1,599,750
Banco do Estado do Rio Grande do Sul SA REG S, 7.38%, 02/02/22	300,000	314,655
Banco Votorantim SA REG S, 7.38%, 01/21/20	770,000	852,390
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	630,000	656,775
6.20%, 04/15/20	770,000	827,750
6.20%, 12/21/21 (c)	300,000	312,750

		6,273,770

Power Generation — 0.1%
CESP Companhia Energetica De Tranche TR 00007 REG S, 9.75%, 01/15/15 (d)	1,086,000	703,185

Total Brazil		6,976,955

Canada — 0.2%
Oil & Gas Services — 0.0%
Sanjel Corp. REG S, 7.50%, 06/19/19	200,000	197,000

Publishing & Broadcasting — 0.2%
Postmedia Network, Inc., 12.50%, 07/15/18 (c),(f)	2,375,000	2,499,688

Total Canada		2,696,688

Cyprus — 0.2%
Oil & Gas Services — 0.2%
Ocean Rig UDW, Inc., 7.25%, 04/01/19 (e),(f),(h)	2,892,000	2,646,180

Total Cyprus		2,646,180

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
France — 0.2%
Property & Casualty Insurance — 0.2%
Groupama SA REG S, 6.38% (c),(f),(g),(j)	1,500,000	EUR	$1,904,048
Groupama SA Jr Subordinate REG S, 6.30% (c),(f),(g),(j)	100,000	EUR	126,621

Total France			2,030,669

Germany — 0.4%
Banking — 0.4%
HSH Nordbank AG MTN,
1.00%, 02/14/17 (f),(g)	2,891,000	EUR	2,933,963
1.04%, 02/14/17 (f),(g)	2,255,000	EUR	2,285,664

Total Germany			5,219,627

Greece — 0.2%
Transportation & Logistics — 0.2%
Dynagas LNG Partners, 6.25%, 10/30/19 (f)	$2,350,000		2,303,000

Total Greece			2,303,000

Ireland — 0.1%
Banking — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (e),(f)	750,000	EUR	965,050

Total Ireland			965,050

Luxembourg — 0.1%
Containers & Packaging — 0.1%
Ardagh Finance Holdings SA PIK, 8.63%, 06/15/19 (e),(f),(h)	$690,000		693,450

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	660,000		633,600

Total Luxembourg			1,327,050

Nigeria — 0.1%
Oil & Gas Services — 0.1%
Sea Trucks Group Ltd. REG S, 9.00%, 03/26/18 (d),(h)	750,000		705,000

Total Nigeria			705,000

Singapore — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S, 7.50%, 01/24/19	200,000		199,500

Total Singapore			199,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
United Kingdom — 0.1%
Financial Services — 0.1%
Depfa Funding III LP REG S, 1.72% (f),(g),(j)	1,728,000	EUR	$1,254,967

Total United Kingdom			1,254,967

United States — 4.9%
Advertising & Marketing — 0.5%
Affinion Group, Inc., 7.88%, 12/15/18 (c),(f)	$3,436,000		2,954,960
Visant Corp., 10.00%, 10/01/17 (b),(c),(e),(f)	4,050,000		3,614,625

			6,569,585

Casinos & Gaming — 0.4%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 11.00%, 10/01/21 (e),(f),(h)	3,190,000		2,990,625
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22 (f),(h)	2,361,000		2,065,875

			5,056,500

Construction Materials Manufacturing — 0.0%
Hardwoods Acquisition, Inc., 7.50%, 08/01/21 (f),(h)	550,000		541,750

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (f),(h)	1,194,000		1,158,180

Entertainment Resources — 0.1%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e),(f),(h)	380,000		351,500
Carlson Travel Holdings, Inc., PIK, 7.50%, 08/15/19 (c),(f),(h)	300,000		303,000

			654,500

Exploration & Production — 0.7%
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp., 7.75%, 01/15/21 (f)	799,000		787,015
Energy XXI Gulf Coast, Inc., 6.88%, 03/15/24 (e),(f),(h)	700,000		658,000
EXCO Resources, Inc., 8.50%, 04/15/22 (f)	710,000		681,600
Gastar Exploration, Inc., 8.63%, 05/15/18 (c),(f)	2,858,000		2,943,740
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21 (f),(h)	700,000		686,000
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.25%, 06/01/21 (c),(e),(f)	1,718,000		1,705,115
Quicksilver Resources, Inc., 11.00%, 07/01/21 (e),(f)	2,446,000		1,614,360

			9,075,830

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Financial Services — 1.4%
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 08/01/22 (c),(e),(f),(h)	$1,146,000	$1,105,890
MF Global Holdings Ltd.,
1.88%, 02/01/16 (d),(f),(i)	18,472,000	7,758,240
3.38%, 08/01/18 (d),(f),(i)	6,000,000	2,520,000
6.25%, 08/08/16 (d),(f),(i)	4,000,000	1,690,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c),(f),(h)	3,920,000	4,233,600

		17,307,730

Food & Beverage — 0.1%
Cott Beverages, Inc., 5.38%, 07/01/22 (f),(h)	1,380,000	1,335,150

Hardware — 0.0%
Zebra Technologies Corp. Sr. Unsecured, 7.25%, 10/15/22 (f),(h)	470,000	470,000

Health Care Facilities/Services — 0.3%
Envision Healthcare Corp., 5.13%, 07/01/22 (c),(f),(h)	1,035,000	1,019,475
inVentiv Health, Inc., 10.00%, 08/15/18 (f),(g),(h)	247,000	198,835
inVentiv Health, Inc. PIK, 10.00%, 08/15/18 (c),(f),(h)	343,000	317,275
Jaguar Holding Co. I, PIK, 9.38%, 10/15/17 (f),(h)	825,000	833,250
MedImpact Holdings, Inc., 10.50%, 02/01/18 (f),(h)	1,318,000	1,410,095

		3,778,930

Home Improvement — 0.1%
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (f),(h)	1,010,000	1,010,000

Medical Equipment/Devices — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (e),(f),(h)	350,000	318,938

Oil & Gas Services — 0.0%
Hercules Offshore, Inc., 6.75%, 04/01/22 (f),(h)	720,000	563,400

Publishing & Broadcasting — 0.7%
American Media, Inc., 11.50%, 12/15/17 (c),(f)	5,390,000	5,686,450
Knight Ridder, Inc.,
5.75%, 09/01/17 (c),(f)	1,500,000	1,650,000
6.88%, 03/15/29 (c),(f)	2,485,000	1,938,300
7.15%, 11/01/27 (f)	14,000	12,810

		9,287,560

Railroad — 0.1%
Florida East Coast Holdings Corp., 9.75%, 05/01/20 (e),(f),(h)	710,000	720,650

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
Real Estate — 0.1%
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 05/01/24 (c),(f)	$1,065,000		$1,078,312

Restaurants — 0.0%
BK Capital Holding/Burge Co. REG S, 1.00%, 04/15/19 (c),(g),(k)	440,000		409,200

Retail—Consumer Discretionary — 0.1%
Michaels Stores, Inc., 5.88%, 12/15/20 (f),(h)	940,000		935,300

Retail Discretionary — 0.1%
Group 1 Automotive, Inc., 5.00%, 06/01/22 (f),(h)	1,000,000		967,500

Software & Services — 0.1%
Sungard Availability Services Capital, Inc., 8.75%, 04/01/22 (c),(e),(f),(h)	1,707,000		1,271,715

Total United States			62,510,730

Venezuela — 0.6%
Integrated Oils — 0.6%
Petroleos de Venezuela SA REG S,
6.00%, 11/15/26	7,192,000		3,739,840
9.75%, 05/17/35 (b)	5,937,000		3,814,522

Total Venezuela			7,554,362

TOTAL CORPORATE BONDS & NOTES (COST $102,194,913)			96,389,778

FOREIGN GOVERNMENT — 2.9%
Argentina Boden Bonds, 7.00%, 10/03/15 (b)	6,632,000	ARS	6,167,760
Argentine Republic Government International Bond, 8.28%, 12/31/33 (l)	2,567,132	ARS	2,207,733
Colombia Government International Bond, 7.75%, 04/14/21	2,977,000,000	COP	1,592,148
European Investment Bank, 9.00%, 03/31/21	29,750,000	ZAR	2,732,457
Hellenic Republic Government Bond REG S, 4.75%, 04/17/19 (h)	936,000	EUR	1,171,031
Hungary Government International Bond, 5.38%, 03/25/24	5,976,000	HUF	6,304,680
Malaysia Government Bond, 3.49%, 03/31/20	6,650,000	MYR	2,000,670
Mexican Bonos, 6.50%, 06/10/21 (b)	29,500,000	MXN	2,290,288
Peruvian Government International Bond REG S, 7.84%, 08/12/20	1,150,000	PEN	453,059
Poland Government Bond, 3.75%, 04/25/18	3,550,000	PLN	1,128,412
Russian Federal Bond—OFZ, 6.80%, 12/11/19	73,100,000	RUB	1,671,685

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
Russian Foreign Bond—Eurobond REG S, 7.50%, 03/31/30 (g)	4,592,205	RUB	$5,144,326
Thailand Government Bond, 3.63%, 06/16/23 (b)	44,000,000	THB	1,382,146
Turkey Government Bond,
9.00%, 03/08/17 (b)	3,550,000	TRY	1,543,783
10.50%, 01/15/20	1,705,000	TRY	781,145

TOTAL FOREIGN GOVERNMENT (COST $38,137,707)			36,571,323

MORTGAGE-BACKED SECURITIES — 16.8%
Cayman Islands — 0.5%
Collateralized Debt Obligation (Commercial) — 0.1%
N STAR Real Estate CDO Ltd., 5.16%, 08/25/29 (b),(f),(g),(h)	$1,000,000		1,007,500

Commercial Mortgage-Backed Security — 0.4%
PFP III Ltd., Series 2014-1, Class D, 4.25%, 06/14/31 (f),(g),(h)	5,300,000		5,259,190

Total Cayman Islands			6,266,690

United States — 16.3%
Collateralized Debt Obligation (Commercial) — 0.1%
Resource Capital Corp. Ltd., 2.65%, 04/15/32 (f),(g)	1,329,000		1,329,000

Collateralized Mortgage Obligation (Residential) — 10.5%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.78%, 05/25/35 (f),(g)	2,208,431		2,176,629
Alternative Loan Trust, Series 2005-J2, Class 1A5, 0.65%, 04/25/35 (f),(g)	1,170,841		1,032,682
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (b),(f)	813,498		776,890
Banc of America Funding Corp.,
Series 2006-A, Class 3A2, 2.75%, 02/20/36 (f),(g)	1,257,554		1,022,643
Series 2006-H, Class 2A3, 2.76%, 09/20/46 (f),(g)	6,414,678		5,420,403
Series 2006-I, Class 6A1, 0.34%, 10/20/46 (f),(g)	797,995		626,426
CHL Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (f)	339,511		339,511
Citicorp Mortgage Securities Trust,
Series 2005-7, Class 1A4, 5.50%, 10/25/35 (f)	699,052		694,858
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (f)	3,635,037		3,678,294
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (f)	1,514,477		1,530,379

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 2.75%, 05/25/24 (b),(f),(g),(l)	$7,651,567	$7,031,025
Series 2014-C03, Class 1M2, 3.15%, 07/25/24 (f),(g),(l)	10,739,817	10,153,423
Series 2014-C03, Class 2M2, 3.05%, 07/25/24 (b),(f),(g),(l)	22,746,213	21,381,440
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.31%, 11/25/36 (f),(g)	2,486,292	2,325,428
CV Mortgage Loan Trust, Series 2013-1, Class NOTE, 4.31%, 12/25/43 (b),(f),(g),(h)	687,319	689,587
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35 (f),(g)	6,268,722	5,588,566
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.63%, 09/25/35 (f),(g)	506,218	490,374
JP Morgan Alternative Loan Trust,
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (f),(g)	645,100	603,168
Series 2006-S4, Class A6, 5.71%, 12/25/36 (f),(g)	472,896	455,446
JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF3 SEQ, 5.53%, 11/25/36 (f),(g),(k)	686,514	703,334
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.61%, 07/25/35 (f),(g)	318,938	304,586
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.43%, 01/25/36 (f),(g)	1,189,598	876,734
PHHMC Mortgage Pass-Through Certificates, Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (b),(f)	465,228	473,462
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.40%, 11/25/23 (f),(g),(l)	17,722,350	18,700,624
Series 2014-DN3, Class M2, 2.56%, 08/25/24 (f),(g),(l)	2,500,000	2,502,000
Series 2014-HQ1, Class M2, 2.66%, 08/25/24 (f),(g),(l)	7,500,000	7,549,500
Series 2014-HQ2, Class M3, 3.90%, 09/25/24 (f),(g),(l)	3,909,266	3,830,299
Structured Asset Securities Corp. Trust,
Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (f),(g),(k)	513,608	526,294
Series 2005-6, Class 2A1, 5.50%, 05/25/35 (f)	583,315	595,448

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR7, Class 2A, 1.10%, 07/25/46 (f),(g)	$5,314,094	$4,496,786
Series 2006-AR9, Class 1A, 1.12%, 08/25/46 (f),(g)	8,592,511	7,690,297
Series 2006-AR11, Class 3A1A, 1.04%, 09/25/46 (f),(g)	7,471,803	6,201,597
Series 2006-AR19, Class 1A, 0.86%, 01/25/47 (f),(g)	3,840,518	3,139,624
Series 2007-OA1, Class A1A, 0.82%, 02/25/47 (f),(g)	5,441,833	4,481,894
Wells Fargo Mortgage-Backed Securities,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (f)	163,038	164,636
Series 2005-AR9, Class 3A2, 2.61%, 06/25/34 (b),(f),(g)	480,900	475,370
Series 2006-13, Class A5, 6.00%, 10/25/36 (b),(f)	507,439	515,964
Series 2007-12, Class A6, 5.50%, 09/25/37 (f)	350,504	359,792
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (f)	637,816	636,860
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (b),(f)	453,577	467,637
US Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, 3.47%, 03/25/34 (b),(f),(g),(h)	2,693,607	2,697,647

		133,407,557

Commercial Mortgage-Backed Securities — 5.7%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.65%, 09/15/26 (f),(g),(h)	600,000	600,000
Series 2014-ICTS, Class E, 3.10%, 06/15/28 (b),(f),(g),(h)	1,340,000	1,337,990
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.64%, 12/11/40 (f),(g)	1,353,000	1,314,304
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.90%, 08/15/26 (f),(g),(h)	1,000,000	1,001,100
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (f),(g)	3,188,000	2,633,288
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.15%, 02/15/31 (b),(f),(g),(h)	405,000	405,041
Commercial Mortgage Trust,
Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(f),(g),(h)	450,309	459,315

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-CR15, Class D, 4.92%, 02/10/47 (b),(f),(g),(h)	$1,225,000	$1,171,957
Series 2014-CR18, Class XA, 1.47%, 07/15/47 (f),(g),(l)	43,989,386	3,563,140
Series 2014-LC17, Class XA, 1.04%, 10/10/47 (b),(f),(g)	5,275,000	329,688
Series 2014-PAT, Class E, 3.30%, 08/13/27 (f),(g),(h)	2,700,000	2,700,000
Series 2014-UBS4, Class D, 4.84%, 08/10/47 (b),(f),(g),(h)	2,940,000	2,624,244
Series 2014-UBS4, Class XA, 1.45%, 08/10/47 (f),(g),(l)	71,585,000	6,091,883
Series 2014-UBS5, Class C, 4.61%, 09/10/47 (b),(f),(g)	2,668,000	2,691,478
Series 2014-UBS5, Class XA, 1.12%, 09/10/47 (b),(f),(g)	8,265,000	581,856
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class H, 5.16%, 05/15/38 (b),(f),(g),(h)	257,844	257,715
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (f),(g)	5,170,000	5,417,643
GE Commercial Mortgage Corp., Series 2005-C3, Class G, 5.33%, 07/10/45 (f),(g),(h)	1,500,000	1,510,800
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (f),(g),(h)	3,430,000	3,438,575
Series 2014-ORL, Class E, 2.16%, 07/15/29 (b),(f),(g),(h)	810,000	811,053
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class C, 5.55%, 05/15/45 (f),(g)	1,300,000	1,292,590
Series 2007-CB19, Class AJ, 5.89%, 02/12/49 (f),(g),(l)	5,407,000	4,933,347
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(g)	3,200,000	3,298,880
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA, 1.29%, 08/15/47 (b),(f)	8,426,363	678,322
Series 2014-C22, Class XA, 1.15%, 09/15/47 (b),(f),(g)	8,228,000	571,846
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AJ SEQ, 5.48%, 02/15/40 (f)	700,000	728,490

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-C7, Class AJ, 6.46%, 09/15/45 (f),(g)	$3,900,000	$4,129,320
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.46%, 11/12/37 (f),(g)	1,234,000	1,198,091
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 5.06%, 04/15/47 (f),(g),(h),(l)	1,680,000	1,582,392
Series 2014-C16, Class D, 4.92%, 06/15/47 (f),(g),(h),(l)	3,080,000	2,841,916
Series 2014-C17, Class XA, 1.45%, 08/15/47 (b),(f),(g)	15,935,075	1,290,741
Series 2014-C18, Class D, 3.39%, 10/15/47 (f),(h)	2,015,000	1,627,112
Series 2014-C18, Class XA, 1.00%, 10/15/47 (f),(g)	6,265,000	361,491
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (f),(g)	5,200,000	5,247,840
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/47 (f),(g)	1,600,000	1,658,240
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class D, 3.99%, 05/15/47 (b),(f),(h)	1,795,000	1,535,802
Series 2014-C22, Class XA, 0.97%, 09/15/57 (b),(f),(g)	5,425,000	361,848

		72,279,338

Total United States		207,015,895

TOTAL MORTGAGE-BACKED SECURITIES (COST $213,857,909)		213,282,585

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.6%
United States — 2.6%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.7%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (f)	15,770,489	2,903,347
Series 4123, Class IP SEQ, 4.50%, 07/15/42 (f)	5,173,189	1,229,667
Series 4141, Class HI, 3.50%, 10/15/42 (f)	13,074,657	2,303,755
Series 4172, Class PI, 3.00%, 07/15/40 (f)	21,950,703	2,489,210
Series 4194, Class GI, 4.00%, 04/15/43 (f)	13,652,124	2,704,486
Series 4257, Class IK, 4.00%, 12/15/42 (f)	14,227,017	3,270,791
Federal National Mortgage Association,
Series 2012-148, Class CI, 3.00%, 11/25/42 (f)	19,573,245	2,413,381
Series 2013-54, Class IN, 3.50%, 03/25/43 (f)	15,299,763	2,288,845

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-83, Class PI, 3.00%, 10/25/41 (f)	$9,804,147	$1,138,261

		20,741,743

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.9%
Federal Home Loan Mortgage Corp., Series 4094, Class SK, 5.90%, 08/15/42 (f),(g)	1,535,188	354,936
Federal National Mortgage Association,
Series 2012-111, Class ES, 6.00%, 12/25/41 (f),(g)	10,381,448	2,004,658
Series 2013-55, Class GS, 6.05%, 06/25/43 (f),(g)	26,519,395	5,948,300
Series 2013-84, Class PS, 6.00%, 11/25/42 (f),(g)	13,985,475	2,669,827
Government National Mortgage Association,
Series 2010-61, Class SJ, 5.90%, 05/16/40 (f),(g)	3,668,924	601,703

		11,579,424

Total United States		32,321,167

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $31,550,974)		32,321,167

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.2%
Financial Select Sector SPDR Fund	11,159	$258,554
iShares China Large-Cap ETF	8,086	309,532
iShares MSCI Japan ETF	79,285	933,185
iShares Russell 2000 ETF	12,829	1,402,851

TOTAL EXCHANGE-TRADED FUNDS (COST $2,946,734)		2,904,122

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.5%
Exchange-Traded Call Options — 0.1%
Apple, Inc. Strike Price 103.00 USD Expires 10/24/14	573	$110,016
DAX Index Strike Price 10,300.00 EUR Expires 12/19/14	475	62,995
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	200	474,000
HCA Holdings, Inc. Strike Price 75.00 USD Expires 10/18/14	125	4,375
Hertz Global Holdings, Inc. Strike Price 29.00 USD Expires 03/20/15	1,122	135,762

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Contracts	Value
Pandora Media, Inc. Strike Price 30.00 USD Expires 01/15/16	2	$600
Yahoo, Inc. Strike Price 35.00 USD Expires 01/15/16	471	419,190

		1,206,938

Exchange-Traded Put Options — 0.1%
Apple, Inc. Strike Price 95.00 USD Expires 10/18/14	573	17,190
AT&T, Inc. Strike Price 34.00 USD Expires 11/22/14 (f)	385	17,710
Deutsche Telekom AG Strike Price 12.00 EUR Expires 11/21/14 (f)	858	37,929
Euro Stoxx 50 Index Strike Price 3,200.00 EUR Expires 11/21/14 (f)	32	26,676
Euro Stoxx 50 Index Strike Price 3,250.00 EUR Expires 11/21/14 (f)	19	24,718
Eurodollar Future Strike Price 98.50 USD Expires 03/14/16 (f)	224	155,400
Financial Select Sector SPDR Fund Strike Price 20.00 USD Expires 01/17/15	2,911	43,665
Financial Select Sector SPDR Fund Strike Price 21.00 USD Expires 01/17/15	2,911	72,775
iShares 20+Year Treasury Bond Strike Price 110.00 USD Expires 10/18/14	424	2,120
iShares MSCI Brazil Capped ETF Strike Price 48.50 USD Expires 11/22/14 (f)	275	173,515
iShares Russell 2000 ETF Strike Price 104.00 USD Expires 10/03/14	1,182	8,274
NASDAQ 100 Stock Index Strike Price 4,045.00 USD Expires 10/18/14 (f)	3	17,400
S&P 500 Index Strike Price 1,775.00 USD Expires 01/17/15	135	263,250
S&P 500 Index Strike Price 1,850.00 USD Expires 10/31/14 (f)	242	194,810
S&P 500 Index Strike Price 1,870.00 USD Expires 10/18/14	171	85,500
S&P 500 Index Strike Price 1,950.00 USD Expires 10/18/14	8	13,120
S&P 500 Index Strike Price 1,960.00 USD Expires 10/31/14	35	98,000
S&P 500 Index Strike Price 1,965.00 USD Expires 10/18/14	5	10,385
S&P 500 Index Strike Price 1,855.00 USD Expires 10/03/14	39	1,950
S&P 500 Index Strike Price 1,950.00 USD Expires 10/31/14	46	111,780

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Contracts		Value
Solarcity Corp. Strike Price 58.00 USD Expires 10/18/14 (f)	102		$26,724
Thyssenkrupp AG Strike Price 10.00 EUR Expires 12/19/14 (f)	1,600		2,021

			1,404,912

Security Description	Notional Amount		Value

FX OTC Call Options — 0.3%
EUR/USD Currency Strike Price 1.30 USD Expires 01/05/15 Counterparty JPMorgan Chase Bank, N.A.	4,208,462	EUR	$170,355
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty JPMorgan Chase Bank, N.A.	1,895,400	USD	183,778
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	800,000	USD	8,649
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	2,000,000	USD	21,621
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	4,860,200	USD	52,463
USD/CNH Currency Strike Price 6.80 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	3,540,000	USD	17,995
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	149,168
USD/JPY Currency Strike Price 110.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	4,580,000	USD	64,708
USD/JPY Currency Strike Price 110.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	11,130,000	USD	157,248
USD/JPY Currency Strike Price 105.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	4,580,000	USD	208,810
USD/JPY Currency Strike Price 105.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	11,130,000	USD	508,349
USD/JPY Currency Strike Price 95.00 JPY Expires 12/30/14 Counterparty JPMorgan Chase Bank, N.A.	15,710,000	USD	2,087,448

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Notional Amount		Value
USD/JPY Currency Strike Price 110.00 JPY Expires 12/17/14 Counterparty JPMorgan Chase Bank, N.A.	8,839,280	USD	$115,957

			3,746,549

FX OTC Put Options — 0.0%
AUD/USD Currency Strike Price 0.90 USD Expires 02/05/15 Counterparty Credit Suisse International	3,241,251	AUD	124,217
EUR/CHF Currency Strike Price 1.18 CHF Expires 09/21/15 Counterparty JPMorgan Chase Bank, N.A.	6,935,546	EUR	77,802
USD/BRL Currency Strike Price 2.40 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	550,000	USD	6,990
USD/JPY Currency Strike Price 90.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	4,580,000	USD	7
USD/JPY Currency Strike Price 90.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	11,130,000	USD	17

			209,033

OTC Call Options — 0.0%
Mallinckrodt PLC Strike Price 100.00 USD Expires 01/16/15 Counterparty Morgan Stanley & Co. International PLC	478	USD	159,285
Pandora Media, Inc. Strike Price 30.00 USD Expires 01/15/16 Counterparty Credit Suisse International	572	USD	176,222

			335,507

OTC Put Options — 0.0%
Fiat SpA Strike Price 3.20 EUR Expires 12/19/14 Counterparty JPMorgan Chase Bank, N.A.	1,750,000	EUR	532

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $6,247,654)			6,903,471

TOTAL INVESTMENTS IN SECURITIES — 82.1% (COST $1,030,414,040) (m)			$1,039,391,110

TOTAL SECURITIES SOLD SHORT — (20.0)% (PROCEEDS $260,286,507)			(252,920,393)

Other Assets (n) — 37.9%			480,515,874

Net Assets — 100.0%			$1,266,986,591

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

SECURITIES SOLD SHORT — (20.0)%
COMMON STOCK — (14.5)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	5,800	$(34,684)

Total Argentina		(34,684)

Australia — (0.0)%
Oil, Gas & Coal — (0.0)%
Samson Oil & Gas Ltd. ADR	400	(127)

Total Australia		(127)

Bermuda — (0.2)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd.	200	(6,218)
RenaissanceRe Holdings Ltd.	2,400	(239,976)

		(246,194)

Oil, Gas & Coal — (0.1)%
Energy XXI Bermuda Ltd.	136,989	(1,554,825)

Transportation & Logistics — (0.1)%
Frontline Ltd.	2,400	(3,024)
Golar LNG Ltd.	8,600	(571,040)

		(574,064)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. A Shares	8,700	(101,442)

Total Bermuda		(2,476,525)

Brazil — (0.1)%
Chemicals — (0.0)%
Braskem SA ADR	2,000	(26,340)

Consumer Products — (0.1)%
AMBEV SA ADR	27,700	(181,435)
BRF SA ADR	400	(9,516)

		(190,951)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	27,800	(98,690)
Vale SA ADR	600	(6,606)

		(105,296)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	100	$(1,076)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	900	(4,329)

Telecommunication — (0.0)%
Oi SA ADR	222,000	(155,400)

Utilities — (0.0)%
Cia Paranaense de Energia ADR	100	(1,367)

Total Brazil		(484,759)

Canada — (0.1)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	700	(38,304)

Automotive — (0.0)%
Westport Innovations, Inc.	8,600	(90,386)

Biotechnology & Pharmaceutical — (0.0)%
Oncolytics Biotech, Inc.	300	(171)

Iron & Steel — (0.1)%
Turquoise Hill Resources Ltd.	182,700	(683,298)

Metals & Mining — (0.0)%
AuRico Gold, Inc.	35,800	(124,942)
Endeavour Silver Corp.	6,700	(29,279)
McEwen Mining, Inc.	13,500	(26,460)
North American Palladium Ltd.	15,900	(3,085)
Novagold Resources, Inc.	20,400	(61,812)
Pan American Silver Corp.	2,900	(31,842)
Rare Element Resources Ltd.	6,700	(4,355)
Seabridge Gold, Inc.	21,100	(169,644)
Silver Standard Resources, Inc.	400	(2,440)
Tanzanian Royalty Exploration	1,700	(3,587)
Uranium Energy Corp.	14,500	(18,125)

		(475,571)

Oil, Gas & Coal — (0.0)%
Pengrowth Energy Corp.	15,300	(79,560)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	4,300	(13,889)

Technology Services — (0.0)%
CGI Group, Inc. A Shares	2,600	(87,802)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Canadian National Railway Co.	1,500	$(106,440)

Total Canada		(1,575,421)

Cayman Islands — (0.1)%
Asset Management — (0.1)%
Home Loan Servicing Solutions Ltd.	45,300	(959,907)

Total Cayman Islands		(959,907)

Chile — (0.1)%
Passenger Transportation — (0.1)%
Latam Airlines Group SA ADR	41,562	(472,560)

Total Chile		(472,560)

China — (0.2)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	5,200	(67,548)

Consumer Services — (0.0)%
Tarena International, Inc.	500	(6,465)

Health Care Facilities/Services — (0.0)%
iKang Healthcare Group, Inc. ADR	1,300	(25,298)

Media — (0.2)%
58.com, Inc. ADR	200	(7,450)
Leju Holdings Ltd. ADR	1,500	(19,275)
Weibo Corp. ADR	100	(1,869)
Youku Tudou, Inc. ADR	105,700	(1,894,144)

		(1,922,738)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp. ADR	2,900	(253,344)
Yanzhou Coal Mining Co. Ltd. ADR	3,100	(25,203)

		(278,547)

Renewable Energy — (0.0)%
ReneSola Ltd. ADR	17,200	(51,600)
Yingli Green Energy Holding Co. Ltd. ADR	9,900	(30,789)

		(82,389)

Retail Discretionary — (0.0)%
E-Commerce China Dangdang, Inc. ADR	29,200	(356,240)
JD.com, Inc. ADR	2,000	(51,640)
LightInTheBox Holding Co. Ltd. ADR	700	(4,375)

		(412,255)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Software — (0.0)%
NQ Mobile, Inc. ADR	3,300	$(23,001)

Gaming, Lodging & Restaurants — (0.0)%
China Lodging Group Ltd. ADR	300	(7,731)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	500	(21,830)

Total China		(2,847,802)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	4,400	(70,928)

Total Cyprus		(70,928)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	3,100	(175,832)

Total Colombia		(175,832)

Denmark — (0.3)%
Biotechnology & Pharmaceuticals — (0.3)%
Novo Nordisk A/S ADR	3,500	(166,670)
Novo Nordisk A/S B Shares	80,100	(3,832,699)

Total Denmark		(3,999,369)

Germany — (0.1)%
Banking — (0.1)%
Deutsche Bank AG	21,500	(749,490)

Health Care Facilities/Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	800	(27,760)

Semiconductors — (0.0)%
Aixtron SE ADR	1,400	(21,182)

Software — (0.0)%
SAP AG ADR	7,600	(548,416)

Total Germany		(1,346,848)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	5,500	(16,555)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	200	(450)

Total Greece		(17,005)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	5,100	$(237,558)

Biotechnology & Pharmaceutical — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	2,400	(126,120)

Technology Services — (0.0)%
Infosys Ltd. ADR	100	(6,049)
Wipro Ltd. ADR	1,700	(20,672)

		(26,721)

Total India		(390,399)

Ireland — (0.3)%
Banking — (0.0)%
Bank of Ireland ADR	700	(11,081)

Biotechnology & Pharmaceuticals — (0.3)%
Amarin Corp. PLC ADR	133,000	(144,970)
Endo International PLC	39,400	(2,692,596)
Perrigo Co. PLC	3,656	(549,095)

		(3,386,661)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	400	(5,124)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	1,000	(10,900)

Total Ireland		(3,413,766)

Israel — (0.1)%
Biotechnology & Pharmaceutical — (0.1)%
Teva Pharmaceutical Industries Ltd. ADR	22,000	(1,182,500)

Total Israel		(1,182,500)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	2,500	(293,825)

Banking — (0.0)%
Mitsubishi UFJ Financial Group, Inc. ADR	900	(5,049)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR	2,100	(12,411)

Telecommunication — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	1,900	(59,109)

Total Japan		(370,394)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Luxembourg — (0.0)%
Oil, Gas & Coal — (0.0)%
Pacific Drilling SA	5,700	$(47,139)

Total Luxembourg		(47,139)

Monaco — (0.0)%

Transportation & Logistics — (0.0)%
GasLog Ltd.	5,700	(125,457)
Scorpio Tankers, Inc.	38,200	(317,442)

Total Monaco		(442,899)

Netherlands — (0.2)%
Banking — (0.0)%
ING Groep NV ADR	29,000	(411,510)

Commercial Services — (0.0)%
Vistaprint NV	100	(5,479)

Media — (0.0)%
Yandex NV A Shares	400	(11,118)

Medical Equipment/Devices — (0.1)%
Qiagen NV	49,000	(1,115,730)

Semiconductors — (0.1)%
ASML Holding NV New York Shares	13,000	(1,284,660)

Telecommunication — (0.0)%
VimpelCom Ltd. ADR	20,200	(145,844)

Total Netherlands		(2,974,341)

Norway — (0.1)%
Transportation & Logistics — (0.1)%
Nordic American Tankers Ltd.	68,200	(542,190)

Total Norway		(542,190)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,300	(39,884)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	1,400	(19,208)

Total Panama		(59,092)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Peru — (0.0)%
Banking — (0.0)%
Credicorp Ltd.	2,600	$(398,814)

Total Peru		(398,814)

Republic of Korea — (0.0)%
Iron & Steel — (0.0)%
POSCO ADR	2,900	(220,110)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	1,700	(38,148)

Total Republic of Korea		(258,258)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	3	(36)

Total Spain		(36)

Sweden — (0.0)%
Hardware — (0.0)%
Neonode, Inc.	6,700	(14,405)

Total Sweden		(14,405)

Switzerland — (0.1)%
Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	18,800	(519,632)
UBS AG	9,300	(161,541)

		(681,173)

Insurance — (0.0)%
ACE Ltd.	400	(41,948)

Semiconductors — (0.0)%
STMicroelectronics NV	3,000	(23,070)

Total Switzerland		(746,191)

Taiwan — (0.0)%
Telecommunication — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	300	(8,991)

Total Taiwan		(8,991)

Turkey — (0.0)%
Telecommunication — (0.0)%
Turkcell Iletisim Hizmetleri AS ADR	600	(7,884)

Total Turkey		(7,884)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
United Kingdom — (0.1)%
Banking — (0.1)%
Barclays PLC ADR	45,928	$(680,194)
Lloyds Banking Group PLC ADR	2,900	(14,616)

		(694,810)

Consumer Products — (0.0)%
Diageo PLC ADR	600	(69,240)

Machinery — (0.0)%
CNH Industrial NV	35	(277)

Utilities — (0.0)%
National Grid PLC ADR	2,300	(165,324)

Total United Kingdom		(929,651)

United States — (12.4)%
Aerospace & Defense — (0.0)%
GenCorp, Inc.	1,000	(15,970)
Oshkosh Corp.	200	(8,830)
Sturm Ruger & Co., Inc.	1,600	(77,904)

		(102,704)

Apparel & Textile Products — (0.0)%
Quiksilver, Inc.	6,800	(11,696)
Wolverine World Wide, Inc.	2,700	(67,662)

		(79,358)

Asset Management — (0.3)%
Acacia Research Corp.	1,600	(24,768)
Artisan Partners Asset Management, Inc. A Shares	2,000	(104,100)
Carlyle Group LP (The)	543	(16,540)
Cohen & Steers, Inc.	800	(30,752)
Janus Capital Group, Inc.	99,000	(1,439,460)
Leucadia National Corp.	75,100	(1,790,384)
Medley Capital Corp.	4,900	(57,869)
NorthStar Asset Management Group, Inc.	5,800	(106,836)
Prospect Capital Corp.	4,400	(43,560)
TPG Specialty Lending, Inc.	1,000	(16,010)

		(3,630,279)

Automotive — (0.0)%
Federal-Mogul Holdings Corp.	200	(2,974)
Quantum Fuel Systems Technologies Worldwide, Inc.	11,800	(43,896)

		(46,870)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Banking — (0.7)%
Banc of California, Inc.	400	$(4,652)
Bank of America Corp.	192,800	(3,287,240)
Citigroup, Inc.	61,400	(3,181,748)
First Niagara Financial Group, Inc.	100	(833)
JPMorgan Chase & Co.	19,200	(1,156,608)
MB Financial, Inc.	22	(609)
PacWest Bancorp	23,157	(954,763)
Sterling Bancorp	1,461	(18,686)
Umpqua Holdings Corp.	20,865	(343,647)
United Bankshares, Inc.	746	(23,074)

		(8,971,860)

Biotechnology & Pharmaceuticals — (1.7)%
ACADIA Pharmaceuticals, Inc.	45,500	(1,126,580)
AcelRx Pharmaceuticals, Inc.	1,700	(9,333)
Aegerion Pharmaceuticals, Inc.	21,200	(707,656)
Akebia Therapeutics, Inc.	100	(2,213)
Alnylam Pharmaceuticals, Inc.	1,800	(140,580)
Ampio Pharmaceuticals, Inc.	23,900	(84,367)
Antares Pharma, Inc.	1,900	(3,477)
Apricus Biosciences, Inc.	100	(151)
Aratana Therapeutics, Inc.	100	(1,004)
Arena Pharmaceuticals, Inc.	40,300	(168,857)
Ariad Pharmaceuticals, Inc.	51,100	(275,940)
Array BioPharma, Inc.	300	(1,071)
Arrowhead Research Corp.	6,000	(88,620)
Assembly Biosciences, Inc.	200	(1,638)
Auxilium Pharmaceuticals, Inc.	100	(2,985)
AVANIR Pharmaceuticals, Inc. A Shares	15,600	(185,952)
Biotime, Inc.	100	(314)
Cel-Sci Corp.	100	(91)
Celldex Therapeutics, Inc.	31,500	(408,240)
Celsion Corp.	3,400	(10,064)
Chelsea Therapeutics International	400	(0)
Clovis Oncology, Inc.	2,800	(127,008)
CombiMatrix Corp.	300	(375)
Coronado Biosciences, Inc.	5,500	(11,550)
CTI BioPharma Corp.	14,300	(34,606)
Cyclacel Pharmaceuticals, Inc.	5,000	(15,200)
CytRx Corp.	40,000	(101,600)
Dendreon Corp.	20,100	(28,944)
Discovery Laboratories, Inc.	600	(1,104)
Durata Therapeutics, Inc.	3,300	(41,844)
Dynavax Technologies Corp.	1,200	(1,716)
Eli Lilly & Co.	49,100	(3,184,135)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Endocyte, Inc.	3,500	$(21,280)
Exelixis, Inc.	19,700	(30,141)
Galectin Therapeutics, Inc.	800	(4,024)
Galena Biopharma, Inc.	37,200	(76,632)
Halozyme Therapeutics, Inc.	1,300	(11,830)
Hospira, Inc.	83,400	(4,339,302)
Idera Pharmaceuticals, Inc.	7,800	(17,862)
ImmunoGen, Inc.	2,400	(25,416)
Immunomedics, Inc.	2,000	(7,440)
Infinity Pharmaceuticals, Inc.	600	(8,052)
Inovio Pharmaceuticals, Inc.	11,800	(116,230)
Insmed, Inc.	200	(2,610)
Intrexon Corp.	2,000	(37,160)
Ironwood Pharmaceuticals, Inc.	19,400	(251,327)
Johnson & Johnson	27,300	(2,909,907)
Keryx Biopharmaceuticals, Inc.	94,700	(1,302,125)
Lexicon Pharmaceuticals, Inc.	3,000	(4,230)
MannKind Corp.	8,500	(50,235)
Mast Therapeutics, Inc.	300	(167)
NanoViricides, Inc.	100	(300)
Neuralstem, Inc.	5,300	(17,384)
Novavax, Inc.	6,700	(27,939)
Nupathe, Inc.	900	(0)
Opexa Therapeutics, Inc.	400	(397)
Orexigen Therapeutics, Inc.	43,500	(185,310)
Organovo Holdings, Inc.	5,900	(37,583)
Oxigene, Inc.	5,300	(11,395)
Peregrine Pharmaceuticals, Inc.	9,700	(13,192)
Progenics Pharmaceuticals, Inc.	2,000	(10,380)
Raptor Pharmaceutical Corp.	4,200	(40,278)
Repros Therapeutics, Inc.	6,800	(67,320)
Rexahn Pharmaceuticals, Inc.	5,000	(4,050)
Rock Creek Pharmaceuticals, Inc.	1,000	(280)
Sarepta Therapeutics, Inc.	19,500	(411,450)
StemCells, Inc.	2,700	(3,402)
Synergy Pharmaceuticals, Inc.	47,700	(132,845)
Synta Pharmaceuticals Corp.	11,900	(35,819)
Tenax Therapeutics, Inc.	100	(393)
TherapeuticsMD, Inc.	700	(3,248)
Theravance, Inc.	7,200	(123,048)
Vanda Pharmaceuticals, Inc.	18,100	(187,878)
Venaxis, Inc.	100	(166)
Vertex Pharmaceuticals, Inc.	2,800	(314,468)
Vivus, Inc.	10,400	(40,144)
Zoetis, Inc.	121,000	(4,470,950)

		(22,122,804)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Airgas, Inc.	300	$(33,195)
American Vanguard Corp.	100	(1,120)
Rentech, Inc.	4,600	(7,866)
Taminco Corp.	1,200	(31,320)
Valhi, Inc.	800	(5,224)

		(78,725)

Commercial Services — (0.1)%
Care.com, Inc.	500	(4,075)
Healthcare Services Group, Inc.	900	(25,749)
HMS Holdings Corp.	61,200	(1,153,620)
InterCloud Systems, Inc.	7,100	(32,234)
Odyssey Marine Exploration, Inc.	300	(273)

		(1,215,951)

Construction Materials — (0.1)%
Louisiana-Pacific Corp.	600	(8,154)
Martin Marietta Materials, Inc.	30	(3,868)
Ply Gem Holdings, Inc.	300	(3,252)
Trex Co., Inc.	24,000	(829,680)

		(844,954)

Consumer Products — (0.1)%
22nd Century Group, Inc.	2,000	(5,040)
Annie’s, Inc.	500	(22,950)
Brown-Forman Corp. B Shares	800	(72,176)
Church & Dwight Co., Inc.	100	(7,016)
Clearwater Paper Corp.	7,400	(444,814)
Darling Ingredients, Inc.	7,100	(130,072)
Dean Foods Co.	18,500	(245,125)
Diamond Foods, Inc.	1,300	(37,193)
Elizabeth Arden, Inc.	100	(1,674)
Kellogg Co.	3,700	(227,920)
Molson Coors Brewing Co. B Shares	200	(14,888)
Post Holdings, Inc.	18,600	(617,148)
Snyders-Lance, Inc.	200	(5,300)

		(1,831,316)

Consumer Services — (0.0)%
Lincoln Educational Services Corp.	700	(1,967)
Weight Watchers International, Inc.	13,200	(362,208)

		(364,175)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Electrical Equipment — (0.1)%
Capstone Turbine Corp.	34,000	$(36,380)
InvenSense, Inc.	33,500	(660,955)
Revolution Lighting Technologies, Inc.	1,100	(1,848)

		(699,183)

Engineering & Construction Services — (0.0)%
Pike Corp.	3,600	(42,804)

Gaming, Lodging & Restaurants — (0.1)%
McDonald’s Corp.	8,478	(803,799)
Multimedia Games Holding Co., Inc.	6,400	(230,464)
Papa Murphy’s Holdings, Inc.	100	(1,020)
Pinnacle Entertainment, Inc.	16,300	(408,967)

		(1,444,250)

Hardware — (0.3)%
3D Systems Corp.	11,300	(523,981)
Aerohive Networks, Inc.	3,200	(25,664)
Alliance Fiber Optic Products, Inc.	2,800	(34,804)
Aruba Networks, Inc.	11,900	(256,802)
CalAmp Corp.	7,500	(132,150)
Ciena Corp.	17,200	(287,584)
Control4 Corp.	100	(1,293)
Diebold, Inc.	26,700	(943,044)
ExOne Co. (The)	8,600	(179,654)
Extreme Networks, Inc.	2,800	(13,412)
Finisar Corp.	8,100	(134,703)
Gigamon, Inc.	3,500	(36,645)
Microvision, Inc.	5,400	(10,476)
Procera Networks, Inc.	2,800	(26,824)
Ruckus Wireless, Inc.	100	(1,336)
Stratasys Ltd.	8,500	(1,026,630)
Turtle Beach Corp.	1,700	(13,005)
Violin Memory, Inc.	4,600	(22,402)
Zhone Technologies, Inc.	3,800	(10,260)

		(3,680,669)

Health Care Facilities/Services — (1.0)%
Acadia Healthcare Co., Inc.	100	(4,850)
BioScrip, Inc.	33,400	(230,794)
Brookdale Senior Living, Inc.	6	(193)
Cardinal Health, Inc.	26,300	(1,970,396)
Catamaran Corp.	300	(12,645)
Community Health Systems, Inc.	3,600	(197,244)
Express Scripts Holding Co.	70,400	(4,972,352)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Foundation Medicine, Inc.	100	$(1,896)
Humana, Inc.	25,000	(3,257,250)
Kindred Healthcare, Inc.	15,800	(306,520)
Neostem, Inc.	14,600	(80,738)
Quest Diagnostics, Inc.	23,600	(1,432,048)

		(12,466,926)

Home & Office Products — (0.2)%
Beazer Homes USA, Inc.	11,300	(189,614)
Hovnanian Enterprises, Inc. A Shares	85,900	(315,253)
M/I Homes, Inc.	1,400	(27,748)
Masonite International Corp.	17,100	(946,998)
MDC Holdings, Inc.	11,200	(283,584)
Taylor Morrison Home Corp. A Shares	1,200	(19,464)
TRI Pointe Homes, Inc.	84,700	(1,096,018)
William Lyon Homes A Shares	2,300	(50,830)

		(2,929,509)

Industrial Services — (0.0)%
MSC Industrial Direct Co., Inc. A Shares	700	(59,822)
Titan Machinery, Inc.	1,500	(19,485)

		(79,307)

Institutional Financial Service — (0.6)%
FXCM, Inc. Class A	15,000	(237,750)
Goldman Sachs Group, Inc. (The)	17,500	(3,212,475)
IntercontinentalExchange Group, Inc.	6,231	(1,215,357)
Morgan Stanley	91,300	(3,156,241)
Northern Trust Corp.	800	(54,424)
RCS Capital Corp. A Shares	500	(11,260)

		(7,887,507)

Insurance — (0.3)%
Allstate Corp. (The)	300	(18,411)
American Equity Investment Life Holding Co.	2,700	(61,776)
Berkshire Hathaway, Inc. B Shares	21,800	(3,011,452)
CNO Financial Group, Inc.	300	(5,088)
eHealth, Inc.	200	(4,826)
HCI Group, Inc.	800	(28,792)
Markel Corp.	300	(190,845)
Radian Group, Inc.	55,400	(790,004)
Torchmark Corp.	49	(2,566)

		(4,113,760)

Iron & Steel — (0.0)%
Allegheny Technologies, Inc.	100	(3,710)
AM Castle & Co.	800	(6,832)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Cliffs Natural Resources, Inc.	12,300	$(127,674)

		(138,216)

Leisure Products — (0.0)%
Callaway Golf Co.	3,200	(23,168)
Winnebago Industries, Inc.	700	(15,239)

		(38,407)

Machinery — (0.1)%
Adept Technology, Inc.	1,500	(12,615)
Briggs & Stratton Corp.	26,600	(479,332)
Colfax Corp.	3,700	(210,789)

		(702,736)

Manufactured Goods — (0.0)%
Global Brass & Copper Holdings, Inc.	400	(5,868)
NCI Building Systems, Inc.	1,800	(34,920)

		(40,788)

Media — (0.6)%
Angie’s List, Inc.	7,100	(45,227)
Borderfree, Inc.	200	(2,580)
Brightcove, Inc.	1,600	(8,928)
Coupons.com, Inc.	400	(4,784)
Cumulus Media, Inc. A Shares	34,800	(140,244)
Dex Media, Inc.	2,100	(20,076)
DreamWorks Animation SKG, Inc. A Shares	400	(10,908)
Entravision Communications Corp. A Shares	400	(1,584)
Everyday Health, Inc.	1,000	(13,970)
Groupon, Inc.	211,700	(1,414,156)
Liberty Media Corp.	833	(39,301)
Lions Gate Entertainment Corp.	4,800	(158,256)
LiveDeal, Inc.	500	(1,490)
Marin Software, Inc.	2,300	(19,780)
MeetMe, Inc.	4,200	(8,274)
Millennial Media, Inc.	50,600	(94,116)
Pandora Media, Inc.	98,500	(2,379,760)
RealD, Inc.	300	(2,811)
Rocket Fuel, Inc.	1,400	(22,120)
Rubicon Project, Inc. (The)	2,900	(34,017)
Shutterfly, Inc.	1,900	(92,606)
Sirius XM Holdings, Inc.	3,600	(12,564)
Time Warner, Inc.	1,100	(82,731)
Tremor Video, Inc.	100	(234)
Walt Disney Co. (The)	17,900	(1,593,637)
World Wrestling Entertainment, Inc. A Shares	13,600	(187,272)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Yelp, Inc.	12,100	$(825,825)

		(7,217,251)

Medical Equipment/Devices — (1.1)%
Abaxis, Inc.	2,900	(147,059)
ABIOMED, Inc.	8,400	(208,572)
Alere, Inc.	1,100	(42,658)
Becton Dickinson and Co.	15,200	(1,729,912)
Biolase, Inc.	3,646	(9,079)
BioTelemetry, Inc.	3,600	(24,156)
Cepheid, Inc.	6,700	(295,001)
Cerus Corp.	14,500	(58,145)
CR Bard, Inc.	9,000	(1,284,390)
Cytori Therapeutics, Inc.	200	(135)
DexCom, Inc.	400	(15,996)
Endologix, Inc.	100	(1,060)
EnteroMedics, Inc.	1,800	(2,214)
Hologic, Inc.	101,500	(2,469,495)
ImmunoCellular Therapeutics Ltd.	6,500	(5,785)
Insulet Corp.	26,700	(983,895)
IsoRay, Inc.	700	(1,183)
Navidea Biopharmaceuticals, Inc.	11,400	(15,048)
Opko Health, Inc.	29,600	(251,896)
Rockwell Medical, Inc.	6,900	(63,066)
Sequenom, Inc.	4,200	(12,474)
Sirona Dental Systems, Inc.	3,600	(276,048)
Spectranetics Corp.	4,100	(108,937)
Stereotaxis, Inc.	1,400	(3,248)
TearLab Corp.	6,800	(23,120)
Unilife Corp.	8,300	(19,048)
Varian Medical Systems, Inc.	41,000	(3,284,920)
Volcano Corp.	700	(7,448)
Waters Corp.	19,300	(1,913,016)

		(13,257,004)

Metals & Mining — (0.0)%
Allied Nevada Gold Corp.	97,100	(321,401)
Coeur Mining, Inc.	2,600	(12,896)
Gold Resource Corp.	2,600	(13,312)
Golden Star Resources Ltd.	13,500	(5,669)
Hecla Mining Co.	29,900	(74,152)
Midway Gold Corp.	1,600	(1,664)
Molycorp, Inc.	77,000	(91,630)
Paramount Gold and Silver Corp.	6,400	(5,760)
Thompson Creek Metals Co., Inc.	5,100	(11,220)
Uranerz Energy Corp.	1,200	(1,320)

		(539,024)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.7)%
Alon USA Energy, Inc.	42,900	$(616,044)
Alpha Natural Resources, Inc.	166,400	(412,672)
Arch Coal, Inc.	241,100	(511,132)
Cal Dive International, Inc.	400	(388)
CARBO Ceramics, Inc.	300	(17,769)
Clean Energy Fuels Corp.	10,600	(82,680)
Cobalt International Energy, Inc.	162,400	(2,208,640)
Comstock Resources, Inc.	39,200	(729,904)
Emerald Oil, Inc.	76,400	(469,860)
Enbridge Energy Management LLC	1	(37)
Endeavour International Corp.	18,800	(5,621)
EXCO Resources, Inc.	170,000	(567,800)
Flotek Industries, Inc.	900	(23,463)
Forest Oil Corp.	24,300	(28,431)
FX Energy, Inc.	4,900	(14,896)
Gastar Exploration, Inc.	600	(3,522)
Goodrich Petroleum Corp.	9,300	(137,826)
Hercules Offshore, Inc.	53,700	(118,140)
ION Geophysical Corp.	8,300	(23,157)
Laredo Petroleum, Inc.	1,500	(33,615)
LinnCo LLC	1	(29)
Magnum Hunter Resources Corp.	19,866	(110,654)
Midstates Petroleum Co., Inc.	25,300	(127,765)
Miller Energy Resources, Inc.	1,400	(6,160)
PBF Energy, Inc.	6,700	(160,800)
Peabody Energy Corp.	5,600	(69,328)
Quicksilver Resources, Inc.	86,000	(51,841)
Resolute Energy Corp.	7,100	(44,517)
Rosetta Resources, Inc.	900	(40,104)
Sanchez Energy Corp.	5,300	(139,178)
SandRidge Energy, Inc.	40,400	(173,316)
SemGroup Corp. A Shares	100	(8,327)
Stone Energy Corp.	3,300	(103,488)
Synergy Resources Corp.	12,200	(148,718)
Triangle Petroleum Corp.	200	(2,202)
Ultra Petroleum Corp.	29,600	(688,496)
Vantage Drilling Co.	100	(127)
W&T Offshore, Inc.	1,600	(17,600)
Walter Energy, Inc.	89,100	(208,494)
ZaZa Energy Corp.	20	(72)

		(8,106,813)

Passenger Transportation — (0.0)%
Republic Airways Holdings, Inc.	100	(1,111)
SkyWest, Inc.	7,000	(54,460)

		(55,571)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Real Estate — (1.0)%
American Campus Communities, Inc.	600	$(21,870)
American Realty Capital Properties, Inc.	249,160	(3,004,870)
Ashford Hospitality Trust, Inc.	400	(4,088)
AvalonBay Communities, Inc.	1,000	(140,970)
Aviv REIT, Inc.	600	(15,810)
BioMed Realty Trust, Inc.	3,100	(62,620)
Brandywine Realty Trust	100	(1,407)
Camden Property Trust	28,200	(1,932,546)
Campus Crest Communities, Inc.	41,900	(268,160)
CatchMark Timber Trust, Inc. A Shares	1,700	(18,632)
Chambers Street Properties	100	(753)
Chatham Lodging Trust	2,400	(55,392)
Chesapeake Lodging Trust	400	(11,660)
CubeSmart	800	(14,384)
Digital Realty Trust, Inc.	9,600	(598,848)
Douglas Emmett, Inc.	100	(2,567)
Education Realty Trust, Inc.	50,100	(515,028)
Essex Property Trust, Inc.	1,900	(339,625)
Federal Realty Investment Trust	800	(94,768)
Gaming and Leisure Properties, Inc.	32	(989)
Glimcher Realty Trust	900	(12,186)
Government Properties Income Trust	3,800	(83,258)
Gramercy Property Trust, Inc.	10,400	(59,904)
Health Care REIT, Inc.	18,300	(1,141,371)
Kite Realty Group Trust	350	(8,484)
Mack-Cali Realty Corp.	2,000	(38,220)
Medical Properties Trust, Inc.	3,500	(42,910)
National Retail Properties, Inc.	3,200	(110,624)
New York REIT, Inc.	26,000	(267,280)
Parkway Properties Inc.	62	(1,164)
Physicians Realty Trust	8,800	(120,736)
Piedmont Office Realty Trust, Inc. A Shares	2,300	(40,572)
Realty Income Corp.	58,700	(2,394,373)
Regency Centers Corp.	2,200	(118,426)
Rexford Industrial Realty, Inc.	1,800	(24,912)
RLJ Lodging Trust	300	(8,541)
Ryman Hospitality Properties, Inc.	300	(14,190)
SL Green Realty Corp.	200	(20,264)
STAG Industrial, Inc.	2,100	(43,491)
Summit Hotel Properties, Inc.	16,300	(175,714)
Ventas, Inc.	2,100	(130,095)
Washington Real Estate Investment Trust	2,900	(73,602)
Winthrop Realty Trust	1,000	(15,070)

		(12,050,374)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — (0.0)%
SFX Entertainment, Inc.	700	$(3,514)

Renewable Energy — (0.2)%
BioFuel Energy Corp.	400	(2,552)
BioFuel Energy Corp.	400	(1,152)
FuelCell Energy, Inc.	44,600	(93,214)
Gevo, Inc.	2,400	(822)
GT Advanced Technologies, Inc.	59,300	(642,219)
Ocean Power Technologies, Inc.	300	(354)
Pacific Ethanol, Inc.	22,800	(318,288)
Plug Power, Inc.	24,200	(111,078)
Silver Spring Networks, Inc.	1,200	(11,580)
SolarCity Corp.	10,900	(649,640)
Solazyme, Inc.	21,100	(157,406)
Uni-Pixel, Inc.	3,900	(24,726)

		(2,013,031)

Retail—Consumer Staples — (0.1)%
CST Brands, Inc.	4,500	(161,775)
Fairway Group Holdings Corp.	800	(2,992)
Nutrisystem, Inc.	2,300	(35,351)
Potbelly Corp.	1,200	(13,992)
Roundy’s, Inc.	26,600	(79,534)
Safeway, Inc.	19,600	(672,280)
SpartanNash Co.	100	(1,945)
Walgreen Co.	9,800	(580,846)

		(1,548,715)

Retail Discretionary — (0.7)%
Abercrombie & Fitch Co. A Shares	1,600	(58,144)
Aeropostale, Inc.	37,400	(123,046)
American Apparel, Inc.	11,700	(9,594)
American Eagle Outfitters, Inc.	9,400	(136,488)
Avis Budget Group, Inc.	8,686	(476,775)
Barnes & Noble, Inc.	2,200	(43,428)
bebe stores, Inc.	9,100	(21,112)
Blyth, Inc.	900	(7,308)
Bon-Ton Stores, Inc. (The)	13,100	(109,516)
Cabela’s, Inc.	51,600	(3,039,240)
CarMax, Inc.	2,000	(92,900)
Chegg, Inc.	600	(3,744)
Container Store Group, Inc. (The)	6,500	(141,505)
DSW, Inc. A Shares	100	(3,011)
Francesca’s Holdings Corp.	8,800	(122,584)
Genesco, Inc.	300	(22,425)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	200	$(14,542)
hhgregg, Inc.	100	(631)
Lumber Liquidators Holdings, Inc.	2,700	(154,926)
Macy’s, Inc.	1,000	(58,180)
Men’s Wearhouse, Inc. (The)	2,800	(132,216)
Office Depot, Inc.	49,003	(251,875)
RadioShack Corp.	10,200	(10,098)
Sears Holdings Corp.	9,500	(239,685)
Sportsman’s Warehouse Holdings, Inc.	2,100	(14,143)
Stage Stores, Inc.	400	(6,844)
Tile Shop Holdings, Inc.	6,700	(61,975)
Tractor Supply Co.	49,800	(3,063,198)
zulily, Inc. A Shares	1,800	(68,202)

		(8,487,335)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.	50,900	(173,569)
ANADIGICS, Inc.	300	(202)
Applied Micro Circuits Corp.	16,500	(115,500)
Cypress Semiconductor Corp.	6,700	(66,162)
International Rectifier Corp.	4,000	(156,960)
Mattson Technology, Inc.	1,000	(2,470)
Maxwell Technologies, Inc.	300	(2,616)
Oclaro, Inc.	100	(143)
Parkervision, Inc.	2,500	(2,850)
Pixelworks, Inc.	11,100	(71,706)
QuickLogic Corp.	7,800	(23,322)
Rubicon Technology, Inc.	5,800	(24,650)

		(640,150)

Software — (0.4)%
2U, Inc.	1,300	(20,267)
A10 Networks, Inc.	4,700	(42,817)
Amber Road, Inc.	400	(6,936)
BroadSoft, Inc.	300	(6,312)
ChannelAdvisor Corp.	6,100	(100,040)
Compuware Corp.	6,600	(70,026)
Cornerstone OnDemand, Inc.	4,400	(151,404)
Datawatch Corp.	200	(2,050)
Dealertrack Technologies, Inc.	27,600	(1,198,116)
FireEye, Inc.	34,200	(1,045,152)
Five9, Inc.	1,000	(6,540)
Glu Mobile, Inc.	94,000	(485,980)
Imperva, Inc.	7,000	(201,110)
Interactive Intelligence Group, Inc.	100	(4,180)
Jive Software, Inc.	11,100	(64,713)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
KEYW Holding Corp. (The)	1,100	$(12,177)
LogMeIn, Inc.	18,400	(847,688)
Mitek Systems, Inc.	4,000	(9,640)
OPOWER, Inc.	1,300	(24,518)
Paycom Software, Inc.	1,500	(24,840)
Paylocity Holding Corp.	100	(1,965)
Q2 Holdings, Inc.	500	(7,000)
Qlik Technologies, Inc.	100	(2,704)
Rally Software Development Corp.	6,900	(82,869)
RealPage, Inc.	5,100	(79,050)
Rosetta Stone, Inc.	100	(805)
Tangoe, Inc.	4,700	(63,685)
Textura Corp.	1,700	(44,880)
VirnetX Holding Corp.	1,900	(11,400)
Vringo, Inc.	60,700	(57,374)
Zynga, Inc. A Shares	124,800	(336,960)

		(5,013,198)

Specialty Finance — (0.7)%
Aircastle Ltd.	100	(1,636)
Apollo Residential Mortgage, Inc.	13,900	(214,477)
Ares Commercial Real Estate Corp.	11,100	(129,759)
ARMOUR Residential REIT, Inc.	95,500	(367,675)
CAI International, Inc.	4,800	(92,880)
CIT Group, Inc.	20,200	(928,392)
Colony Financial, Inc.	9,900	(221,562)
CYS Investments, Inc.	139,800	(1,151,952)
Ellie Mae, Inc.	2,300	(74,980)
Encore Capital Group, Inc.	500	(22,155)
First American Financial Corp.	5,400	(146,448)
Green Dot Corp. A Shares	100	(2,114)
Heartland Payment Systems, Inc.	200	(9,544)
Higher One Holdings, Inc.	800	(1,976)
Invesco Mortgage Capital, Inc.	800	(12,576)
JAVELIN Mortgage Investment Corp.	4,700	(56,447)
MGIC Investment Corp.	90,700	(708,367)
MoneyGram International, Inc.	1,000	(12,540)
Nationstar Mortgage Holdings, Inc.	9,200	(315,008)
Navient Corp.	59,200	(1,048,432)
Newcastle Investment Corp.	34	(431)
NorthStar Realty Finance Corp.	100	(1,767)
Ocwen Financial Corp.	20,900	(547,162)
Portfolio Recovery Associates, Inc.	13,145	(686,564)
RAIT Financial Trust	11,900	(88,417)
Redwood Trust, Inc.	13,000	(215,540)
Regional Management Corp.	1,000	(17,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Total System Services, Inc.	300	$(9,288)
WageWorks, Inc.	1,200	(54,636)
Walter Investment Management Corp.	27,800	(610,210)
Western Asset Mortgage Capital Corp.	57,335	(847,411)
Xoom Corp.	5,000	(109,750)

		(8,708,046)

Technology Services — (0.0)%
Bottomline Technologies de, Inc.	9,000	(248,310)
Cyan, Inc.	200	(624)
IMS Health Holdings, Inc.	200	(5,238)
Spherix, Inc.	200	(312)

		(254,484)

Telecommunications — (0.1)%
DigitalGlobe, Inc.	36,000	(1,026,000)
EarthLink Holdings Corp.	8,900	(30,438)
Global Eagle Entertainment, Inc.	200	(2,244)
Gogo, Inc.	16,200	(273,132)
Iridium Communications, Inc.	2,000	(17,700)
NTELOS Holdings Corp.	1,700	(18,088)
Sprint Corp.	22,800	(144,552)

		(1,512,154)

Transportation & Logistics — (0.1)%
Baltic Trading Ltd.	26,900	(111,366)
Genesee & Wyoming, Inc. A Shares	3,800	(362,178)
XPO Logistics, Inc.	18,000	(678,060)
YRC Worldwide, Inc.	3,900	(79,248)

		(1,230,852)

Transportation Equipment — (0.2)%
Trinity Industries, Inc.	65,400	(3,055,488)

Gaming, Lodging & Restaurants — (0.2)%
Bob Evans Farms, Inc.	600	(28,404)
Boyd Gaming Corp.	56,000	(568,960)
Caesars Entertainment Corp.	9,700	(122,026)
Churchill Downs, Inc.	400	(39,000)
Dunkin’ Brands Group, Inc.	5,800	(259,956)
Krispy Kreme Doughnuts, Inc.	200	(3,432)
Scientific Games Corp. A Shares	33,700	(362,949)
Sonic Corp.	51,000	(1,140,360)

		(2,525,087)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Utilities — (0.5)%
Atlantic Power Corp.	57,500	$(136,850)
Cleco Corp.	3,300	(158,895)
Duke Energy Corp.	24,000	(1,794,480)
Exelon Corp.	17,900	(610,211)
Hawaiian Electric Industries, Inc.	71,800	(1,906,290)
Laclede Group, Inc. (The)	9,500	(440,800)
NorthWestern Corp.	500	(22,680)
NRG Energy, Inc.	36,400	(1,109,472)
Pepco Holdings, Inc.	9,000	(240,840)
PPL Corp.	4,100	(134,644)
Westar Energy, Inc.	600	(20,472)

		(6,575,634)

Waste & Environmental Service Equipment & Facility — (0.0)%
CLARCOR, Inc.	2,200	(138,776)
Nuverra Environmental Solutions, Inc.	8,370	(123,457)

		(262,233)

Total United States		(156,609,016)

TOTAL COMMON STOCK (PROCEEDS $190,363,898)		(182,857,733)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.7)%
United States — (0.7)%
Apparel & Textile Products — (0.1)%
William Carter Co. (The), 5.25%, 08/15/21	$850,000	$(884,000)

Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16	270,000	(268,650)

Exploration & Production — (0.2)%
California Resources Corp., 6.00%, 11/15/24	3,180,000	(3,267,450)

Food & Beverage — (0.1)%
Constellation Brands, Inc., 3.75%, 05/01/21	900,000	(887,625)

Pipeline — (0.1)%
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 07/15/23	1,287,000	(1,261,260)

Publishing & Broadcasting — (0.1)%
iHeartCommunications, Inc., 9.00%, 09/15/22	1,620,000	(1,615,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Wireless Telecommunication Services — (0.1)%
T-Mobile USA, Inc., 6.38%, 03/01/25	$795,000	$(793,012)

Total United States		(8,977,947)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $8,841,398)		(8,977,947)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (4.8)%
Alerian MLP ETF	20,709	$(396,992)
Consumer Staples Select Sector SPDR Fund	9,686	(436,935)
Financial Select Sector SPDR Fund	354,289	(8,208,876)
Health Care Select Sector SPDR Fund	315,584	(20,168,973)
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,024	(3,785,877)
iShares Nasdaq Biotechnology ETF	6,112	(1,672,427)
iShares Russell 2000 ETF	43,813	(4,790,952)
SPDR S&P 500 ETF Trust	3,300	(650,166)
SPDR S&P Regional Banking ETF	246,290	(9,324,539)
Vanguard FTSE Developed Markets ETF	293,056	(11,648,976)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $61,081,211)		(61,084,713)

TOTAL SECURITIES SOLD SHORT — (20.0)% (PROCEEDS $260,286,507)		$(252,920,393)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is earmarked to cover obligations related to derivative financial instruments and other financial instruments.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Security considered illiquid.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(g)	Variable/floating interest rate security. Rate presented is as of September 30, 2014.
(h)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2014. Maturity date presented is the ultimate maturity.
(l)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(m)	Approximates cost for federal tax purposes.
(n)	Assets, other than investments in securities, less liabilities, other than securities sold short. A significant portion of this balance represents cash collateral.

Options Written Contracts Outstanding as of September 30, 2014:

	Strike Index	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Apple, Inc.	107.00 USD	10/24/14	1,146	$(131,743)	$(95,118)	$36,625
AstraZeneca PLC	46.00 GBP	11/21/14	9	(33,722)	(20,937)	12,785
AstraZeneca PLC	48.00 GBP	11/21/14	4	(12,958)	(5,593)	7,365
Pandora Media, Inc.	30.00 USD	01/15/16	2	(946)	(600)	346
Qualcomm, Inc.	77.50 USD	11/22/14	64	(9,184)	(7,488)	1,696
S&P 500 Index	2,050.00 USD	10/31/14	134	(49,173)	(32,160)	17,013

				$(237,726)	$(161,896)	$75,830

Exchange-Traded Put Options Written
Alstom SA	26.00 EUR	12/19/14	551	$(82,094)	$(25,750)	$56,344
Alstom SA	27.00 EUR	12/19/14	552	(86,825)	(51,593)	35,232
S&P 500 Index	1,870.00 USD	10/18/14	8	(5,856)	(4,000)	1,856

				$(174,775)	$(81,343)	$93,432

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	550,000 USD	$(35,530)	$(53,328)	$(17,798)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/05/15	820,000 USD	(10,820)	(8,865)	1,955
USD/CNH Currency	JPMorgan Chase Bank, N.A.	6.80 CNH	11/05/15	9,340,000 USD	(57,348)	(47,478)	9,870
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	800,000 USD	(4,880)	(4,067)	813
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	2,000,000 USD	(10,410)	(10,167)	243
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	2,720,000 USD	(50,578)	(43,441)	7,137
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	4,860,200 USD	(62,794)	(77,479)	(14,685)
USD/JPY Currency	JPMorgan Chase Bank, N.A.	110.00 JPY	12/30/14	15,710,000 USD	(297,704)	(221,955)	75,749

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
USD/JPY Currency	JPMorgan Chase Bank, N.A.	105.00 JPY	12/30/14	15,710,000 USD	$(500,049)	$(716,247)	$(216,198)
USD/JPY Currency	Morgan Stanley Capital Services LLC	95.00 JPY	12/30/14	4,580,000 USD	(328,157)	(608,562)	(280,405)
USD/JPY Currency	Morgan Stanley Capital Services LLC	95.00 JPY	12/30/14	11,130,000 USD	(773,535)	(1,479,681)	(706,146)

					$(2,131,805)	$(3,271,270)	$(1,139,465)

FX OTC Put Options Written
USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.40 BRL	12/31/15	1,895,400 USD	$(55,558)	$(24,088)	$31,470
USD/JPY Currency	JPMorgan Chase Bank, N.A.	90.00 JPY	12/30/14	15,710,000 USD	(362,901)	(24)	362,877

					$(418,459)	$(24,112)	$394,347

OTC Call Option Written
Pandora Media, Inc.	Credit Suisse International	50.00 USD	01/15/16	57,200 USD	$(76,444)	$(15,018)	$61,426

Total Options Written Outstanding					$(3,039,209)	$(3,553,639)	$(514,430)

Reverse Repurchase Agreements Outstanding as of September 30, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.84%	07/25/14	10/31/14	$4,399,000	$4,412,041
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	1,067,000	1,067,978
Bank of America Merrill Lynch	1.84%	08/06/14	11/06/14	2,006,000	2,011,742
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	1,910,000	1,911,751
Bank of America Merrill Lynch	1.65%	09/29/14	10/29/14	2,804,000	2,804,257
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	1,415,000	1,416,297
Bank of America Merrill Lynch	1.84%	07/31/14	11/05/14	1,998,000	2,003,821
Bank of America Merrill Lynch	1.84%	08/06/14	11/06/14	3,596,000	3,606,293
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	2,970,000	2,972,723
Bank of America Merrill Lynch	1.65%	09/25/14	10/27/14	1,775,000	1,775,488
Bank of America Merrill Lynch	1.66%	07/29/14	10/02/14	4,118,000	4,123,507
Bank of America Merrill Lynch	1.65%	09/25/14	10/27/14	8,408,000	8,410,312
Bank of America Merrill Lynch	1.75%	07/18/14	10/29/14	5,412,000	5,428,837
Bank of America Merrill Lynch	1.55%	09/11/14	10/10/14	2,015,000	2,016,735
Bank of America Merrill Lynch	1.55%	09/11/14	10/10/14	6,036,000	6,041,198
Bank of America Merrill Lynch	1.65%	09/18/14	10/20/14	2,806,000	2,807,672
Bank of America Merrill Lynch	1.50%	09/18/14	10/15/14	1,094,000	1,094,729
Bank of America Merrill Lynch	1.50%	09/15/14	10/15/14	1,962,000	1,963,308
Credit Suisse Securities (Europe) Limited	(3.00)%	09/25/14	09/25/15	1,773,888	1,773,001

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.49%	08/04/14	11/04/14	$4,993,000	$5,004,979
Credit Suisse Securities (USA) LLC	1.49%	08/04/14	11/04/14	2,993,000	3,000,181
Credit Suisse Securities (USA) LLC	1.90%	09/08/14	10/08/14	17,983,000	18,004,870

Total Reverse Repurchase Agreements Outstanding				$83,533,888	$83,651,720

Futures Contracts Outstanding at September 30, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
90 Day Eurodollar	1,059	CME	264,750,000 USD	03/14/16	$(287,630)
90 Day Sterling	828	LIF	103,500,000 GBP	06/17/15	212,831
Australia 10-Year Bond	275	SFE	27,500,000 AUD	12/15/14	313,226
Bankers’ Acceptance	1,336	CDE	334,000,000 CAD	03/14/16	(56,638)
Brent Crude	65	ICE	65,000 USD	10/16/14	(285,800)
Cocoa	458	ICE	4,580 USD	12/15/14	554,463
Coffee	29	ICE	1,087,500 USD	12/18/14	(151,910)
DAX Index	13	Eurex	325 EUR	12/19/14	(55,667)
Euro-BTP	349	Eurex	34,900,000 EUR	12/08/14	353,325
Euro-Oat	42	Eurex	4,200,000 EUR	12/08/14	23,564
FTSE/JSE Top 40	190	Safex	1,900 ZAR	12/18/14	(293,919)
Gold 100 OZ	77	COMEX	7,700 USD	12/29/14	(655,054)
IBEX 35 Index	70	MEFF	700 EUR	10/17/14	89,225
Long Gilt	25	LIF	2,500,000 GBP	12/29/14	14,066
Mex Bolsa Index	394	MEXDER	3,940 MXN	12/19/14	(341,125)
Natural Gas	79	NYMEX	790,000 USD	03/27/15	59,009
Natural Gas	12	NYMEX	120,000 USD	10/29/14	23,686
Nikkei 225	57	OSE	57,000 JPY	12/11/14	253,221
NY Harbor ULSD	57	NYMEX	2,394,000 USD	04/30/15	(127,482)
OMXS30 Index	245	Nasdaq OMX	24,500 SEK	10/17/14	49,181
RBOB Gasoline	49	NYMEX	2,058,000 USD	10/31/14	(59,050)
S&P 500 E-Mini Index	264	CME	13,200 USD	12/19/14	(141,894)
S&P/TSX 60 Index	19	CDE	3,800 CAD	12/18/14	(99,973)
SGX CNX Nifty	315	SGX	630 USD	10/30/14	(130,158)
Soybean Meal	228	CBOT	22,800 USD	12/12/14	(1,678,452)
Sugar 11	20	ICE	2,240,000 USD	02/27/15	16
Topix Index	7	OSE	70,000 JPY	12/11/14	17,938
U.S. Treasury 10-Year Note	290	CBOT	29,000,000 USD	12/19/14	(208,697)

					$(2,609,698)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Short Futures
3 Month Euribor	1,422	LIF	355,500,000 EUR	12/14/15	$(253,295)
3 Month Euro Swiss	144	ICE	36,000,000 CHF	03/16/15	717
3 Month Euro Swiss	2,414	ICE	603,500,000 CHF	12/15/14	(135,338)
90 Day Eurodollar	17	CME	4,250,000 USD	12/15/14	(1,056)
90 Day Eurodollar	9	CME	2,250,000 USD	12/14/15	1,221
90 Day Eurodollar	6	CME	1,500,000 USD	12/19/16	1,122
90 Day Eurodollar	7	CME	1,750,000 USD	12/18/17	57
90 Day Eurodollar	2	CME	500,000 USD	12/17/18	(268)
90 Day Eurodollar	5	CME	1,250,000 USD	12/16/19	(2,038)
90 Day Eurodollar	14	CME	3,500,000 USD	06/15/15	(348)
90 Day Eurodollar	5	CME	1,250,000 USD	06/13/16	977
90 Day Eurodollar	4	CME	1,000,000 USD	06/19/17	865
90 Day Eurodollar	3	CME	750,000 USD	06/18/18	(133)
90 Day Eurodollar	2	CME	500,000 USD	06/17/19	(480)
90 Day Eurodollar	3	CME	750,000 USD	06/15/20	(1,633)
90 Day Eurodollar	14	CME	3,500,000 USD	03/16/15	(1,473)
90 Day Eurodollar	6	CME	1,500,000 USD	03/14/16	1,347
90 Day Eurodollar	4	CME	1,000,000 USD	03/19/18	290
90 Day Eurodollar	3	CME	750,000 USD	03/18/19	(808)
90 Day Eurodollar	5	CME	1,250,000 USD	03/16/20	(2,350)
90 Day Eurodollar	10	CME	2,500,000 USD	09/14/15	137
90 Day Eurodollar	7	CME	1,750,000 USD	09/19/16	1,257
90 Day Eurodollar	8	CME	2,000,000 USD	09/18/17	1,430
90 Day Eurodollar	3	CME	750,000 USD	09/17/18	(345)
90 Day Eurodollar	9	CME	2,250,000 USD	09/16/19	(1,861)
90 Day Eurodollar	5	CME	1,250,000 USD	03/13/17	1,237
90-Day Bank Bill	203	SFE	203,000,000 AUD	03/10/16	8,110
CAC40 10 Euro	13	Euronext	130 EUR	10/17/14	(1,839)
Canada 10-Year Bond	113	CDE	11,300,000 CAD	12/18/14	120,942
CBOE Volatility Index	227	CFE	227,000 USD	11/18/14	(259,018)
CBOE Volatility Index	449	CFE	449,000 USD	02/17/15	(419,591)
Corn	470	CBOT	2,350,000 USD	12/12/14	988,784
Cotton No.2	158	ICE	7,900,000 USD	03/09/15	296,285
Cotton No.2	26	ICE	1,300,000 USD	12/08/14	27,518
Euro Stoxx 50	2,278	Eurex	22,780 EUR	12/19/14	421,909
Euro-Bund	459	Eurex	45,900,000 EUR	12/08/14	(401,187)
FTSE 100 Index	238	LIF	2,380 GBP	12/19/14	598,068
Gasoil	106	ICE	10,600 USD	11/12/14	106,428
Hang Seng Index	29	HKFE	1,450 HKD	10/30/14	210,564
Japan 10-Year Bond	136	OSE	13,600,000,000 JPY	12/11/14	(77,283)
Lean Hogs	8	CME	320,000 USD	12/12/14	10,121
Live Cattle	72	CME	2,880,000 USD	12/31/14	(48,404)
NASDAQ 100 E-Mini	187	CME	3,740 USD	12/19/14	7,123

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
RBOB Gasoline	56	NYMEX	2,352,000 USD	04/30/15	$132,148
S&P 500 E-Mini Index	748	CME	37,400 USD	12/19/14	836,529
Soybean Oil	518	CBOT	31,080,000 USD	12/12/14	1,514,919
SPI 200	63	SFE	1,575 AUD	12/18/14	224,191
Swiss Market Index	84	Eurex	840 CHF	12/19/14	(46,357)
Topix Index	201	OSE	2,010,000 JPY	12/11/14	(582,248)
U.S. Treasury 10-Year Note	66	CBOT	6,600,000 USD	12/19/14	(2,573)
Wheat	139	CBOT	695,000 USD	12/12/14	548,373
WTI Crude	5	NYMEX	5,000 USD	10/21/14	(3,626)

					$3,819,117

Total Futures Contracts Outstanding					$1,209,419

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,844,515	USD	2,562,934	JPMorgan Chase Bank, N.A.	10/31/14	$(193,777)
BRL	2,936,469	USD	1,266,593	JPMorgan Chase Bank, N.A.	12/17/14	(91,340)
BRL	28,036,000	USD	12,352,565	State Street Bank and Trust Company	10/02/14	(898,781)
BRL	1,316,728	USD	560,000	JPMorgan Chase Bank, N.A.	10/17/14	(24,236)
BRL	1,424,000	USD	578,697	State Street Bank and Trust Company	11/04/14	(2,085)
CHF	18,375	USD	19,343	Morgan Stanley & Co., LLC	12/30/14	(78)
CNY	12,382,000	USD	2,000,000	JPMorgan Chase Bank, N.A.	10/08/14	16,501
CNY	1,544,375	USD	250,000	JPMorgan Chase Bank, N.A.	10/08/14	1,513
CNY	4,585,564	USD	741,281	JPMorgan Chase Bank, N.A.	10/31/14	3,174
CNY	4,575,112	USD	741,281	JPMorgan Chase Bank, N.A.	10/31/14	1,477
CNY	13,898,925	USD	2,258,556	JPMorgan Chase Bank, N.A.	10/08/14	4,988
COP	174,860,911	USD	89,512	JPMorgan Chase Bank, N.A.	12/17/14	(3,806)
DKK	7,142,635	EUR	959,178	Morgan Stanley Capital Services LLC	12/17/14	329
EUR	4,696,816	USD	6,061,636	Morgan Stanley Capital Services LLC	10/06/14	(129,168)
EUR	230,935	USD	298,661	Morgan Stanley & Co., LLC	12/17/14	(6,821)
EUR	66,037	USD	83,870	Morgan Stanley & Co., LLC	12/30/14	(408)
EUR	641,272	USD	815,063	Morgan Stanley & Co., LLC	12/17/14	(4,665)
GBP	2,520,779	EUR	3,167,882	Morgan Stanley Capital Services LLC	12/17/14	80,479
GBP	372,033	USD	600,547	Morgan Stanley & Co., LLC	12/17/14	2,174
GBP	45,648,000	USD	74,033,752	State Street Bank and Trust Company	12/17/14	(80,687)
INR	112,419,300	USD	1,785,000	JPMorgan Chase Bank, N.A.	03/27/15	(24,372)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,181,813,000	USD	29,667,531	State Street Bank and Trust Company	12/17/14	$(636,248)
JPY	69,665,985	USD	637,967	Morgan Stanley & Co., LLC	12/17/14	(2,325)
KRW	25,335,508,000	USD	24,366,923	State Street Bank and Trust Company	12/17/14	(503,300)
MXN	14,318,784	USD	1,084,058	Morgan Stanley Capital Services LLC	12/17/14	(23,419)
MXN	734,426,000	USD	55,054,423	State Street Bank and Trust Company	12/17/14	(653,062)
MXN	16,739,431	USD	1,260,093	JPMorgan Chase Bank, N.A.	12/17/14	(20,148)
MXN	7,432,930	USD	561,519	JPMorgan Chase Bank, N.A.	10/17/14	(8,661)
MYR	1,332,648	USD	415,000	JPMorgan Chase Bank, N.A.	12/17/14	(11,149)
NGN	666,918,873	USD	4,051,755	JPMorgan Chase Bank, N.A.	10/30/14	2,920
NGN	83,200,000	USD	500,000	JPMorgan Chase Bank, N.A.	12/17/14	602
NOK	12,900,250	EUR	1,583,008	Morgan Stanley Capital Services LLC	12/17/14	2,026
PHP	5,876,550	USD	131,276	JPMorgan Chase Bank, N.A.	10/27/14	(599)
PLN	3,766,053	USD	1,171,218	JPMorgan Chase Bank, N.A.	01/30/15	(39,761)
SEK	16,551,732	EUR	1,800,021	Morgan Stanley Capital Services LLC	12/17/14	18,491
SEK	57,475,000	USD	8,055,925	State Street Bank and Trust Company	12/17/14	(92,767)
SGD	1,749,463	USD	1,395,362	Morgan Stanley Capital Services LLC	12/17/14	(24,030)
TRY	14,455,000	USD	6,401,966	State Street Bank and Trust Company	12/17/14	(173,833)
ZAR	18,075,160	USD	1,615,722	JPMorgan Chase Bank, N.A.	12/17/14	(34,308)
ZAR	267,727,000	USD	23,959,817	State Street Bank and Trust Company	12/17/14	(536,114)
USD	28,434,127	AUD	31,620,000	State Street Bank and Trust Company	12/17/14	898,633
USD	11,577,986	BRL	26,612,000	State Street Bank and Trust Company	10/02/14	705,960
USD	1,200,000	BRL	2,765,160	State Street Bank and Trust Company	11/04/14	80,319
USD	560,000	BRL	1,330,728	JPMorgan Chase Bank, N.A.	10/16/14	18,394
USD	1,266,593	BRL	3,061,229	JPMorgan Chase Bank, N.A.	12/17/14	41,408
USD	583,846	BRL	1,424,000	State Street Bank and Trust Company	10/02/14	2,087
USD	2,249,147	CHF	2,101,378	Morgan Stanley & Co., LLC	12/17/14	46,441
USD	14,200,474	CHF	13,268,000	State Street Bank and Trust Company	12/17/14	292,692
USD	3,648,046	CHF	3,399,375	Morgan Stanley & Co., LLC	12/30/14	84,068
USD	61,361	CHF	57,575	Morgan Stanley & Co., LLC	12/30/14	998
USD	239,645	CHF	228,952	Morgan Stanley & Co., LLC	12/17/14	(347)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	502,259	CHF	476,845	Morgan Stanley & Co., LLC	12/17/14	$2,421
USD	221,867	CLP	132,077,535	Morgan Stanley Capital Services LLC	12/17/14	2,482
USD	2,250,000	CNY	13,898,925	JPMorgan Chase Bank, N.A.	10/08/14	(13,544)
USD	2,012,057	CNY	12,382,000	JPMorgan Chase Bank, N.A.	10/08/14	(4,444)
USD	250,959	CNY	1,544,375	JPMorgan Chase Bank, N.A.	10/08/14	(554)
USD	84,565,010	CZK	1,803,222,000	State Street Bank and Trust Company	12/17/14	1,649,988
USD	6,164,641	EUR	4,696,816	State Street Bank and Trust Company	10/06/14	232,173
USD	9,583,398	EUR	7,401,679	Morgan Stanley & Co., LLC	12/17/14	229,633
USD	50,169,114	EUR	38,752,000	State Street Bank and Trust Company	12/17/14	1,196,832
USD	272,037	EUR	209,770	Morgan Stanley & Co., LLC	12/30/14	6,917
USD	38,365	EUR	29,821	Morgan Stanley & Co., LLC	12/30/14	676
USD	6,829,461	EUR	5,100,000	State Street Bank and Trust Company	11/04/14	386,528
USD	1,291,280	EUR	979,486	JPMorgan Chase Bank, N.A.	12/17/14	53,470
USD	5,116,880	EUR	4,000,000	State Street Bank and Trust Company	10/24/14	63,963
USD	10,888,118	GBP	6,711,863	Morgan Stanley & Co., LLC	12/17/14	14,414
USD	2,207,064	HKD	17,103,646	Morgan Stanley & Co., LLC	12/17/14	4,685
USD	155,623	HKD	1,208,705	Morgan Stanley & Co., LLC	12/17/14	(18)
USD	16,763,715	HUF	4,089,173,000	State Street Bank and Trust Company	12/17/14	166,630
USD	12,908,013	ILS	46,798,000	State Street Bank and Trust Company	12/17/14	191,204
USD	646,868	JPY	67,843,544	Morgan Stanley Capital Services LLC	12/17/14	27,855
USD	211,377	JPY	22,530,203	Morgan Stanley & Co., LLC	12/17/14	5,808
USD	4,407	JPY	470,136	Morgan Stanley & Co., LLC	12/17/14	118
USD	16,832,379	JPY	1,798,118,908	Morgan Stanley & Co., LLC	12/17/14	426,104
USD	32,010	JPY	3,425,390	Morgan Stanley & Co., LLC	12/17/14	756
USD	117,728	JPY	12,622,260	Morgan Stanley & Co., LLC	12/17/14	2,561
USD	43,212	JPY	4,689,194	Morgan Stanley & Co., LLC	12/17/14	427
USD	167,604	JPY	18,245,421	Morgan Stanley & Co., LLC	12/17/14	1,131
USD	168,348	JPY	18,323,619	Morgan Stanley & Co., LLC	12/17/14	1,160
USD	317,957	JPY	34,486,872	Morgan Stanley & Co., LLC	12/17/14	3,294
USD	1,265,981	MXN	16,739,431	JPMorgan Chase Bank, N.A.	12/17/14	26,036
USD	3,863	MXN	50,738	JPMorgan Chase Bank, N.A.	12/17/14	105
USD	560,000	MXN	7,432,930	JPMorgan Chase Bank, N.A.	10/17/14	7,142
USD	100,000	MYR	330,386	JPMorgan Chase Bank, N.A.	12/17/14	(122)
USD	16,352,716	NZD	20,232,000	State Street Bank and Trust Company	12/17/14	676,591

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,175,031	PLN	75,663,000	State Street Bank and Trust Company	12/17/14	$404,781
USD	11,773,049	RUB	456,394,000	State Street Bank and Trust Company	12/17/14	412,789
USD	2,878,490	ZAR	31,058,902	JPMorgan Chase Bank, N.A.	12/17/14	161,115

Total Forward Foreign Currency Exchange Contracts						$4,426,486

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(5.00%)	06/20/19	JPMorgan Chase Bank, N.A.	1,584,000 USD	$(143,322)	$(124,344)	$(18,978)
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/20/19	JPMorgan Chase Bank, N.A.	225,000 USD	15,625	22,167	(6,542)

Total OTC Credit Default Swaps on Index (Buy Protection)					$(127,697)	$(102,177)	$(25,520)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ArcelorMittal SA	(1.00%)	12/20/18	Credit Suisse International	7,000,000 EUR	$380,063	$453,503	$(73,440)
United Mexican States	(1.00%)	12/20/19	Morgan Stanley Capital Services LLC	14,606,000 USD	88,382	(72,072)	160,454
Vinci SA	(1.00%)	12/20/18	Morgan Stanley Capital Services LLC	2,000,000 EUR	(37,120)	(44,590)	7,470
Vinci SA	(1.00%)	12/20/18	Credit Suisse International	6,000,000 EUR	(111,360)	43,501	(154,861)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$319,965	$380,342	$(60,377)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2014

Reference Obligation	Rating(1)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	Baa2	1.00%	09/20/19	Morgan Stanley Capital Services LLC	14,598,000 USD	$(465,730)	$(326,974)	$(138,756)
Fiat SpA	B2	5.00%	03/20/18	JPMorgan Chase Bank, N.A.	4,000,000 EUR	485,707	172,030	313,677
Rallye SA	NR	5.00%	09/20/18	Morgan Stanley Capital Services LLC	2,000,000 EUR	263,244	175,342	87,902

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$283,221	$20,398	$262,823

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at September 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Aegon NV	12/28/15	Credit Suisse Securities (Europe) Limited	$1,876,609	$—
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	3,983,478	—
Alcatel Lucent	12/28/15	Credit Suisse Securities (Europe) Limited	853,111	—
Amadeus IT Holding SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,650,496	—
ArcelorMittal N.V.	12/28/15	Credit Suisse Securities (Europe) Limited	7,565,710	—
AstraZeneca PLC	06/19/19	Credit Suisse Securities (Europe) Limited	3,173,577	38,813
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	730,844	—
Barclays PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,086,580	—
Bayer AG	12/24/15	Credit Suisse Securities (Europe) Limited	4,370,816	—
Beiersdorf AG	12/24/15	Credit Suisse Securities (Europe) Limited	552,354	—
BP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,914,853	—
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,232,831	210
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,439,345	—
Commerzbank AG	12/24/15	Credit Suisse Securities (Europe) Limited	958,629	—
Credit Agricole SA	07/29/19	Credit Suisse Securities (Europe) Limited	4,771,381	490,826
Credit Suisse Group AG	12/29/15	Credit Suisse Securities (Europe) Limited	2,527,251	—
Delta Lloyd NV	12/28/15	Credit Suisse Securities (Europe) Limited	1,837,402	—
Deutsche Bank AG	12/24/15	Credit Suisse Securities (Europe) Limited	3,422,875	—
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	3,956,278	—
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	2,149,928	—
ENI SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	1,732,834	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fresenius Medical Care AG	12/24/15	Morgan Stanley Capital Services LLC	$2,010,509	$46,014
Fresenius Medical Care AG & Co KGaA	12/24/15	Credit Suisse Securities (Europe) Limited	2,576,156	—
Fresenius SE & Co. KGAA	06/22/16	Morgan Stanley Capital Services LLC	1,007,626	(2,669)
Friends Life Group Ltd.	12/28/15	Credit Suisse Securities (Europe) Limited	968,030	—
Indonesia Government Bond	10/30/14	Credit Suisse International	1,858,535	(115,986)
ING Groep NV	12/28/15	Credit Suisse Securities (Europe) Limited	2,404,468	—
Intesa San Paolo	12/28/15	Credit Suisse Securities (Europe) Limited	2,237,940	—
iShares MSCI Brazil Index ETF	07/27/15	Credit Suisse Securities (Europe) Limited	434,978	—
Jazztel PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,831,646	—
JPCEWELL Index	08/21/15	JPMorgan Chase Bank N.A	4,988	(12,588)
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	7,185,666	—
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,292,241	—
Lloyds Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	3,917,314	97,681
MAN AG	12/24/15	Credit Suisse Securities (Europe) Limited	74,613	—
Mead Johnson Nutrition Co.	07/27/15	Credit Suisse Securities (Europe) Limited	1,061,210	4,136
Mediaset SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,869,395	—
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	994,387	—
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,813,084	—
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	1,899,812	—
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	1,558,420	—
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,601,592	—
Royal Bank of Scotland Group	04/04/19	Credit Suisse Securities (Europe) Limited	5,224,939	213,789
Royal Dutch Shell PLC	12/28/15	Credit Suisse Securities (Europe) Limited	4,157,951	—
RWE	12/24/15	Credit Suisse Securities (Europe) Limited	3,020,324	—
SabMiller PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,517,958	—
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	4,867,086	212,162
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,963,844	—
Sanofi	12/28/15	Credit Suisse Securities (Europe) Limited	2,879,892	—
Sanofi	12/28/15	Morgan Stanley Capital Services LLC	4,269,539	531,494
Shire PLC	12/28/15	Morgan Stanley Capital Services LLC	3,766,853	103,770
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	4,391,487	2,475,936
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	915,298	—
Smith & Nephew PLC	12/28/15	Credit Suisse Securities (Europe) Limited	729,834	—
Societe Generale Paris	12/28/15	Credit Suisse Securities (Europe) Limited	3,859,824	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
STM IM	12/28/15	Credit Suisse Securities (Europe) Limited	$1,785,327	$—
TIM Participacoes SA ADR	07/27/15	Credit Suisse Securities (Europe) Limited	2,214,686	—
TSB Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	457,390	—
UBM PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,638,431	17,162
UniCredito	12/28/15	Credit Suisse Securities (Europe) Limited	2,356,528	—
Vinci SA	12/28/15	Credit Suisse Securities (Europe) Limited	8,406,403	—
Vodafone Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	9,396,122	—
Zalando SE	12/24/15	Credit Suisse Securities (Europe) Limited	38,561	—
Zurich Insurance Group AG	12/29/15	Credit Suisse Securities (Europe) Limited	1,866,847	—

Total Buys				$4,100,750

Sells
Abbvie, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	565,355	—
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,274,042	—
America Movil ADR	07/27/15	Credit Suisse Securities (Europe) Limited	304,366	—
AT&T, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	1,516,095	—
Banco Santander SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,385,619	—
Bovespa Index	10/15/14	Morgan Stanley Capital Services LLC	43	131,339
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	319,762	—
Casino Guichard Perrachon SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,360,363	—
Danone	12/28/15	Credit Suisse Securities (Europe) Limited	1,016,108	—
Deutsche Telekom AG	12/24/15	Credit Suisse Securities (Europe) Limited	645,262	—
Distribuidora Internacional	12/28/15	Credit Suisse Securities (Europe) Limited	832,914	—
Euro Stoxx SX7E	07/15/15	Credit Suisse Securities (Europe) Limited	1,718,159	(115,413)
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	1,209,756	—
Fiat SpA	02/09/15	Credit Suisse Securities (Europe) Limited	337,740	—
Heineken NV	12/28/15	Credit Suisse Securities (Europe) Limited	320,991	—
iBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank N.A	950,000	5,815
iBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank N.A	2,000,000	8,157
IBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank N.A	2,500,000	10,372
iBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank N.A	2,850,000	36,799
iBoxx Liquid Leverage Loans Index	12/22/14	JPMorgan Chase Bank N.A	2,500,000	23,524
iBoxx Liquid Leverage Loans Index	12/22/14	JPMorgan Chase Bank N.A	500,000	1,797

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
iBoxx Liquid Leverage Loans Index	12/22/14	JPMorgan Chase Bank N.A	$1,200,000	$988
Infineon Technologies AG	12/24/15	Credit Suisse Securities (Europe) Limited	858,412	—
iShares Russell 2000 ETF	12/22/15	Morgan Stanley Capital Services LLC	843,352	9,977
KOSPI2 Index	12/11/14	Morgan Stanley Capital Services LLC	214	622,528
Legal & General Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	961,661	—
MSCI Daily World Gross Airlines	07/31/15	JPMorgan Chase Bank N.A	4,311	1,543
Nestle SA	12/29/15	Credit Suisse Securities (Europe) Limited	68,432	—
Pernod Ricard	12/28/15	Credit Suisse Securities (Europe) Limited	494,544	—
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	962,399	—
Sainbury PLC	12/28/15	Credit Suisse Securities (Europe) Limited	724,762	—
SAP AG	12/24/15	Credit Suisse Securities (Europe) Limited	95,415	—
SPDR S&P 500 ETF Trust	12/22/15	Morgan Stanley Capital Services LLC	857,068	(93,136)
Technip SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,189,539	—
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	356,595	—
Telefonica Brasil	07/27/15	Credit Suisse Securities (Europe) Limited	237,892	(2,353)
Telefonica SA	12/28/15	Credit Suisse Securities (Europe) Limited	750,639	—
Telenor ASA	12/29/15	Credit Suisse Securities (Europe) Limited	346,841	—
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	390,858	—
Texas Instruments, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	972,876	—
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	796,320	—
Unilever PLC	12/28/15	Credit Suisse Securities (Europe) Limited	432,897	—
Veolia Environment SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,014,997	—
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,412,841	—
WPP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	963,341	—

Total Sells				$641,937

Total OTC Total Return Swaps Outstanding				$4,742,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2014

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.000%	12/19/16	Credit Suisse (USA) Securities LLC	46,592,000 USD	$10,063	$(6,759)	$16,822
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	6,923,000 USD	9,062	—	9,062
Receives	Three-Month Libor	2.250%	12/17/19	Credit Suisse (USA) Securities LLC	22,187,000 USD	(194,033)	(150,095)	(43,938)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	8,180,000 USD	86,578	—	86,578
Pays	Three-Month Libor	3.500%	12/19/44	Credit Suisse (USA) Securities LLC	4,033,000 USD	219,195	139,052	80,143
Pays	Three-Month Libor	3.000%	12/17/24	Credit Suisse (USA) Securities LLC	3,780,000 USD	90,099	58,234	31,865

Total Centrally Cleared Interest Rate Swaps Outstanding						$220,964	$40,432	$180,532

OTC Interest Rate Swap Outstanding at September 30, 2014

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	11.045%	01/02/17	JPMorgan Chase Bank, N.A.	6,898,355 BRL	$(54,214)	$—	$(54,214)

Total OTC Interest Rate Swap Outstanding						$(54,214)	$—	$(54,214)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Abbreviation Legend:
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BRL-CDI	Brazil Interbank Deposit Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
Euronext	Euronext Paris
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
SPDR	Standard and Poor’s Depository Receipt
Currency Legend:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2014 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 70.8%
COMMON STOCK — 41.4%
Belgium — 0.2%
Consumer Products — 0.1%
Anheuser-Busch InBev NV	1,630	$181,419

Insurance — 0.1%
Ageas	15,120	501,973

Total Belgium		683,392

Bermuda — 0.7%
Insurance — 0.3%
Aspen Insurance Holdings Ltd. (a)	13,200	564,564
Assured Guaranty Ltd. (a)	43,900	972,824
Blue Capital Reinsurance Holdings Ltd. (a)	1,200	21,228
Third Point Reinsurance Ltd. (a),(c)	600	8,730

		1,567,346

Oil, Gas & Coal — 0.1%
Kosmos Energy Ltd. (a),(c)	1,900	18,924
Nabors Industries Ltd. (a)	11,400	259,464
Seadrill Ltd. (a)	2,800	74,928

		353,316

Semiconductors — 0.0%
Marvell Technology Group Ltd. (a)	2,100	28,308

Technology Services — 0.0%
Genpact Ltd. (a),(c)	10,400	169,728

Transportation & Logistics — 0.3%
Golar LNG Ltd.	6,293	417,855
Knightsbridge Tankers Ltd. (a)	1,100	9,735
Teekay Corp. (a)	10,900	723,324

		1,150,914

Total Bermuda		3,269,612

Brazil — 0.1%
Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	8,638	92,945

Utilities — 0.1%
Cia Energetica de Minas Gerais ADR (a)	28,400	176,932

Total Brazil		269,877

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Canada — 0.5%
Automotive — 0.0%
Magna International, Inc.	400	$37,964

Banking — 0.0%
Bank of Nova Scotia (The)	1,100	68,035
Royal Bank of Canada (b)	800	57,160

		125,195

Chemicals — 0.0%
Methanex Corp. (a)	100	6,680

Consumer Products — 0.0%
Cott Corp. (a),(b)	4,900	33,663
SunOpta, Inc. (a),(c)	200	2,414

		36,077

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a),(c)	3,800	38,570

Forest & Paper Products — 0.0%
Mercer International, Inc. (a),(b),(c)	4,300	41,925

Gaming, Lodging & Restaurants — 0.0%
Tim Hortons, Inc.	100	7,881

Hardware — 0.0%
Dragonwave, Inc. (a),(c)	300	369
Sierra Wireless, Inc. (a),(b),(c)	600	16,044

		16,413

Media — 0.0%
Points International Ltd. (a),(c)	100	1,742

Metals & Mining — 0.1%
Alexco Resource Corp. (a),(c)	100	67
Cameco Corp. (b)	800	14,128
Dominion Diamond Corp. (a),(b),(c)	7,300	103,952
IAMGOLD Corp. (a)	16,700	46,092
Kinross Gold Corp. (a),(b),(c)	75,500	249,150
MFC Industrial Ltd. (a)	700	4,977
Nevsun Resources Ltd. (a)	2,000	7,220
New Gold, Inc. (a),(c)	500	2,525
Taseko Mines Ltd. (a),(c)	600	1,020

		429,131

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(b),(c)	5,600	$28,504
Gran Tierra Energy, Inc. (a),(b),(c)	4,600	25,484
Precision Drilling Corp. (a)	4,900	52,871
TransGlobe Energy Corp. (a),(b)	2,100	12,768

		119,627

Renewable Energy — 0.2%
Canadian Solar, Inc. (a),(b),(c)	27,300	976,521

Retail Discretionary — 0.1%
Lululemon Athletica, Inc. (a),(b),(c)	3,200	134,432

Utilities — 0.0%
TransAlta Corp. (a)	100	1,050

Waste & Environmental Service Equipment & Facility — 0.1%
Progressive Waste Solutions Ltd. (a),(b)	6,400	164,928

Total Canada		2,138,136

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR (a)	100	2,614

Real Estate — 0.0%
Parque Arauco SA	37,738	72,552

Total Chile		75,166

China — 0.7%
Automotive — 0.0%
China Automotive Systems, Inc. (a)	1,900	17,442

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (a),(c)	500	2,405

Chemicals — 0.0%
Gulf Resources, Inc. (a),(c)	300	429

Commercial Services — 0.0%
51job, Inc. ADR (a),(c)	100	2,993

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR (a),(c)	3,500	81,200
TAL Education Group ADR (a),(c)	300	10,482

		91,682

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Design Manufacturing & Distribution — 0.0%
Nam Tai Property, Inc. (a)	500	$3,035

Health Care Facilities/Services — 0.1%
WuXi PharmaTech Cayman, Inc. ADR (a),(c)	6,100	213,622

Insurance — 0.0%
CNINSURE, Inc. ADR (a),(c)	1,900	10,450

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a),(c)	400	8,996

Media — 0.3%
Ctrip.com International Ltd. ADR (a),(c)	800	45,408
Phoenix New Media Ltd. ADR (a),(c)	300	2,805
Qihoo 360 Technology Co. Ltd. ADR (c),(d)	5,028	339,239
Sohu.com, Inc. (a),(c)	300	15,069
Tencent Holdings Ltd.	69,200	1,029,331
Zhaopin Ltd. ADR (a),(c)	2,900	37,613

		1,469,465

Passenger Transportation — 0.0%
Guangshen Railway Co. Ltd. ADR (a)	200	3,932

Real Estate — 0.0%
E-House China Holdings Ltd. ADR (a)	4,200	39,984
Xinyuan Real Estate Co. ADR (a)	3,200	9,408

		49,392

Renewable Energy — 0.1%
JA Solar Holdings Co. Ltd. ADR (a),(c)	19,300	178,525
Trina Solar Ltd. ADR (a),(c)	8,000	96,560

		275,085

Retail Discretionary — 0.2%
Alibaba Group Holdings ADR (c),(d)	8,272	734,967

Software — 0.0%
Changyou.com Ltd. ADR (a),(c)	900	21,537
Perfect World Co. Ltd. ADR (a)	6,400	126,016

		147,553

Telecommunication — 0.0%
21Vianet Group, Inc. ADR (a),(c)	200	3,600

Total China		3,035,048

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	2,794	$46,851

Total Colombia		46,851

Denmark — 0.0%
Commercial Services — 0.0%
ISS A/S (c)	8,047	218,190

Total Denmark		218,190

France — 0.2%
Banking — 0.2%
BNP Paribas SA	4,656	308,858
Credit Agricole SA	28,461	429,395
Societe Generale SA	7,065	360,686

Total France		1,098,939

Germany — 0.4%
Automotive — 0.0%
Volkswagen AG (b)	247	51,257

Health Care Facilities/Services — 0.4%
Fresenius SE & Co. KGaA	33,059	1,636,595

Real Estate — 0.0%
Deutsche Wohnen AG	3,314	70,823
LEG Immobilien AG	1,773	122,875

		193,698

Retail Discretionary — 0.0%
Zalando SE	694	18,846

Total Germany		1,900,396

Greece — 0.1%
Real Estate — 0.1%
Eurobank Properties Real Estate Investment Co.	26,265	298,566

Transportation & Logistics — 0.0%
Costamare, Inc. (a)	5,000	109,800
Diana Shipping, Inc. (a),(c)	1,800	16,092
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (a)	100	271
Safe Bulkers, Inc. (a)	1,800	11,988
StealthGas, Inc. (a),(c)	1,500	13,665
Tsakos Energy Navigation Ltd. (a)	1,500	9,570

		161,386

Total Greece		459,952

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Hong Kong — 0.2%
Institutional Financial Service — 0.1%
Hong Kong Exchanges and Clearing Ltd.	16,100	$346,887

Insurance — 0.1%
AIA Group Ltd.	67,400	348,508

Total Hong Kong		695,395

Ireland — 3.6%
Asset Management — 0.1%
Henderson Group PLC	151,872	499,308

Biotechnology & Pharmaceuticals — 3.1%
Endo International PLC (c),(d),(e)	16,046	1,096,584
Mallinckrodt PLC (a),(b),(c),(d),(e)	61,339	5,529,711
Shire PLC ADR (d)	30,407	7,876,933

		14,503,228

Electrical Equipment — 0.3%
Allegion PLC (a)	7,477	356,204
Ingersoll-Rand PLC	16,491	929,433

		1,285,637

Hardware — 0.0%
Seagate Technology PLC (a)	2,800	160,356

Medical Equipment/Devices — 0.0%
Covidien PLC	1,100	95,161

Real Estate — 0.1%
Hibernia REIT PLC (c)	213,426	310,003

Software — 0.0%
King Digital Entertainment PLC (a)	1,700	21,590

Total Ireland		16,875,283

Israel — 0.1%
Biotechnology & Pharmaceutical — 0.1%
Teva Pharmaceutical Industries Ltd. ADR (e)	6,897	370,714

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(c)	5,200	81,016

Hardware — 0.0%
Ceragon Networks Ltd. (a),(c)	300	714
Radware Ltd. (a),(c)	400	7,064

		7,778

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (c)	200	$2,004

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a),(c)	600	6,480
Tower Semiconductor Ltd. (a),(c)	2,600	26,442

		32,922

Software — 0.0%
Cimatron Ltd. (a),(c)	200	1,206
Sapiens International Corp. NV (a),(c)	100	740

		1,946

Technology Services — 0.0%
Clicksoftware Technologies Ltd. (a)	100	803
Magic Software Enterprises Ltd. (a)	600	4,158

		4,961

Total Israel		501,341

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (c)	70,755	389,462

Banking — 0.3%
Banca Generali SpA	10,663	281,883
Banca Popolare dell’Emilia Romagna (c),(e)	72,414	576,214
FinecoBank SpA (c)	58,471	312,984

		1,171,081

Home & Office Products — 0.0%
De’Longhi SpA	3,344	67,325

Technology Services — 0.0%
Cerved Information Solutions SpA (c)	16,003	98,718

Total Italy		1,726,586

Japan — 1.9%
Automotive — 0.3%
Aisin Seiki Co. Ltd.	500	18,030
Honda Motor Co. Ltd.	200	6,929
Isuzu Motors Ltd.	28,000	395,715
Mazda Motor Corp.	48,100	1,205,625
Toyota Motor Corp.	300	17,679

		1,643,978

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Banking — 0.2%
Mitsubishi UFJ Financial Group, Inc.	52,700	$298,013
Mizuho Financial Group, Inc.	5,300	9,467
Shinsei Bank Ltd.	202,000	432,824
Sumitomo Mitsui Financial Group, Inc.	200	8,153
Sumitomo Mitsui Financial Group, Inc. ADR (b)	1,400	11,480

		759,937

Chemicals — 0.1%
Nitto Denko Corp. (d)	4,600	252,282

Distributors—Consumer Staples — 0.1%
Mitsubishi Corp.	28,700	587,738

Electrical Equipment — 0.4%
Hitachi Ltd.	45,000	343,629
Mitsubishi Heavy Industries Ltd.	215,000	1,383,214

		1,726,843

Industrial Services — 0.1%
Sumitomo Corp. (d)	38,600	426,034

Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc.	1,000	7,922

Insurance — 0.1%
T&D Holdings, Inc.	26,300	337,757
Tokio Marine Holdings, Inc.	9,200	285,416

		623,173

Iron & Steel — 0.0%
Nippon Steel & Sumitomo Metal Corp.	86,000	223,165

Machinery — 0.2%
Komatsu Ltd.	18,600	430,170
Kubota Corp. (d)	44,786	707,470

		1,137,640

Oil, Gas & Coal — 0.1%
ITOCHU Corp.	29,100	355,541

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	800	21,883

Real Estate — 0.2%
Industrial & Infrastructure Fund Investment Corp.	43	356,390
Mitsubishi Estate Co. Ltd.	3,000	67,522
Mitsui Fudosan Co. Ltd.	10,800	330,819

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Sumitomo Realty & Development Co. Ltd.	2,000	$71,165

		825,896

Retail—Consumer Staples — 0.1%
Seven & I Holdings Co. Ltd.	7,200	279,269

Total Japan		8,871,301

Luxembourg — 0.1%
Chemicals — 0.0%
Orion Engineered Carbons SA (a),(c)	200	3,524

Real Estate — 0.1%
GAGFAH SA (c)	11,943	222,498

Total Luxembourg		226,022

Mexico — 0.1%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	1,908	12,186

Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (c)	47,913	129,678

Real Estate — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	31,553	67,544
Mexico Real Estate Management SA de CV	5,968	10,509
Prologis Property Mexico SA de CV	111,289	234,005

		312,058

Retail Discretionary — 0.0%
Grupo Sanborns SA de CV	4,245	7,128

Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (c)	24,882	45,649

Total Mexico		506,699

Netherlands — 1.1%
Banking — 0.5%
ING Groep NV CVA (c)	169,160	2,416,467

Engineering & Construction Services — 0.0%
Chicago Bridge & Iron Co. NV (a)	2,100	121,485

Insurance — 0.3%
Aegon NV REG S (a)	12,368	101,665
Delta Lloyd NV (a)	33,235	801,560
NN Group NV (c)	14,431	418,767

		1,321,992

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Media — 0.0%
Ziggo NV	2,581	$120,911

Metals & Mining — 0.0%
Constellium NV A Shares (a),(c)	2,200	54,142

Software — 0.0%
AVG Technologies NV (a),(c)	5,200	86,216

Specialty Finance — 0.3%
AerCap Holdings NV (a),(c)	26,193	1,071,294

Total Netherlands		5,192,507

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (c)	16,796	430,992

Total Poland		430,992

Portugal — 0.0%
Telecommunication — 0.0%
Portugal Telecom SGPS SA ADR (a)	2,900	6,061

Total Portugal		6,061

Puerto Rico — 0.0%
Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a),(c)	2,500	49,750

Total Puerto Rico		49,750

Republic of Korea — 0.1%
Automotive — 0.0%
Hyundai Motor Co.	266	48,020

Hardware — 0.1%
Samsung Electronics Co. Ltd.	119	133,519

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(c)	1,600	18,720
SK Hynix, Inc.	1,089	48,245

		66,965

Total Republic of Korea		248,504

Singapore — 0.1%
Design Manufacturing & Distribution — 0.1%
Flextronics International Ltd. (a),(b),(c)	39,200	404,544

Machinery — 0.0%
China Yuchai International Ltd. (a)	1,400	25,956

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.0%
Ascendas Real Estate Investment Trust	3,000	$5,291
CapitaCommercial Trust	11,000	13,753
CapitaMall Trust	3,000	4,492
CDL Hospitality Trusts	4,000	5,236
Mapletree Logistics Trust	7,000	6,338
Suntec Real Estate Investment Trust	4,000	5,519

		40,629

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(c)	12,700	180,721

Total Singapore		651,850

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (a)	11,600	45,240
Harmony Gold Mining Co. Ltd. ADR (a)	10,200	22,032

		67,272

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(c)	11,500	138,575

Total South Africa		205,847

Spain — 0.0%
Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR (a)	500	17,565

Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA	636	12,564

Total Spain		30,129

Sweden — 0.0%
Telecommunication — 0.0%
Com Hem Holding AB (c)	8,099	58,980

Total Sweden		58,980

Switzerland — 1.4%
Asset Management — 0.1%
Julius Baer Group Ltd. (a)	6,463	290,080

Biotechnology & Pharmaceutical — 0.7%
Roche Holding AG (b),(e)	10,374	3,076,233

Electrical Equipment — 0.2%
Tyco International Ltd.	21,134	941,942

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Institutional Financial Service — 0.3%
Credit Suisse Group AG (e)	10,209	$283,055
UBS AG	67,206	1,172,779

		1,455,834

Retail Discretionary — 0.0%
Dufry AG (c)	765	116,669

Specialty Finance — 0.0%
Cembra Money Bank AG	2,080	118,739

Transportation & Logistics — 0.1%
Flughafen Zuerich AG	464	291,367

Total Switzerland		6,290,864

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd. (a)	1,700	38,454
Silicon Motion Technology Corp. ADR (a)	2,500	67,350

Total Taiwan		105,804

United Kingdom — 1.1%
Automotive — 0.0%
Delphi Automotive PLC	100	6,134

Banking — 0.1%
Standard Chartered PLC	14,723	272,217

Biotechnology & Pharmaceuticals — 0.1%
AstraZeneca PLC	2,000	144,007
GlaxoSmithKline PLC ADR (a),(b)	12,900	593,013

		737,020

Commercial Services — 0.0%
SSP Group PLC (c)	11,730	49,385

Insurance — 0.1%
St James’s Place PLC	39,832	471,388

Media — 0.6%
Liberty Global PLC (c),(d)	66,765	2,738,366

Oil, Gas & Coal — 0.0%
BP PLC ADR	2,100	92,295

Passenger Transportation — 0.0%
International Consolidated Airlines Group SA (c)	1,354	8,058

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (a)	21,034	$372,364

Telecommunication — 0.1%
Vodafone Group PLC ADR (a),(b)	16,800	552,552

Transportation & Logistics — 0.0%
Navigator Holdings Ltd. (a),(c)	100	2,783

Total United Kingdom		5,302,562

United States — 28.2%
Aerospace & Defense — 0.5%
Aerovironment, Inc. (a),(c)	400	12,028
Alliant Techsystems, Inc. (a),(b)	7,000	893,480
Ducommun, Inc. (a),(c)	100	2,741
Exelis, Inc. (a),(b)	28,900	478,006
Hexcel Corp. (a),(c)	1,000	39,700
Huntington Ingalls Industries, Inc. (a)	200	20,842
L-3 Communications Holdings, Inc. (b)	400	47,568
Orbital Sciences Corp. (a),(c)	6,800	189,040
Rockwell Collins, Inc.	100	7,850
Spirit Aerosystems Holdings, Inc. A Shares (a),(b),(c)	7,500	285,450
Textron, Inc.	300	10,797
TransDigm Group, Inc. (b)	600	110,598

		2,098,100

Apparel & Textile Products — 0.0%
Michael Kors Holdings Ltd. (c)	700	49,973
Perry Ellis International, Inc. (a),(c)	800	16,280
Skechers U.S.A., Inc. A Shares (b),(c)	300	15,993

		82,246

Asset Management — 0.9%
American Capital Ltd. (b),(c)	54,300	768,888
Apollo Investment Corp. (a)	26,000	212,420
Ares Capital Corp. (a),(b)	39,600	639,936
BlackRock Kelso Capital Corp. (a),(b)	18,900	161,406
Caesars Acquisition Co. A Shares (a),(c)	1,200	11,364
Calamos Asset Management, Inc. A Shares (a)	500	5,635
Carlyle Group LP (The) (b)	3,482	106,062
Charles Schwab Corp. (The)	38,312	1,125,989
Fidus Investment Corp. (a)	200	3,302
Fifth Street Finance Corp. (a)	700	6,426
Garrison Capital, Inc. (a),(b)	1,900	27,493
Gladstone Capital Corp. (a),(b)	5,300	46,481
Gladstone Investment Corp. (a)	5,500	39,105

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Horizon Technology Finance Corp. (a)	1,500	$20,190
KCAP Financial, Inc. (a)	9,800	81,438
Legg Mason, Inc. (a)	6,100	312,076
Medallion Financial Corp. (a),(b)	2,100	24,486
Oha Investment Corp. (a),(b)	2,900	17,922
PennantPark Floating Rate Capital Ltd. (a)	200	2,756
PennantPark Investment Corp. (a),(b)	33,900	369,849
Solar Capital Ltd. (a)	11,800	220,424
Solar Senior Capital Ltd. (a)	2,400	36,936
TICC Capital Corp. (a),(b)	12,200	107,726
WhiteHorse Finance, Inc. (a),(b)	1,100	14,575

		4,362,885

Automotive — 0.1%
BorgWarner, Inc. (b),(e)	5,770	303,560
Fuel Systems Solutions, Inc. (a),(c)	100	891
Gentherm, Inc. (a),(b),(c)	400	16,892
Methode Electronics, Inc. (a)	100	3,687
Modine Manufacturing Co. (a),(c)	400	4,748
Motorcar Parts of America, Inc. (a),(c)	700	19,047
Tesla Motors, Inc. (c)	200	48,536
Tower International, Inc. (a),(b),(c)	4,000	100,760

		498,121

Banking — 1.9%
Arrow Financial Corp. (a),(b)	102	2,557
Bancorp, Inc. (a),(c)	700	6,013
Bank Mutual Corp. (a),(b)	1,900	12,179
BankUnited, Inc. (b)	19,600	597,604
Beneficial Mutual Bancorp, Inc. (c)	19,500	249,210
Blue Hills Bancorp, Inc. (a),(b),(c)	6,600	86,592
Boston Private Financial Holdings, Inc. (a)	100	1,239
Centerstate Banks, Inc. (a)	1,800	18,630
Central Pacific Financial Corp. (a)	1,300	23,309
Charter Financial Corp. (a)	3,200	34,240
Chemical Financial Corp. (a),(b)	2,600	69,914
Citigroup, Inc. (a),(b)	43,175	2,237,329
ConnectOne Bancorp, Inc. (a)	477	9,087
Dime Community Bancshares, Inc. (a)	300	4,320
EverBank Financial Corp.	23,200	409,712
Farmers Capital Bank Corp. (a),(c)	100	2,253
Financial Institutions, Inc. (a)	200	4,496
First Busey Corp. (a)	200	1,114
First Citizens BancShares, Inc. A Shares (b)	2,700	584,901
First Financial Bancorp (a)	300	4,749
First Financial Northwest, Inc. (a)	200	2,042

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
First Interstate Bancsystem, Inc. (a)	2,700	$71,739
First Republic Bank (b)	5,000	246,900
First Security Group, Inc. (a),(c)	1,400	2,772
Franklin Financial Corp. (a),(c)	400	7,444
Fulton Financial Corp. (a),(b)	2,300	25,484
HomeTrust Bancshares, Inc. (a),(c)	200	2,922
Independent Bank Corp. (a)	1,400	16,688
JPMorgan Chase & Co. (b)	2,452	147,708
KeyCorp (a),(b)	2,800	37,324
Meridian Bancorp, Inc. (a),(b),(c)	12,800	135,168
National Bankshares, Inc. (a)	200	5,552
Old National Bancorp (a),(b)	4,400	57,068
Oritani Financial Corp. (a)	1,200	16,908
Pacific Premier Bancorp, Inc. (a),(c)	100	1,405
PNC Financial Services Group, Inc. (The) (a),(b)	14,400	1,232,352
PrivateBancorp, Inc.	200	5,982
Provident Financial Holdings, Inc. (a)	200	2,918
Seacoast Banking Corp. of Florida (a),(c)	200	2,186
Stock Yards Bancorp, Inc. (a)	100	3,010
Sun Bancorp, Inc. (a),(c)	20	362
Susquehanna Bancshares, Inc. (a)	200	2,000
TCF Financial Corp. (a),(b)	1,200	18,636
Towne Bank (a),(b)	1,100	14,938
Trico Bancshares (a)	200	4,524
Tristate Capital Holdings, Inc. (a),(b),(c)	3,000	27,210
TrustCo Bank Corp. (a)	1,200	7,728
Trustmark Corp. (a)	600	13,821
United Community Financial Corp. (a)	100	468
Wells Fargo & Co. (a)	29,048	1,506,720
Westfield Financial, Inc. (a)	1,300	9,178
Wilshire Bancorp, Inc. (a)	500	4,615
Yadkin Financial Corp. (a),(c)	300	5,448
Zions BanCorp. (b)	24,800	720,688

		8,719,356

Biotechnology & Pharmaceuticals — 5.4%
AbbVie, Inc. (d)	53,769	3,105,697
Achillion Pharmaceuticals, Inc. (a),(b),(c)	3,300	32,934
Actavis PLC (a),(c),(d),(e)	10,590	2,555,155
Albany Molecular Research, Inc. (a),(c)	900	19,863
Alexion Pharmaceuticals, Inc. (b),(c),(d),(e)	12,500	2,072,750
Allergan, Inc. (a),(b),(e)	16,504	2,940,848
AMAG Pharmaceuticals, Inc. (a),(c)	100	3,191
Amicus Therapeutics, Inc. (a),(b),(c)	2,500	14,875
ArQule, Inc. (a),(c)	1,000	1,120
BioCryst Pharmaceuticals, Inc. (a),(c)	1,300	12,714

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Biogen Idec, Inc. (b),(c),(e)	6,102	$2,018,603
Cambrex Corp. (a),(c)	1,000	18,680
Cubist Pharmaceuticals, Inc. (a),(b),(c),(d),(e)	26,600	1,764,644
Depomed, Inc. (a),(b),(c)	7,100	107,849
Dyax Corp. (a),(b),(c)	10,300	104,236
Enzon Pharmaceuticals, Inc. (a)	100	108
Gilead Sciences, Inc. (c)	167	17,777
Incyte Corp. Ltd. (a),(b),(c)	7,100	348,255
Lannett Co., Inc. (a),(c)	100	4,568
Medivation, Inc. (a),(b),(c),(d),(e)	18,500	1,829,095
Merrimack Pharmaceuticals, Inc. (c)	1,300	11,414
Mylan, Inc. (b),(c),(d),(e)	44,600	2,028,854
Neurocrine Biosciences, Inc. (a),(c)	100	1,567
Omega Protein Corp. (a),(c)	1,700	21,250
Omeros Corp. (a),(c)	600	7,632
Pacira Pharmaceuticals, Inc. (c)	500	48,460
Pfizer, Inc. (b)	2,481	73,363
Rigel Pharmaceuticals, Inc. (a),(b),(c)	2,600	5,044
Salix Pharmaceuticals Ltd. (b),(c),(d),(e)	28,888	4,513,461
Sciclone Pharmaceuticals, Inc. (a),(b),(c)	3,900	26,871
Sunesis Pharmaceuticals, Inc. (a),(b),(c)	3,700	26,418
Targacept, Inc. (a),(b),(c)	3,200	8,096
Valeant Pharmaceuticals International, Inc. (b),(c)	9,624	1,262,669
Vical, Inc. (a),(c)	300	336
Ziopharm Oncology, Inc. (a),(c)	100	264

		25,008,661

Chemicals — 0.1%
Ferro Corp. (a),(c)	600	8,694
FMC Corp. (a),(b)	4,900	280,231
Intrepid Potash, Inc. (a),(b),(c)	6,200	95,790
OM Group, Inc. (a),(b)	1,800	46,710
Rockwood Holdings, Inc. (a)	1,900	145,255

		576,680

Commercial Services — 0.1%
AMN Healthcare Services, Inc. (a),(c)	400	6,280
ARC Document Solutions, Inc. (a),(c)	800	6,480
Barrett Business Services, Inc.	200	7,898
Collectors Universe (a)	800	17,600
Computer Task Group, Inc. (a),(b)	1,900	21,090
Courier Corp. (a)	100	1,232
CRA International, Inc. (a),(b),(c)	1,700	43,231
Hackett Group, Inc. (The) (a)	200	1,192
Heidrick & Struggles International, Inc. (a)	100	2,054
Insperity, Inc. (a)	300	8,202

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Intersections, Inc. (a),(b)	1,300	$4,992
Manpowergroup, Inc. (b)	1,000	70,100
Navigant Consulting, Inc. (a),(c)	300	4,173
On Assignment, Inc. (b),(c)	100	2,685
PRGX Global, Inc. (a),(c)	1,700	9,962
Resources Connection, Inc. (a)	100	1,394
ServiceMaster Global Holdings, Inc. (a),(b),(c)	2,300	55,660
TrueBlue, Inc. (a),(b),(c)	1,200	30,312
Vectrus, Inc. (c)	1,605	31,346

		325,883

Construction Materials — 0.0%
Headwaters, Inc. (a),(b),(c)	500	6,270

Consumer Products — 0.2%
Central Garden and Pet Co. A Shares (a),(c)	200	1,608
Chiquita Brands International, Inc. (a),(b),(c)	900	12,780
Coca-Cola Enterprises, Inc.	2,562	113,650
Female Health Co. (The) (a)	200	698
Herbalife Ltd. (a),(b)	400	17,500
Inventure Foods, Inc. (a),(b),(c)	700	9,072
Molson Coors Brewing Co. Class B	758	56,426
Mondelez International, Inc. (b)	8,831	302,594
Monster Beverage Corp. (a),(b),(c)	300	27,501
Philip Morris International, Inc.	2,200	183,480
Vector Group Ltd. (a),(b)	3,850	85,393

		810,702

Consumer Services — 0.0%
American Public Education, Inc. (a),(c)	700	18,893
Bridgepoint Education, Inc. (a),(c)	1,000	11,160
Corinthian Colleges, Inc. (a),(c)	200	22
Regis Corp. (a)	900	14,364

		44,439

Containers & Packaging — 0.1%
Berry Plastics Group, Inc. (a),(b),(c)	16,700	421,508
Crown Holdings, Inc. (a),(b),(c)	700	31,164
Graphic Packaging Holding Co. (a),(c)	600	7,458

		460,130

Design Manufacturing & Distribution — 0.0%
Anixter International, Inc. (b)	100	8,484
Plexus Corp. (a),(c)	600	22,158

		30,642

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Distributors — 0.0%
Insight Enterprises, Inc. (a),(c)	500	$11,315
Tech Data Corp. (a),(c)	100	5,886

		17,201

Electrical Equipment — 0.1%
Argan, Inc. (a)	100	3,338
Checkpoint Systems, Inc. (a),(c)	1,100	13,453
China Recycling Energy Corp. (a),(c)	400	492
General Electric Co.	11,238	287,918
Houston Wire & Cable Co. (a)	100	1,198
Itron, Inc. (a),(c)	400	15,724
Lennox International, Inc. (a),(b)	500	38,435
OSI Systems, Inc. (a),(c)	100	6,348
Rockwell Automation, Inc.	300	32,964

		399,870

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (a),(b),(c)	9,700	327,375
Comfort Systems USA, Inc. (a)	100	1,355
Fluor Corp.	300	20,037
Jacobs Engineering Group, Inc. (a),(b),(c)	6,700	327,094
KBR, Inc. (a),(b)	24,500	461,335
MasTec, Inc. (a),(c)	300	9,186
Orion Marine Group, Inc. (a),(b),(c)	1,000	9,980
SBA Communications Corp. A Shares (a),(b),(c)	1,200	133,080
URS Corp. (a),(b)	3,800	218,918

		1,508,360

Gaming, Lodging & Restaurants — 0.5%
BJ’s Restaurants, Inc. (a),(c)	300	10,797
Bloomin’ Brands, Inc. (a),(b),(c)	11,700	214,578
Bravo Brio Restaurant Group, Inc. (a),(c)	2,000	25,940
Denny’s Corp. (a),(b),(c)	3,300	23,199
DineEquity, Inc. (a)	100	8,159
Einstein Noah Restaurant Group, Inc. (a)	2,100	42,336
Hyatt Hotels Corp. A Shares (a),(b),(c)	1,500	90,780
Isle of Capri Casinos, Inc. (a),(b),(c)	2,900	21,750
Las Vegas Sands Corp.	700	43,547
MGM Resorts International (a),(b),(c)	45,100	1,027,378
Morgans Hotel Group Co. (a),(b),(c)	4,800	38,736
Royal Caribbean Cruises Ltd. (a),(b)	800	53,832
Starbucks Corp.	400	30,184
Penn National Gaming, Inc. (a),(b),(c)	15,400	172,634
Popeyes Louisiana Kitchen, Inc. (a),(c)	100	4,050
Ruth’s Hospitality Group, Inc. (a),(b)	2,500	27,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Wynn Resorts Ltd. (a),(b)	3,000	$561,240

		2,396,740

Hardware — 1.2%
Apple, Inc. (a),(e)	38,599	3,888,849
CommScope Holding Co., Inc. (a),(b),(c)	12,600	301,266
Comtech Telecommunications Corp. (a),(b)	1,000	37,150
Daktronics, Inc. (a)	200	2,458
Dolby Laboratories, Inc. A Shares (a),(b),(c)	4,600	192,234
DTS, Inc. (a),(c)	300	7,575
Harmonic, Inc. (a),(c)	1,200	7,608
Hutchinson Technology, Inc. (a),(c)	400	1,464
Imation Corp. (a),(c)	900	2,655
Immersion Corp. (a),(b),(c)	1,200	10,296
Infinera Corp. (b),(c)	700	7,469
Juniper Networks, Inc. (a),(b)	23,300	516,095
Knowles Corp. (a),(c)	500	13,250
Mercury Systems, Inc. (a),(c)	100	1,101
NETGEAR, Inc. (a),(c)	100	3,125
PC-Tel, Inc. (a)	800	6,072
Pitney Bowes, Inc. (b)	700	17,493
QLogic Corp. (a),(b),(c)	12,200	111,752
Sanmina Corp. (a),(b),(c)	2,700	56,322
Skullcandy, Inc. (a),(c)	500	3,895
Telenav, Inc. (a),(b),(c)	400	2,680
VOXX International Corp. (a),(b),(c)	1,900	17,670
Westell Technologies, Inc. A Shares (a),(c)	100	184
Western Digital Corp. (a),(b)	2,100	204,372

		5,413,035

Health Care Facilities/Services — 2.5%
Amedisys, Inc. (a),(b),(c)	2,100	42,357
Brookdale Senior Living, Inc. (a),(c)	9	290
Catalent, Inc. (a),(b),(c)	5,600	140,168
Catamaran Corp. NPV (a),(c),(e)	61,400	2,588,010
Centene Corp. (c)	100	8,271
Digirad Corp. (a),(b)	2,000	7,860
Five Star Quality Care, Inc. (a),(c)	1,000	3,770
Genomic Health, Inc. (a),(b),(c)	400	11,324
HCA Holdings, Inc. (a),(b),(c),(e)	41,257	2,909,444
Health Net, Inc. (a),(b),(c)	9,900	456,489
HealthSouth Corp. (b)	300	11,070
Magellan Health Services, Inc. (a),(c)	200	10,946
McKesson Corp. (b),(d),(e)	11,700	2,277,639
Omnicare, Inc. (d)	16,071	1,000,580
PharMerica Corp. (a),(c)	200	4,886

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
RadNet, Inc. (a),(b),(c)	2,100	$13,902
Select Medical Holdings Corp. (a),(b)	4,800	57,744
Team Health Holdings, Inc. (a),(c)	100	5,799
Universal American Corp. (a),(c)	800	6,432
Universal Health Services, Inc. Class B (a),(b),(d),(e)	20,600	2,152,700

		11,709,681

Home & Office Products — 0.1%
ACCO Brands Corp. (a),(b),(c)	4,600	31,740
American Woodmark Corp. (a),(b),(c)	1,400	51,604
Blount International, Inc. (a),(c)	500	7,565
Masco Corp. (a),(b)	400	9,568
PGT, Inc. (a),(c)	100	932
Scotts Miracle-Gro Co. (The) A Shares (a),(b)	1,000	55,000
Select Comfort Corp. (a),(b),(c)	500	10,460
St Joe Co. (The) (a),(c)	200	3,986
Whirlpool Corp. (b),(e)	3,339	486,325

		657,180

Industrial Services — 0.2%
Furmanite Corp. (a),(b),(c)	800	5,408
HD Supply Holdings, Inc. (a),(b),(c)	27,200	741,472
United Rentals, Inc. (c)	900	99,990

		846,870

Institutional Financial Service — 0.2%
INTL. FCStone, Inc. (a),(c)	200	3,464
Investment Technology Group, Inc. (b),(c)	100	1,576
Northern Trust Corp. (b)	4,700	319,741
Piper Jaffray Cos. (a),(c)	100	5,224
Raymond James Financial, Inc.	6,400	342,912

		672,917

Insurance — 1.1%
Aflac, Inc.	100	5,825
Allstate Corp. (The) (a),(b)	4,600	282,302
American International Group, Inc. (a)	25,800	1,393,716
Ameriprise Financial, Inc. (b)	4,200	518,196
Employers Holdings, Inc. (a)	500	9,625
Genworth Financial, Inc. A Shares (a),(b),(c)	38,000	497,800
Hartford Financial Services Group, Inc.	20,500	763,625
Lincoln National Corp.	100	5,358
Mercury General Corp. (a)	200	9,762
OneBeacon Insurance Group Ltd. A Shares (a)	400	6,164
Primerica, Inc. (a),(b)	7,401	356,876
Principal Financial Group, Inc. (b)	6,800	356,796

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Progressive Corp. (The) (a),(b)	12,700	$321,056
Prudential Financial, Inc. (b)	3,600	316,584
RPX Corp. (a),(c)	900	12,357
Selective Insurance Group, Inc. (a)	100	2,214
United Insurance Holdings Corp. (a)	100	1,500
Voya Financial, Inc. (a)	600	23,460

		4,883,216

Iron & Steel — 0.0%
Nucor Corp. (b)	400	21,712
Steel Dynamics, Inc. (a),(b)	5,000	113,050
United States Steel Corp. (a)	100	3,917

		138,679

Machinery — 0.1%
AGCO Corp. (a),(b)	1,700	77,282
Federal Signal Corp. (a)	800	10,592
Intevac, Inc. (a),(b),(c)	400	2,668
Parker Hannifin Corp. (a),(b)	1,600	182,640
Regal-Beloit Corp. (a)	200	12,850
Rofin-Sinar Technologies, Inc. (a),(b),(c)	1,300	29,978

		316,010

Manufactured Goods — 0.1%
Aegion Corp. (a),(b),(c)	2,100	46,725
Timken Co. (a),(b)	7,500	317,925

		364,650

Media — 3.7%
Alliance Data Systems Corp. (c)	200	49,654
Blucora, Inc. (a),(b),(c)	500	7,620
Boingo Wireless, Inc. (a),(c)	2,800	19,964
Charter Communications, Inc. A Shares (b),(c),(d)	13,717	2,076,342
Clear Channel Outdoor Holdings, Inc. A Shares (a)	4,700	31,678
Comcast Corp. A Shares (b),(d),(e)	48,965	2,633,338
Conversant, Inc. (a),(b),(c)	3,800	130,150
Demand Media, Inc. (a),(c)	300	2,655
Dice Holdings, Inc. (a),(b),(c)	6,800	56,984
DIRECTV (c)	400	34,608
DISH Network Corp. A Shares (a),(b),(c)	15,500	1,000,990
EchoStar Corp. A Shares (a),(b),(c)	1,200	58,512
Eros International PLC (a),(c)	400	5,844
Facebook, Inc. A Shares (a),(b),(c),(e)	25,001	1,976,079
Google, Inc. A Shares (c)	151	88,850
Google, Inc. C Shares (c)	427	246,533
Harte-Hanks, Inc. (a),(b)	2,200	14,014

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Interpublic Group of Cos., Inc. (The) (a),(b)	400	$7,328
Journal Communications, Inc. A Shares (a),(b),(c)	3,100	26,133
Lamar Advertising Co. A Shares (a),(d)	65,846	3,242,915
Lee Enterprises, Inc. (a),(c)	100	338
Liberty Ventures (a),(c)	1,700	64,532
McClatchy Co. (The) A Shares (a),(c)	600	2,016
Monster Worldwide, Inc. (a),(c)	1,000	5,500
National CineMedia, Inc. (a)	600	8,706
New Media Investment Group, Inc.	200	3,326
News Corp. A Shares (a),(c)	3,100	50,685
Orbitz Worldwide, Inc. (a),(b),(c)	23,400	184,158
TechTarget, Inc. (a),(b),(c)	700	6,013
Time Warner Cable, Inc. (a),(b)	5,900	846,591
Time, Inc. (a),(b),(c)	3,900	91,377
Trulia, Inc. (a),(b),(c)	2,700	132,030
Twenty-First Century Fox, Inc. A Shares (d)	68,200	2,338,578
Twitter, Inc. (b),(c),(e)	9,477	488,824
Walt Disney Co. (The)	3,331	296,559
WebMD Health Corp. (a),(b),(c)	1,100	45,991
Yahoo!, Inc. (b),(c),(d)	17,792	725,024
Zillow, Inc. A Shares (b),(c)	100	11,599

		17,012,038

Medical Equipment/Devices — 2.0%
Affymetrix, Inc. (a),(c)	200	1,596
Agilent Technologies, Inc. (b),(e)	30,900	1,760,682
AngioDynamics, Inc. (a),(c)	500	6,860
Boston Scientific Corp. (a),(b),(c)	68,300	806,623
Bruker Corp. (a),(c)	300	5,555
CareFusion Corp. (b),(c)	200	9,050
CONMED Corp. (a)	500	18,420
CryoLife, Inc. (a)	400	3,948
Cyberonics, Inc. (a),(c)	300	15,348
Danaher Corp. (a),(b),(e)	28,300	2,150,234
Edwards Lifesciences Corp. (a),(b),(c)	5,100	520,965
Exactech, Inc. (a),(c)	200	4,578
Harvard Bioscience, Inc. (a),(c)	200	818
ICU Medical, Inc. (a),(c)	100	6,418
Intuitive Surgical, Inc. (a),(c),(e)	3,900	1,801,098
Luminex Corp. (a),(b),(c)	1,300	25,350
Masimo Corp. (a),(b),(c)	1,200	25,536
PerkinElmer, Inc. (b)	1,200	52,320
SurModics, Inc. (a),(c)	200	3,632
Thermo Fisher Scientific, Inc. (b),(e)	15,700	1,910,690
Waters Corp. (c),(e)	200	19,824

		9,149,545

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Metals & Mining — 0.0%
Century Aluminum Co. (a),(b),(c)	1,000	$25,970
US Silica Holdings, Inc. (a),(b)	400	25,004

		50,974

Oil, Gas & Coal — 1.3%
Abraxas Petroleum Corp. (a),(c)	300	1,584
Approach Resources, Inc. (a),(b),(c)	4,200	60,900
Athlon Energy, Inc. (a),(b),(c)	3,400	197,982
Bill Barrett Corp. (a),(b),(c)	800	17,632
Cheniere Energy, Inc. (a),(b),(c)	12,500	1,000,375
Clayton Williams Energy, Inc. (a),(b),(c)	1,200	115,740
Cloud Peak Energy, Inc. (a),(c)	800	10,096
CVR Energy, Inc. (a),(b)	8,000	357,840
Delek US Holdings, Inc. (a),(b)	4,800	158,976
Diamondback Energy, Inc. (a),(b),(c)	2,200	164,516
EnLink Midstream LLC (a),(b)	2,400	99,192
EQT Corp. (a)	4,300	393,622
Evolution Petroleum Corp. (a),(b)	400	3,672
Halcon Resources Corp. (a),(b),(c)	4,000	15,840
Kinder Morgan Management LLC (a),(b),(c)	1,300	122,395
Kodiak Oil & Gas Corp. (a),(b),(c)	42,200	572,654
Marathon Petroleum Corp. (a),(b)	4,900	414,883
Mitcham Industries, Inc. (a),(c)	200	2,210
Murphy Oil Corp. (a),(b)	1,100	62,601
Newfield Exploration Co. (a),(b),(c)	13,500	500,445
Southwestern Energy Co. (a),(b),(c)	22,600	789,870
Swift Energy Co. (a),(c)	100	960
Targa Resources Corp. (a),(b)	1,500	204,255
TransAtlantic Petroleum Ltd. (a),(c)	300	2,697
VAALCO Energy, Inc. (a),(c)	600	5,100
Warren Resources, Inc. (a),(b),(c)	7,200	38,160
Westmoreland Coal Co. (a),(b),(c)	2,100	78,561
Whiting Petroleum Corp. (a),(b),(c)	3,300	255,915
WPX Energy, Inc. (a),(c)	18,500	445,110

		6,093,783

Passenger Transportation — 0.2%
Alaska Air Group, Inc. (a),(b)	700	30,478
American Airlines Group, Inc. (a),(b)	20,900	741,532
Hawaiian Holdings, Inc. (a),(b),(c)	7,100	95,495
Southwest Airlines Co. (a),(b)	3,300	111,441

		978,946

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.4%
Agree Realty Corp. (a)	200	$5,476
American Residential Properties, Inc. (a),(b),(c)	4,100	75,194
Armada Hoffler Properties, Inc. (a),(b)	6,400	58,112
Crown Castle International Corp. (d)	4,913	395,644
FelCor Lodging Trust, Inc. (a)	200	1,872
Forest City Enterprises, Inc. A Shares (a),(b),(c)	30,100	588,756
Franklin Street Properties Corp. (a)	800	8,976
Geo Group, Inc. (The) (a)	100	3,822
Gladstone Commercial Corp. (a)	3,100	52,669
iStar Financial, Inc. (a),(c)	5,900	79,650
Kennedy-Wilson Holdings, Inc. (b)	16,800	402,528
Select Income REIT (a),(b)	2,300	55,315
Weyerhaeuser Co. (b)	7,700	245,322

		1,973,336

Real Estate Investment Trust (REIT) — 0.0%
American Tower Corp.	100	9,363

Recreation Facilities & Services — 0.0%
Carmike Cinemas, Inc. (a),(c)	1,100	34,078
Diamond Resorts International, Inc. (a),(b),(c)	4,400	100,144
SeaWorld Entertainment, Inc. (a),(b)	1,000	19,230
Town Sports International Holdings, Inc. (a)	200	1,340

		154,792

Renewable Energy — 0.2%
Ameresco, Inc. A Shares (a),(c)	100	685
Broadwind Energy, Inc. (a),(c)	200	1,498
First Solar, Inc. (a),(c)	700	46,067
Renewable Energy Group, Inc. (a),(c)	3,300	33,495
REX American Resources Corp. (a),(b),(c)	3,300	240,504
SolarCity Corp. (b),(c),(e)	7,142	425,663
SunEdison, Inc. (b),(c),(e)	11,264	212,665

		960,577

Retail—Consumer Staples — 0.5%
Big Lots, Inc. (a)	2,900	124,845
CVS Caremark Corp. (b)	3,179	253,017
Dollar General Corp. (c)	20,119	1,229,472
Dollar Tree, Inc. (a),(b),(c)	9,000	504,630
Pantry, Inc. (The) (a),(c)	1,600	32,368
Rite Aid Corp. (a),(b),(c)	60,500	292,820
TravelCenters of America LLC (a),(c)	1,900	18,772

		2,455,924

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Retail Discretionary — 1.1%
1-800-Flowers.com, Inc. A Shares (a),(c)	1,800	$12,942
Avis Budget Group, Inc. (a),(b),(c)	16,900	927,641
Burlington Stores, Inc. (a),(b),(c)	7,100	283,006
Citi Trends, Inc. (a),(b),(c)	2,900	64,090
Coach, Inc.	100	3,561
eBay, Inc. (c),(e)	5,748	325,509
Ezcorp, Inc. A Shares (a),(c)	2,200	21,802
Foot Locker, Inc. (a),(b)	7,700	428,505
GameStop Corp. A Shares (a)	1,000	41,200
GNC Holdings, Inc. A Shares (b)	1,901	73,645
Home Depot, Inc. (The) (b)	8,201	752,360
JC Penney Co., Inc. (a),(b),(c)	15,600	156,624
Kirkland’s, Inc. (a),(c)	400	6,444
L Brands, Inc. (a),(b)	7,400	495,652
Lowe’s Cos., Inc.	1,285	68,002
MarineMax, Inc. (a),(b),(c)	1,000	16,850
Netflix, Inc. (a),(c),(e)	1,079	486,823
New York & Co., Inc. (a),(c)	300	909
Overstock.com, Inc. (a),(b),(c)	500	8,430
Pep Boys-Manny Moe & Jack (The) (a),(c)	200	1,782
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b),(c)	4,900	579,033
United Online, Inc. (a),(b)	3,000	32,850
Williams-Sonoma, Inc.	890	59,247
Zumiez, Inc. (a),(c)	500	14,050

		4,860,957

Semiconductors — 1.0%
Alpha & Omega Semiconductor Ltd. (a),(c)	900	8,460
Analog Devices, Inc. (a),(b)	1,900	94,031
Applied Materials, Inc. (e)	11,197	241,967
Ceva, Inc. (a),(b),(c)	600	8,064
Diodes, Inc. (a),(c)	200	4,784
Entropic Communications, Inc. (a),(c)	400	1,064
Fairchild Semiconductor International, Inc. (a),(b),(c)	5,100	79,203
FormFactor, Inc. (a),(c)	800	5,736
GSI Technology, Inc. (a),(c)	418	2,261
Integrated Device Technology, Inc. (a),(b),(c)	6,000	95,700
Kemet Corp. (a),(c)	400	1,648
Lam Research Corp. (e)	4,850	362,295
Lattice Semiconductor Corp. (a),(b),(c)	2,800	21,000
Micron Technology, Inc. (a),(b),(c),(e)	39,762	1,362,246
OmniVision Technologies, Inc. (a),(b),(c)	4,700	124,362
Photronics, Inc. (a),(b),(c)	4,200	33,810
QUALCOMM, Inc.	2,846	212,796
RF Micro Devices, Inc. (a),(b),(c)	65,800	759,332

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Richardson Electronics Ltd. (a),(b)	1,000	$9,990
Rudolph Technologies, Inc. (a),(b),(c)	2,000	18,100
Sigma Designs, Inc. (a),(c)	1,800	7,758
Silicon Image, Inc. (a),(b),(c)	1,600	8,064
Silicon Laboratories, Inc. (a),(b),(c)	400	16,256
TriQuint Semiconductor, Inc. (a),(b),(c)	51,600	984,012
Ultratech, Inc. (a),(b),(c)	2,200	50,050
Veeco Instruments, Inc. (c)	600	20,970
Vitesse Semiconductor Corp. (a),(c)	300	1,080

		4,535,039

Software — 0.8%
Actuate Corp. (a),(c)	500	1,950
Acxiom Corp. (a),(b),(c)	2,300	38,065
Adobe Systems, Inc. (c)	100	6,919
Advent Software, Inc. (a),(b)	500	15,780
Agilysys, Inc. (a),(c)	300	3,519
Audience, Inc. (a),(c)	200	1,480
Autodesk, Inc. (a),(b),(c)	2,600	143,260
CA, Inc. (b)	200	5,588
Calix, Inc. (a),(c)	1,300	12,441
Carbonite, Inc. (a),(c)	1,000	10,240
Digi International, Inc. (a),(c)	400	3,000
Digital River, Inc. (a),(b),(c)	4,300	62,436
Ebix, Inc. (a),(b)	700	9,926
Electronic Arts, Inc. (a),(b),(c)	6,200	220,782
Envestnet, Inc. (a),(b),(c)	9,800	441,000
Informatica Corp. (a),(b),(c)	2,800	95,872
InnerWorkings, Inc. (a),(c)	200	1,618
Microsoft Corp. (b)	4,418	204,819
MicroStrategy, Inc. A Shares (a),(c)	100	13,084
NeuStar, Inc. A Shares (a),(b),(c)	5,800	144,014
Palo Alto Networks, Inc. (b),(c)	800	78,480
Progress Software Corp. (a),(c)	800	19,128
Quality Systems, Inc. (a)	2,200	30,294
RealNetworks, Inc. (a),(c)	500	3,475
Salesforce.com, Inc. (b),(c),(e)	8,548	491,766
Seachange International, Inc. (a),(c)	300	2,088
support.com, Inc. (a),(c)	1,300	2,808
Symantec Corp. (a),(b)	27,000	634,770
Synopsys, Inc. (a),(c)	600	23,817
Teradata Corp. (a),(b),(c)	9,200	385,664
VASCO Data Security International, Inc. (a),(c)	2,700	50,706
Veeva Systems, Inc. A Shares (a),(c)	600	16,902
VMware, Inc. A Shares (a),(b),(c)	6,400	600,576
Workday, Inc. A Shares (a),(c)	300	24,750

		3,801,017

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Specialty Finance — 0.3%
AG Mortgage Investment Trust, Inc. (a)	200	$3,560
American Capital Mortgage Investment Corp. (a),(b)	4,000	75,280
Apollo Commercial Real Estate Finance, Inc. (a)	5,500	86,405
Arbor Realty Trust, Inc. (a)	4,400	29,656
Arlington Asset Investment Corp. A Shares (a),(b)	9,400	238,854
Capstead Mortgage Corp. (a)	200	2,448
Cherry Hill Mortgage Investment Corp. (a)	2,000	37,400
Chimera Investment Corp. (a)	13,700	41,648
CIT Group, Inc.	4,329	198,961
Consumer Portfolio Services, Inc. (a),(c)	1,400	8,974
Dynex Capital, Inc. (a),(b)	1,100	8,888
Ellington Residential Mortgage REIT (a)	1,500	24,285
FleetCor Technologies, Inc. (c)	200	28,424
Global Cash Access Holdings, Inc. (a),(b),(c)	2,800	18,900
New Residential Investment Corp. (a),(b)	58,000	338,140
Visa, Inc. A Shares (e)	1,439	307,039
ZAIS Financial Corp. (a)	1,300	22,438

		1,471,300

Technology Services — 0.0%
Booz Allen Hamilton Holding Corp. (a),(b)	300	7,020
Broadridge Financial Solutions, Inc. (b)	100	4,163
Computer Sciences Corp.	200	12,230
ExlService Holdings, Inc. (a),(c)	200	4,882
IHS, Inc. A Shares (c)	100	12,519
Leidos Holdings, Inc. (a),(b)	2,700	92,691
ManTech International Corp. A Shares (a)	100	2,695
McGraw Hill Financial, Inc.	400	33,780
NIC, Inc. (a)	1,700	29,274
Perficient, Inc. (a),(c)	200	2,998

		202,252

Telecommunications — 0.8%
Akamai Technologies, Inc. (c)	400	23,920
AT&T, Inc. (e)	275	9,691
Consolidated Communications Holdings, Inc. (a)	1,400	35,070
Equinix, Inc. (a),(b),(c)	2,800	594,944
Fairpoint Communications, Inc. (a),(b),(c)	600	9,102
General Communication, Inc. A Shares (a),(b),(c)	6,800	74,188
Inteliquent, Inc. (a)	1,100	13,695
Level 3 Communications, Inc. (a),(b),(c)	18,700	855,151
Limelight Networks, Inc. (a),(b),(c)	1,000	2,335
Lumos Networks Corp. (a)	100	1,625
Pendrell Corp. (a),(c)	200	268
Spok Holdings, Inc. (a)	100	1,301

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
T-Mobile US, Inc. (b),(c)	27,797	$802,499
TW telecom, Inc. (a),(b),(c)	20,300	844,683
Verizon Communications, Inc. (b),(d)	6,300	314,937
West Corp. (a)	900	26,514
Zix Corp. (a),(b),(c)	2,000	6,840

		3,616,763

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(c)	700	5,096
Atlas Air Worldwide Holdings, Inc. (a),(c)	100	3,302
Con-way, Inc. (a),(b)	3,000	142,500
Dorian LPG Ltd. (a),(c)	200	3,564
Quality Distribution, Inc. (a),(c)	2,500	31,950
Saia, Inc. (a),(c)	100	4,956
Scorpio Bulkers, Inc. (b),(c)	400	2,328
Swift Transportation Co. (b),(c)	1,200	25,176
Union Pacific Corp. (b)	1,429	154,932
UTi Worldwide, Inc. (a),(b),(c)	4,900	52,087

		425,891

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc. (b)	400	11,396
Spartan Motors, Inc. (a),(b)	200	934

		12,330

Utilities — 0.1%
CenterPoint Energy, Inc. (a)	800	19,576
Delta Natural Gas Co., Inc. (a)	100	1,977
Dynegy, Inc. (a),(b),(c)	2,000	57,720
Middlesex Water Co. (a)	500	9,800
OGE Energy Corp. (a),(b)	6,400	237,504

		326,577

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. A Shares (a),(c)	1,200	4,620

Total United States		130,444,548

TOTAL COMMON STOCK (COST $191,757,408)		191,616,584

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	654	135,800

Total Germany		135,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	60	$51,059

Total Republic of Korea		51,059

TOTAL PREFERRED STOCK (COST $229,790)		186,859

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.9%
Cayman Islands — 3.6%
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.73%, 07/21/20 (e),(f),(g)	$500,000	$464,300
CIFC Funding Ltd., Series 2006-1BA, Class B2L, 4.23%, 12/22/20 (e),(f),(g)	400,000	389,960
Columbus Nova CLO IV Ltd., Series 2007-2A, Class D, 4.73%, 10/15/21 (e),(f),(g)	250,000	248,775
Crown Point CLO Ltd., Series 2012-1A, 5.23%, 11/21/22 (e),(f),(g)	1,800,000	1,803,240
Cutwater Ltd., Series 2014-1A, Class C, 3.93%, 07/15/26 (e),(f),(g)	649,000	601,623
Duane Street CLO V Ltd., Series 2007-5A, Class B, 7.98%, 10/14/21 (e),(f),(g),(h)	467,000	467,934
Eastland CLO Ltd., Series 2007-1A, Class C, 1.74%, 05/01/22 (e),(f),(g)	400,000	351,520
Fairway Loan Funding Co., Series 2006-1A, Class B2L, 4.03%, 10/17/18 (e),(f),(g)	1,200,000	1,193,400
FORE CLO Ltd., Series 2007-1A, Class D, 3.23%, 07/20/19 (e),(f),(g)	1,371,153	1,351,134
Golub Capital Partners CLO Ltd., Series 2011-10AR, Class DR, 4.08%, 10/20/21 (e),(f),(g)	250,000	246,925
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.51%, 08/15/56 (e),(f),(g)	555,386	497,404
Harbourview CDO III Ltd., Series 3A, Class A, 1.21%, 09/15/31 (e),(f),(g),(h)	942,790	848,983
ING IM CLO Ltd., Series 2011-1A, Class D, 4.73%, 06/22/21 (e),(f),(g)	640,000	623,744
Katonah Ltd., Series 2007-10A, Class E, 4.24%, 04/17/20 (e),(f),(g)	681,000	655,190
Loomis Sayles CLO I Ltd., Series 2006-1A, Class D, 1.84%, 10/26/20 (e),(f),(g)	1,100,000	1,099,120
MidOcean Credit CLO,
Series 2014-3A, Class D, 3.98%, 07/21/26 (e),(f),(g)	732,000	686,323
Series 2014-3A, Class E, 5.48%, 07/21/26 (e),(f),(g)	581,000	516,218

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Octagon Investment Partners, Series 2014-1A, Class D, 3.89%, 08/12/26 (e),(f),(g)	$344,000	$324,323
Preferred Term Securities X Ltd., 0.96%, 07/03/33 (e),(f),(g)	389,093	357,966
Preferred Term Securities XVII Ltd., 0.73%, 06/23/35 (e),(f),(g)	211,000	132,930
Preferred Term Securities XXIV Ltd., 0.53%, 03/22/37 (e),(f),(g)	1,057,797	814,504
Red River CLO Ltd., Series 1A, Class D, 1.89%, 07/27/18 (e),(f),(g)	900,000	833,130
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.40%, 05/09/46 (e),(f),(g)	1,954,703	1,868,696
Trapeza Cdo XIII Ltd., Series 2007-13A, Class A3, 0.66%, 11/09/42 (e),(f),(g)	270,000	151,200

Total Cayman Islands		16,528,542

United States — 1.3%
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class E, 3.82%, 02/10/20 (e),(f)	800,000	826,160
Series 2014-3, Class D, 3.13%, 10/08/20 (e)	300,000	299,010
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (e),(f)	156,000	154,721
Series 2014-C, Class D, 4.83%, 08/17/20 (e),(f)	391,000	389,280
Educational Funding Co. LLC (The), Series 2006-1A, Class A2, 0.48%, 10/25/29 (e),(f),(g)	793,812	744,754
FFCA Secured Lending Corporation, Series 1992-WA1C, 7.85%, 05/18/26 (e),(f),(h)	81,966	84,556
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.73%, 12/20/20 (e),(f),(g)	716,000	689,293
Harch CLO III Ltd., Series 2007-1A, Class E, 3.98%, 04/17/20 (e),(f),(g)	549,000	521,001
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 09/18/24 (e),(f)	850,000	851,275
Westgate Resorts, Series 2014-1A, Class C, 5.50%, 12/20/26 (e),(f)	1,474,000	1,477,390

Total United States		6,037,440

TOTAL ASSET-BACKED SECURITIES (COST $22,586,787)		22,565,982

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value

CONVERTIBLE BONDS — 0.1%

France — 0.0%
Auto Parts Manufacturing — 0.0%
Faurecia REG S, 3.25%, 01/01/18 (e)	653,800	EUR	$234,109

Total France			234,109

Netherlands — 0.1%
Automobiles Manufacturing — 0.1%
Volkswagen International Finance NV Co. GUAR REG S, 5.505%, 11/09/15 (e)	300,000	EUR	390,700

Total Netherlands			390,700

TOTAL CONVERTIBLE BONDS (COST $778,779)			624,809

BANK LOANS — 0.3%
Netherlands — 0.3%
Exploration & Production — 0.3%
Endeavour International Holding B.V., 1.00%, 01/02/17 (e),(g),(h)	$1,172,360		1,148,912

Total Netherlands			1,148,912

TOTAL BANK LOANS (COST $1,148,912)			1,148,912

CORPORATE BONDS & NOTES — 4.3%
Brazil — 0.3%
Banking — 0.3%
Banco Bradesco SA REG S, 5.90%, 01/16/21	350,000		364,875
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22	300,000		303,750
Banco Votorantim SA REG S, 7.38%, 01/21/20	150,000		166,050
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	200,000		208,500
6.20%, 04/15/20	150,000		161,250

			1,204,425

Power Generation — 0.0%
CESP Companhia Energetica De Tranche TR 00007 REG S, 9.75%, 01/15/15 (h)	250,000		161,875

Total Brazil			1,366,300

Canada — 0.1%
Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(e)	574,000		604,135

Total Canada			604,135

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
Cyprus — 0.1%
Oil & Gas Services — 0.1%
Ocean Rig UDW, Inc., 7.25%, 04/01/19 (d),(e),(f)	$708,000		$647,820

Total Cyprus			647,820

France — 0.1%
Property & Casualty Insurance — 0.1%
Groupama SA REG S, 6.38% (e),(g),(i)	400,000	EUR	507,746

Total France			507,746

Germany — 0.4%
Banking — 0.4%
HSH Nordbank AG, MTN,
1.00%, 02/14/17 (e),(g)	699,000	EUR	709,388
1.04%, 02/14/17 (e),(g)	900,000	EUR	912,238

Total Germany			1,621,626

Greece — 0.1%
Transportation & Logistics — 0.1%
Dynagas LNG Partners, 6.25%, 10/30/19 (e)	$600,000		588,000

Total Greece			588,000

Ireland — 0.0%
Banking — 0.0%
UT2 Funding PLC, 5.32%, 06/30/16 (e)	100,000	EUR	128,673

Total Ireland			128,673

Luxembourg — 0.1%
Containers & Packaging — 0.1%
Ardagh Finance Holdings SA, PIK, 8.63%, 06/15/19 (d),(e),(f)	$200,000		201,000

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	100,000		96,000

Total Luxembourg			297,000

Nigeria — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group REG S, 9.00%, 03/26/18 (f),(h)	200,000		188,000

Total Nigeria			188,000

United Kingdom — 0.1%
Financial Services — 0.1%
Depfa Funding III LP REG S, 1.72% (e),(g),(i)	676,000	EUR	490,948

Total United Kingdom			490,948

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
United States — 2.4%
Advertising & Marketing — 0.3%
Affinion Group, Inc., 7.88%, 12/15/18 (b),(e)	$803,000	$690,580
Visant Corp., 10.00%, 10/01/17 (d),(e)	750,000	669,375

		1,359,955

Casinos & Gaming — 0.2%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 11.00%, 10/01/21 (d),(e),(f)	771,000	722,813
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22 (b),(e),(f)	571,000	499,625

		1,222,438

Construction Materials Manufacturing — 0.0%
Hardwoods Acquisition, Inc., 7.50%, 08/01/21 (b),(e),(f)	130,000	128,050

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (e),(f)	466,000	452,020

Entertainment Resources — 0.0%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (d),(e),(f)	100,000	92,500

Exploration & Production — 0.4%
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp., 7.75%, 01/15/21 (e)	204,000	200,940
Gastar Exploration, Inc., 8.63%, 05/15/18 (b),(e)	693,000	713,790
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b),(e),(f)	175,000	171,500
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.25%, 06/01/21 (d),(e)	450,000	446,625
Quicksilver Resources, Inc., 11.00%, 07/01/21 (d),(e)	597,000	394,020

		1,926,875

Financial Services — 0.3%
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 08/01/22 (d),(e),(f)	274,000	264,410
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(e),(f)	945,000	1,020,600

		1,285,010

Food & Beverage — 0.1%
Cott Beverages, Inc., 5.38%, 07/01/22 (e),(f)	350,000	338,625

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Hardware — 0.0%
Zebra Technologies Corp. Sr. Unsecured, 7.25%, 10/15/22 (e),(f)	$120,000	$120,000

Health Care Facilities/Services — 0.1%
inVentiv Health, Inc.,
11.00%, 08/15/18 (e),(f),(g)	63,000	50,715
PIK, 10.00%, 08/15/18 (e),(f)	87,000	80,475
Jaguar Holding Co. I, PIK, 9.38%, 10/15/17 (e),(f)	195,000	196,950

		328,140

Home Improvement — 0.1%
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (e),(f)	241,000	241,000

Oil & Gas Services — 0.0%
Hercules Offshore, Inc., 6.75%, 04/01/22 (e),(f)	100,000	78,250

Publishing & Broadcasting — 0.4%
American Media, Inc., 11.50%, 12/15/17 (e)	1,250,000	1,318,750
Knight Ridder, Inc., 6.88%, 03/15/29 (e)	711,000	554,580
McClatchy Co. (The), 9.00%, 12/15/22 (e)	75,000	81,000

		1,954,330

Railroad — 0.0%
Florida East Coast Holdings Corp., 9.75%, 05/01/20 (d),(e),(f)	100,000	101,500

Restaurants — 0.0%
BK Capital Holding/Burge Co. GUAR REG S, 0.00%, 04/15/19 (g),(j)	100,000	93,000

Retail — Consumer Discretionary — 0.1%
Michaels Stores, Inc., 5.88%, 12/15/20 (e),(f)	240,000	238,800

Retail Discretionary — 0.1%
Group 1 Automotive, Inc., 5.00%, 06/01/22 (b),(e),(f)	250,000	241,875

Software & Services — 0.1%
Sungard Availability Services Capital, Inc., 8.75%, 04/01/22 (d),(e),(f)	412,000	306,940

Transportation & Logistics — 0.1%
Seaspan Corp. Preference Shares, 6.38%, 04/30/19 (e)	13,000	332,670

Total United States		10,841,978

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount		Value
Venezuela — 0.6%
Integrated Oils — 0.6%
Petroleos de Venezuela SA,
6.00%, 11/15/26	$3,225,000		$1,677,000
9.75%, 05/17/35 REG S (a)	1,642,000		1,054,985

			2,731,985

Total Venezuela			2,731,985

TOTAL CORPORATE BONDS & NOTES (COST $21,273,323)			20,014,211

FOREIGN GOVERNMENT — 2.5%
Argentina Boden Bonds, 7.00%, 10/03/15	1,843,000	ARS	1,713,990
Argentine Republic Government International Bond, 8.28%, 12/31/33 (k)	706,627	ARS	607,699
Colombia Government International Bond, 7.75%, 04/14/21	1,070,000,000	COP	572,253
European Investment Bank, 9.00%, 03/31/21	9,800,000	ZAR	900,103
Hellenic Republic Government Bond REG S, 4.75%, 04/17/19 (f)	322,000	EUR	402,855
Hungary Government International Bond, 5.38%, 03/25/24 (a)	1,650,000	HUF	1,740,750
Malaysia Government Bond, 3.49%, 03/31/20	1,905,000	MYR	573,124
Mexican Bonos, 6.50%, 06/10/21	10,600,000	MXN	822,951
Peruvian Government International Bond REG S, 7.84%, 08/12/20	341,002	PEN	134,343
Poland Government Bond, 3.75%, 04/25/18	1,240,000	PLN	394,150
Russian Federal Bond—OFZ, 6.80%, 12/11/19	26,100,000	RUB	596,867
Russian Foreign Bond—Eurobond REG S, 7.50%, 03/31/30 (g)	1,565,450	RUB	1,753,664
Thailand Government Bond, 3.63%, 06/16/23	15,800,000	THB	496,316
Turkey Government Bond,
9.00%, 03/08/17	1,250,000	TRY	543,586
10.50%, 01/15/20	640,000	TRY	293,216

TOTAL FOREIGN GOVERNMENT (COST $11,986,529)			11,545,867

MORTGAGE-BACKED SECURITIES — 14.4%
Cayman Islands — 0.2%
Commercial Mortgage-Backed Security — 0.2%
PFP III Ltd., Series 2014-1, Class D, 4.25%, 06/14/31 (e),(f),(g)	$1,000,000		992,300

Total Cayman Islands			992,300

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
United States — 14.2%
Collateralized Debt Obligation (Commercial) — 0.1%
Resource Capital Corp. Ltd., 2.65%, 04/15/32 (e),(g)	$300,000	$300,000

Collateralized Mortgage Obligation (Residential) — 9.3%
Alternative Loan Trust, Series 2005-J2, Class 1A5, 0.65%, 04/25/35 (e),(g)	738,531	651,384
Banc of America Funding Trust,
Series 2006-A, Class 3A2, 2.75%, 02/20/36 (e),(g)	3,476,970	2,827,472
Series 2007-B, Class A1, 0.36%, 04/20/47 (e),(g)	3,372,315	2,510,351
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.44%, 06/20/35 (e),(g)	4,094,286	3,887,525
Citicorp Mortgage Securities Trust,
Series 2006-3 1A10, 6.25%, 06/25/36 (e)	838,855	848,837
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (e)	413,243	417,582
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.60%, 04/25/36 (e),(g)	246,971	247,218
Series 2006-BC4, Class 2A2, 0.31%, 11/25/36 (e),(g)	698,095	652,928
CV Mortgage Loan Trust, Series 2013-1, Class NOTE, 4.31%, 12/25/43 (a),(e),(f),(g)	238,847	239,636
Federal Home Loan Mortgage Corp.,
Series 2013-DN2, Class M2, 4.40%, 11/25/23 (e),(g),(k)	4,897,650	5,168,000
Series 2014-DN3, Class M2, 2.56%, 08/25/24 (e),(g),(k)	800,000	800,640
Series 2014-HQ1, Class M2, 2.66%, 08/25/24 (e),(g),(k)	2,400,000	2,415,840
Federal National Mortgage Association,
Series 2014-C02, Class 1M2, 2.75%, 05/25/24 (a),(e),(g),(k)	2,302,501	2,115,768
Series 2014-C03, Class 1M2, 3.15%, 07/25/24 (e),(g),(k)	3,375,184	3,190,899
Series 2014-C03, Class 2M2, 3.05%, 07/25/24 (a),(e),(g),(k)	6,911,933	6,497,217
First Horizon Alternative Mortgage Trust, Series 2005 AA9, Class 3A1, 2.23%, 11/25/35 (e),(g)	4,537,971	3,783,761
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A3A, 5.78%, 12/25/36 (e),(g)	161,275	150,792
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.43%, 01/25/36 (e),(g)	3,283,158	2,419,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
Structured Agency Credit Risk, Series 2014-HQ2, Class M3, 3.90%, 09/25/24 (e),(g),(k)	$1,381,835	$1,353,922
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A3, 2.48%, 06/25/37 (e),(g)	2,872,284	2,514,398
Wells Fargo Mortgage Backed Securities, Series 2005-9, Class 1A12, 5.50%, 10/25/35 (e)	326,077	329,272

		43,023,129

Commercial Mortgage-Backed Securities — 4.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.65%, 09/15/26 (e),(f),(g)	900,000	900,000
Series 2014-ICTS, Class E, 3.10%, 06/15/28 (a),(e),(f),(g)	1,020,000	1,018,470
BBCMS Trust 2014-BXO, Series 2014-BXO, Class E, 2.72%, 08/15/27 (e),(f),(g)	1,000,000	1,000,600
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.64%, 12/11/40 (e),(g)	480,000	466,272
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (e),(g)	1,067,000	881,342
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.15%, 02/15/31 (a),(e),(f),(g)	140,000	140,014
Commercial Mortgage Trust,
Series, 2014-PAT, Class E, 3.30%, 08/13/27 (e),(f),(g)	1,100,000	1,100,000
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (e),(g)	900,000	943,110
Series 2014-CR15, Class D, 4.92%, 02/10/47 (a),(e),(f),(g)	305,000	291,794
Series 2014-CR18, Class XA, 1.47%, 07/15/47 (e),(g),(k)	10,567,841	855,995
Series 2014-LC17, Class XA, 1.04%, 10/10/47 (a),(e),(g)	2,010,000	125,625
Series 2014-UBS4, Class D, 4.84%, 08/10/47 (a),(e),(f),(g)	875,000	781,025
Series 2014-UBS4, Class XA, 1.45%, 08/10/47 (e),(g),(k)	21,325,000	1,814,757
Series 2014-UBS5, Class C, 4.61%, 09/10/47 (a),(e),(g)	930,000	938,184
Series 2014-UBS5, Class XA, 1.12%, 09/10/47 (a),(e),(g)	2,870,000	202,048
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (a),(e),(f),(g)	1,400,000	1,403,500
Series 2014-ORL, Class E, 2.16%, 07/15/29 (a),(e),(f),(g)	280,000	280,364

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (e),(g)	$500,000	$515,450
Series 2007-CB19, Class AJ, 5.89%, 02/12/49 (e),(g),(k)	1,646,000	1,501,810
Series 2013-JWRZ, Class E, 3.89%, 04/15/30 (e),(f),(g)	800,000	803,680
Series 2014-C21, Class XA, 1.29%, 08/15/47 (a),(e)	2,508,917	201,968
Series 2014-C22, Class XA, 1.15%, 09/15/47 (a),(e),(g)	2,832,000	196,824
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AJ, 6.46%, 09/15/45 (e),(g)	600,000	635,280
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.46%, 11/12/37 (e),(g)	445,000	432,050
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 5.06%, 04/15/47 (e),(f),(g),(k)	420,000	395,598
Series 2014-C16, Class D, 4.92%, 06/15/47 (e),(f),(g),(k)	770,000	710,479
Series 2014-C17, Class XA, 1.45%, 08/15/47 (a),(e),(g)	4,919,860	398,509
Series 2014-C18, Class D, 3.39%, 10/15/47 (e),(f)	700,000	565,250
Series 2014-C18, Class XA, 1.00%, 10/15/47 (e),(g)	2,630,000	151,751
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (e),(g)	1,400,000	1,412,880
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/47 (e),(g)	800,000	829,120
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class D, 3.99%, 05/15/47 (a),(e),(f)	425,000	363,630
Series 2014-C22, Class XA, 0.97%, 09/15/57 (a),(e),(g)	1,885,000	125,730

		22,383,109

Total United States		65,706,238

TOTAL MORTGAGE-BACKED SECURITIES (COST $67,556,867)		66,698,538

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.3%
United States — 2.3%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.6%
Federal Home Loan Mortgage Corp., Series 4123, Class IP SEQ, 4.50%, 07/15/42 (e)	$18,150,227	$4,314,309
Federal National Mortgage Assocation,
Series 2012-55, Class ID, 4.50%, 05/25/42 (e)	7,710,858	1,722,606
Series 2014-30, Class KI, 3.50%, 05/25/33 (e)	10,792,906	1,612,460

		7,649,375

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.7%
Federal National Mortgage Association,
Series 2012-111, Class ES, 6.00%, 12/25/41 (e),(g)	10,381,635	2,004,693
Series 2012-144, Class SD, 5.95%, 01/25/43 (e),(g)	4,992,223	1,160,193

		3,164,886

Total United States		10,814,261

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $10,399,993)		10,814,261

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.2%
Financial Select Sector SPDR Fund	3,151	$73,009
iShares China Large-Cap ETF	2,287	87,546
iShares MSCI Japan ETF	22,420	263,883
iShares Russell 2000 ETF (e)	3,227	352,873

TOTAL EXCHANGE-TRADED FUNDS (COST $792,001)		777,311

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.4%
Exchange-Traded Call Options — 0.1%
Apple, Inc. Strike Price 103.00 USD Expires 10/24/14	197	$37,824
DAX Index Strike Price 10,300.00 EUR Expires 12/19/14	163	21,617
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	103	244,110
HCA Holdings, Inc. Strike Price 75.00 USD Expires 10/18/14	41	1,435
Hertz Global Holdings, Inc. Strike Price 29.00 USD Expires 03/20/15	410	49,610
Pandora Media, Inc. Strike Price 50.00 USD Expires 01/15/16	54	810

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Contracts	Value
S&P 500 Index Strike Price 2,050.00 USD Expires 10/31/14	5	$1,200
Yahoo, Inc. Strike Price 35.00 USD Expires 01/15/16	211	187,790

		544,396

Exchange-Traded Put Options — 0.1%
Apple, Inc. Strike Price 95.00 USD Expires 10/18/14	197	5,910
AT+T, Inc. Strike Price 34.00 USD Expires 11/22/14 (e)	141	6,486
Deutsche Telekom AG Strike Price 12.00 EUR Expires 11/21/14 (e)	310	13,704
Euro Stoxx 50 Index Strike Price 3,250.00 EUR Expires 11/21/14 (e)	7	9,107
Euro Stoxx 50 Index Strike Price 3,200.00 EUR Expires 11/21/14 (e)	12	10,003
Eurodollar Future Strike Price 98.50 USD Expires 03/14/16 (e)	50	34,688
Financial Select Sector SPDR Fund Strike Price 20.00 USD Expires 01/17/15	782	11,730
Financial Select Sector SPDR Fund Strike Price 21.00 USD Expires 01/17/15	782	19,550
iShares 20+Year Treasury Bond Strike Price 110.00 USD Expires 10/18/14	113	565
iShares MSCI Brazil Capped ETF Strike Price 48.50 USD Expires 11/22/14 (e)	100	63,096
iShares Russell 2000 ETF Strike Price 104.00 USD Expires 10/03/14	407	2,849
NASDAQ 100 Stock Index Strike Price 4,045.00 USD Expires 10/18/14 (e)	1	5,800
S&P 500 Index Strike Price 1,775.00 USD Expires 01/17/15	36	70,200
S&P 500 Index Strike Price 1,950.00 USD Expires 10/18/14	3	4,920
S&P 500 Index Strike Price 1,850.00 USD Expires 10/31/14 (e)	60	48,300
S&P 500 Index Strike Price 1,965.00 USD Expires 10/18/14	2	4,154
S&P 500 Index Strike Price 1,960.00 USD Expires 10/31/14	12	33,600
S&P 500 Index Strike Price 1,870.00 USD Expires 10/18/14	36	18,000
S&P 500 Index Strike Price 1,950.00 USD Expires 10/31/14	16	38,880
S&P 500 Index Strike Price 1,855.00 USD Expires 10/03/14	13	650
Solarcity Corp. Strike Price 58.00 USD Expires 10/18/14 (e)	38	9,956

		412,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Notional Amount		Value

FX OTC Call Options — 0.2%
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	240,000	USD	$23,270
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	670,000	USD	10,681
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	1,200,000	USD	19,165
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgtan Stanley Capital Services LLC	200,000	USD	2,159
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	360,000	USD	3,892
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	1,372,800	USD	14,818
USD/JPY Currency Strike Price 110.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	2,020,000	USD	28,539
USD/JPY Currency Strike Price 95.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	1,130,000	USD	150,228
USD/JPY Currency Strike Price 105.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	3,150,000	USD	143,872
USD/JPY Currency Strike Price 95.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	2,020,000	USD	268,405
USD/JPY Currency Strike Price 110.00 JPY Expires 12/17/14 Counterparty JPMorgan Chase Bank, N.A.	2,684,027	USD	35,210

			700,239

FX OTC Put Options — 0.0%
AUD/USD Currency Strike Price 0.90 USD Expires 02/05/15 Counterparty Credit Suisse International	873,990	AUD	33,495
EUR/CHF Currency Strike Price 1.18 CHF Expires 09/21/15 Counterparty JPMorgan Chase Bank, N.A.	2,335,384	EUR	26,198
EUR/USD Currency Strike Price 1.30 USD Expires 01/05/15 Counterparty JPMorgan Chase Bank, N.A.	958,528	EUR	38,801

			98,494

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Notional Amount		Value

OTC Call Options — 0.0%
Mallinckrodt PLC Strike Price 100.00 USD Expires 01/16/15 Counterparty Morgan Stanley & Co. International PLC	184	USD	$61,315
Pandora Media, Inc. Strike Price 30.00 USD Expires 01/15/16 Counterparty Credit Suisse International	209	USD	64,389

			125,704

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,741,104)			1,880,981

TOTAL INVESTMENTS IN SECURITIES — 70.8% (COST $330,251,493) (l)			327,874,315

TOTAL SECURITIES SOLD SHORT — (19.6)% (PROCEEDS $93,632,758)			(91,016,437)

Other Assets (m) — 48.8%			225,930,332

Net Assets — 100.0%			$462,788,210

Security Description	Shares		Value

SECURITIES SOLD SHORT — (19.6)%
COMMON STOCK — (15.0)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	4,000		$(23,920)

Total Argentina			(23,920)

Bermuda — (0.3)%
Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. A Shares	6,400		(74,624)

Insurance — (0.0)%
Montpelier Re Holdings Ltd.	200		(6,218)
RenaissanceRe Holdings Ltd.	1,600		(159,984)

			(166,202)

Oil, Gas & Coal — (0.2)%
Energy XXI Bermuda Ltd.	81,600		(926,160)

Transportation & Logistics — (0.1)%
Frontline Ltd.	300		(378)
Golar LNG Ltd.	6,400		(424,960)

			(425,338)

Total Bermuda			(1,592,324)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Brazil — (0.1)%
Chemicals — (0.0)%
Braskem SA ADR	1,200	$(15,804)

Consumer Products — (0.1)%
AMBEV SA ADR	26,900	(176,195)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	16,000	(56,800)
Vale SA ADR	1,100	(12,111)

		(68,911)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	100	(481)

Telecommunication — (0.0)%
Oi SA ADR	103,900	(72,730)

Utilities — (0.0)%
Cia Paranaense de Energia ADR	200	(2,734)

Total Brazil		(336,855)

Canada — (0.1)%
Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	38,300	(143,242)

Metals & Mining — (0.1)%
AuRico Gold, Inc.	200	(698)
Endeavour Silver Corp.	5,700	(24,909)
McEwen Mining, Inc.	9,300	(18,228)
North American Palladium Ltd.	6,200	(1,203)
Novagold Resources, Inc.	6,700	(20,301)
Pan American Silver Corp.	1,800	(19,764)
Seabridge Gold, Inc.	15,600	(125,424)
Silver Standard Resources, Inc.	100	(610)
Uranium Energy Corp.	6,800	(8,500)

		(219,637)

Oil, Gas & Coal — (0.0)%
Pengrowth Energy Corp.	2,500	(13,000)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	200	(646)

Total Canada		(376,525)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Cayman Islands — (0.1)%
Asset Management — (0.1)%
Home Loan Servicing Solutions Ltd.	24,500	$(519,155)

Total Cayman Islands		(519,155)

Chile — (0.1)%
Passenger Transportation — (0.1)%
Latam Airlines Group SA ADR	20,800	(236,496)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	100	(901)

Total Chile		(237,397)

China — (0.2)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	1,200	(15,588)

Consumer Services — (0.0)%
Tarena International, Inc.	400	(5,172)

Health Care Facilities/Services — (0.0)%
iKang Healthcare Group, Inc. ADR	1,300	(25,298)

Media — (0.2)%
58.com, Inc. ADR	100	(3,725)
Leju Holdings Ltd. ADR	1,300	(16,705)
Weibo Corp. ADR	100	(1,869)
Youku Tudou, Inc. ADR	41,100	(736,512)

		(758,811)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp. ADR	1,200	(104,832)
Yanzhou Coal Mining Co. Ltd. ADR	200	(1,626)

		(106,458)

Renewable Energy — (0.0)%
ReneSola Ltd. ADR	7,900	(23,700)
Yingli Green Energy Holding Co. Ltd. ADR	400	(1,244)

		(24,944)

Retail Discretionary — (0.0)%
E-Commerce China Dangdang, Inc. ADR	3,900	(47,580)

Software — (0.0)%
NQ Mobile, Inc. ADR	2,800	(19,516)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Utilities — (0.0)%
Huaneng Power International, Inc. ADR	200	$(8,732)

Total China		(1,012,099)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	1,900	(107,768)

Total Colombia		(107,768)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	3,000	(48,360)

Total Cyprus		(48,360)

Denmark — (0.3)%
Biotechnology & Pharmaceuticals — (0.3)%
Novo Nordisk A/S ADR	4,300	(204,766)
Novo Nordisk A/S B Shares	31,700	(1,516,811)

Total Denmark		(1,721,577)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	7,000	(244,020)

Health Care Facilities/Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	500	(17,350)

Software — (0.1)%
SAP AG ADR	4,500	(324,720)

Total Germany		(586,090)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	3,200	(149,056)

Biotechnology & Pharmaceutical — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	2,400	(126,120)

Technology Services — (0.0)%
Infosys Ltd. ADR	400	(24,196)
Wipro Ltd. ADR	100	(1,216)

		(25,412)

Total India		(300,588)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Indonesia — (0.0)%
Telecommunication — (0.0)%
PT Telekomunikasi Indonesia Persero Tbk ADR	100	$(4,810)

Total Indonesia		(4,810)

Ireland — (0.3)%
Banking — (0.0)%
Bank of Ireland ADR	400	(6,332)

Biotechnology & Pharmaceuticals — (0.3)%
Amarin Corp. PLC ADR	21,000	(22,890)
Endo International PLC	15,600	(1,066,104)
Perrigo Co. PLC	1,500	(225,285)

		(1,314,279)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	200	(2,562)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	300	(3,270)

Total Ireland		(1,326,443)

Israel — (0.1)%
Biotechnology & Pharmaceutical — (0.1)%
Teva Pharmaceutical Industries Ltd. ADR	8,700	(467,625)

Total Israel		(467,625)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	600	(70,518)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR	1,200	(7,092)

Telecommunication — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	1,100	(34,221)

Total Japan		(111,831)

Luxembourg — (0.0)%
Oil, Gas & Coal — (0.0)%
Pacific Drilling SA	3,400	(28,118)

Total Luxembourg		(28,118)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	4,800	$(105,648)
Scorpio Tankers, Inc.	15,500	(128,805)

Total Monaco		(234,453)

Netherlands — (0.2)%
Banking — (0.0)%
ING Groep NV ADR	9,300	(131,967)

Medical Equipment/Devices — (0.1)%
Qiagen NV	21,900	(498,663)

Oil, Gas & Coal — (0.0)%
Core Laboratories NV	200	(29,270)

Semiconductors — (0.1)%
ASML Holding NV New York Shares	2,200	(217,404)

Telecommunication — (0.0)%
VimpelCom Ltd. ADR	12,300	(88,806)

Total Netherlands		(966,110)

Norway — (0.0)%
Transportation & Logistics — (0.0)%
Nordic American Tankers Ltd.	28,000	(222,600)

Total Norway		(222,600)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	800	(24,544)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	1,000	(13,720)

Total Panama		(38,264)

Peru — (0.1)%
Banking — (0.1)%
Credicorp Ltd.	1,600	(245,424)

Total Peru		(245,424)

Republic of Korea — (0.0)%
Iron & Steel — (0.0)%
POSCO ADR	1,400	(106,260)

Total Republic of Korea		(106,260)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Sweden — (0.0)%
Hardware — (0.0)%
Neonode, Inc.	1,900	$(4,085)

Total Sweden		(4,085)

Switzerland — (0.1)%
Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	6,000	(165,840)
UBS AG	3,700	(64,269)

		(230,109)

Semiconductors — (0.0)%
STMicroelectronics NV	200	(1,538)

Total Switzerland		(231,647)

Taiwan — (0.0)%
Hardware — (0.0)%
AU Optronics Corp. ADR	100	(416)

Telecommunication — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	300	(8,991)

Total Taiwan		(9,407)

Turkey — (0.0)%
Telecommunication — (0.0)%
Turkcell Iletisim Hizmetleri AS ADR	700	(9,198)

Total Turkey		(9,198)

United Kingdom — (0.1)%
Banking — (0.1)%
Barclays PLC ADR	15,304	(226,652)
Lloyds Banking Group plc ADR	1,000	(5,040)

		(231,692)

Utilities — (0.0)%
National Grid PLC ADR	900	(64,692)

Total United Kingdom		(296,384)

United States — (12.6)%
Aerospace & Defense — (0.0)%
GenCorp, Inc.	500	(7,985)
Sturm Ruger & Co., Inc.	1,700	(82,773)

		(90,758)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Asset Management — (0.5)%
Acacia Research Corp.	200	$(3,096)
Artisan Partners Asset Management, Inc. A Shares	1,300	(67,665)
Janus Capital Group, Inc.	68,500	(995,990)
Leucadia National Corp.	39,800	(948,832)
Medley Capital Corp.	800	(9,448)
NorthStar Asset Management Group, Inc.	4,300	(79,206)
Prospect Capital Corp.	5,500	(54,450)
TPG Specialty Lending, Inc.	200	(3,202)

		(2,161,889)

Automotive — (0.0)%
Federal-Mogul Holdings Corp.	300	(4,461)
Quantum Fuel Systems Technologies Worldwide, Inc.	4,500	(16,740)

		(21,201)

Banking — (0.7)%
Banc of California, Inc.	100	(1,163)
Bank of America Corp.	57,800	(985,490)
Citigroup, Inc.	18,700	(969,034)
JPMorgan Chase & Co.	5,000	(301,200)
MB Financial, Inc.	36	(996)
PacWest Bancorp	13,400	(552,482)
Umpqua Holdings Corp.	12,800	(210,816)
United Bankshares, Inc.	100	(3,093)

		(3,024,274)

Biotechnology & Pharmaceuticals — (1.7)%
ACADIA Pharmaceuticals, Inc.	4,700	(116,372)
AcelRx Pharmaceuticals, Inc.	400	(2,196)
Aegerion Pharmaceuticals, Inc.	9,100	(303,758)
Ampio Pharmaceuticals, Inc.	13,000	(45,890)
Antares Pharma, Inc.	800	(1,464)
Arena Pharmaceuticals, Inc.	13,400	(56,146)
Ariad Pharmaceuticals, Inc.	11,500	(62,100)
Array BioPharma, Inc.	100	(357)
AVANIR Pharmaceuticals, Inc. A Shares	2,900	(34,568)
Celldex Therapeutics, Inc.	4,800	(62,208)
Celsion Corp.	200	(592)
Clovis Oncology, Inc.	1,500	(68,040)
CTI BioPharma Corp.	2,400	(5,808)
CytRx Corp.	25,800	(65,532)
Dendreon Corp.	2,600	(3,744)
Durata Therapeutics, Inc.	1,300	(16,484)
Eli Lilly & Co.	19,500	(1,264,575)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Endocyte, Inc.	400	$(2,432)
Exelixis, Inc.	4,300	(6,579)
Galectin Therapeutics, Inc.	300	(1,509)
Galena Biopharma, Inc.	11,700	(24,102)
Hospira, Inc.	33,000	(1,716,990)
Idera Pharmaceuticals, Inc.	2,300	(5,267)
Inovio Pharmaceuticals, Inc.	2,100	(20,685)
Intrexon Corp.	900	(16,722)
Ironwood Pharmaceuticals, Inc.	3,600	(46,638)
Johnson & Johnson	10,800	(1,151,172)
Keryx Biopharmaceuticals, Inc.	19,400	(266,750)
Lexicon Pharmaceuticals, Inc.	100	(141)
MannKind Corp.	200	(1,182)
Mast Therapeutics, Inc.	100	(56)
NanoViricides, Inc.	100	(300)
Neuralstem, Inc.	2,200	(7,216)
Orexigen Therapeutics, Inc.	12,000	(51,120)
Organovo Holdings, Inc.	3,500	(22,295)
OXiGENE, Inc.	2,000	(4,300)
Peregrine Pharmaceuticals, Inc.	700	(952)
Repros Therapeutics, Inc.	400	(3,960)
Rexahn Pharmaceuticals, Inc.	2,500	(2,025)
Sarepta Therapeutics, Inc.	6,400	(135,040)
StemCells, Inc.	800	(1,008)
Synergy Pharmaceuticals, Inc.	10,600	(29,521)
Synta Pharmaceuticals Corp.	3,400	(10,234)
TherapeuticsMD, Inc.	600	(2,784)
Theravance, Inc.	1,800	(30,762)
Vanda Pharmaceuticals, Inc.	2,500	(25,950)
Vertex Pharmaceuticals, Inc.	1,300	(146,003)
Vivus, Inc.	3,300	(12,738)
Zoetis, Inc.	47,900	(1,769,905)

		(7,626,172)

Chemicals — (0.0)%
Rentech, Inc.	700	(1,197)
Taminco Corp.	1,300	(33,930)
Valhi, Inc.	300	(1,959)

		(37,086)

Commercial Services — (0.1)%
Healthcare Services Group, Inc.	100	(2,861)
HMS Holdings Corp.	26,800	(505,180)
InterCloud Systems, Inc.	4,800	(21,792)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Rollins, Inc.	100	$(2,928)

		(532,761)

Construction Materials — (0.1)%
Louisiana-Pacific Corp.	600	(8,154)
Martin Marietta Materials, Inc.	30	(3,868)
Trex Co., Inc.	9,100	(314,587)

		(326,609)

Consumer Products — (0.2)%
22nd Century Group, Inc.	900	(2,268)
Annie’s, Inc.	200	(9,180)
Brown-Forman Corp. Class B	1,200	(108,264)
Clearwater Paper Corp.	3,600	(216,396)
Darling Ingredients, Inc.	4,600	(84,272)
Dean Foods Co.	8,700	(115,275)
Diamond Foods, Inc.	1,100	(31,471)
Kellogg Co.	3,400	(209,440)
Molson Coors Brewing Co. Class B	100	(7,444)
Post Holdings, Inc.	9,300	(308,574)
Snyders-Lance, Inc.	100	(2,650)

		(1,095,234)

Consumer Services — (0.0)%
Lincoln Educational Services Corp.	400	(1,124)
Weight Watchers International, Inc.	1,100	(30,184)

		(31,308)

Electrical Equipment — (0.0)%
Capstone Turbine Corp.	13,900	(14,873)
InvenSense, Inc.	3,000	(59,190)

		(74,063)

Engineering & Construction Services — (0.0)%
Pike Corp.	3,700	(43,993)

Gaming, Lodging & Restaurants — (0.3)%
McDonald’s Corp.	9,076	(860,496)
Multimedia Games Holding Co., Inc.	5,800	(208,858)
Papa Murphy’s Holdings, Inc.	100	(1,020)
Pinnacle Entertainment, Inc.	3,100	(77,779)

		(1,148,153)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — (0.3)%
Bob Evans Farms, Inc.	400	$(18,936)
Boyd Gaming Corp.	34,500	(350,520)
Caesars Entertainment Corp.	6,400	(80,512)
Krispy Kreme Doughnuts, Inc.	400	(6,864)
Scientific Games Corp. A Shares	16,000	(172,320)
Sonic Corp.	23,100	(516,516)

		(1,145,668)

Hardware — (0.2)%
3D Systems Corp.	1,100	(51,007)
Aerohive Networks, Inc.	2,700	(21,654)
Alliance Fiber Optic Products, Inc.	2,000	(24,860)
ARRIS Group, Inc.	200	(5,671)
CalAmp Corp.	3,700	(65,194)
Ciena Corp.	9,700	(162,184)
Diebold, Inc.	3,700	(130,684)
ExOne Co. (The)	4,900	(102,361)
Extreme Networks, Inc.	1,800	(8,622)
Gigamon, Inc.	2,800	(29,316)
Microvision, Inc.	3,100	(6,014)
Ruckus Wireless, Inc.	300	(4,008)
Stratasys Ltd.	2,600	(314,028)
Turtle Beach Corp.	900	(6,885)
Violin Memory, Inc.	1,500	(7,305)

		(939,793)

Health Care Facilities/Services — (1.0)%
Acadia Healthcare Co., Inc.	400	(19,400)
BioScrip, Inc.	8,900	(61,499)
Cardinal Health, Inc.	10,400	(779,168)
Express Scripts Holding Co.	25,700	(1,815,191)
Humana, Inc.	9,900	(1,289,871)
Kindred Healthcare, Inc.	12,200	(236,680)
Neostem, Inc.	6,400	(35,392)
Quest Diagnostics, Inc.	9,300	(564,324)

		(4,801,525)

Home & Office Products — (0.3)%
Beazer Homes USA, Inc.	700	(11,746)
Hovnanian Enterprises, Inc. A Shares	32,700	(120,009)
Masonite International Corp.	9,400	(520,572)
MDC Holdings, Inc.	5,000	(126,600)
Newell Rubbermaid, Inc.	1,200	(41,292)
Standard Pacific Corp.	100	(749)
Taylor Morrison Home Corp. A Shares	100	(1,622)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
TRI Pointe Homes, Inc.	35,300	$(456,782)
William Lyon Homes A Shares	1,400	(30,940)

		(1,310,312)

Industrial Services — (0.0)%
MSC Industrial Direct Co., Inc. A Shares	100	(8,546)
TAL International Group, Inc.	100	(4,125)

		(12,671)

Institutional Financial Service — (0.5)%
FXCM, Inc. A Shares	5,000	(79,250)
Goldman Sachs Group, Inc. (The)	5,600	(1,027,992)
IntercontinentalExchange Group, Inc.	2,300	(448,615)
Morgan Stanley	27,900	(964,503)
RCS Capital Corp. A Shares	400	(9,008)

		(2,529,368)

Insurance — (0.2)%
American Equity Investment Life Holding Co.	1,800	(41,184)
Berkshire Hathaway, Inc. B Shares	7,200	(994,608)
CNO Financial Group, Inc.	200	(3,392)
HCI Group, Inc.	400	(14,396)
Hilltop Holdings, Inc.	300	(6,015)
Markel Corp.	100	(63,615)
Radian Group, Inc.	1,100	(15,686)
Torchmark Corp.	49	(2,566)

		(1,141,462)

Iron & Steel — (0.0)%
AM Castle & Co.	200	(1,708)
Cliffs Natural Resources, Inc.	8,600	(89,268)

		(90,976)

Leisure Products — (0.0)%
Callaway Golf Co.	200	(1,448)

Machinery — (0.1)%
Adept Technology, Inc.	1,000	(8,410)
Briggs & Stratton Corp.	14,500	(261,290)
Colfax Corp.	1,600	(91,152)

		(360,852)

Manufactured Goods — (0.0)%
Proto Labs, Inc.	500	(34,500)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Media — (0.5)%
Angie’s List, Inc.	2,500	$(15,925)
Borderfree, Inc.	100	(1,290)
Brightcove, Inc.	400	(2,232)
Coupons.com, Inc.	300	(3,588)
Cumulus Media, Inc. A Shares	27,700	(111,631)
DreamWorks Animation SKG, Inc. A Shares	300	(8,181)
Entravision Communications Corp. A Shares	200	(792)
Everyday Health, Inc.	600	(8,382)
Groupon, Inc.	88,000	(587,840)
Liberty Media Corp.	567	(26,751)
Lions Gate Entertainment Corp.	2,000	(65,940)
LiveDeal, Inc.	400	(1,192)
Marin Software, Inc.	700	(6,020)
MeetMe, Inc.	900	(1,773)
Millennial Media, Inc.	9,200	(17,112)
Pandora Media, Inc.	19,500	(471,120)
Rocket Fuel, Inc.	500	(7,900)
Rubicon Project, Inc. (The)	2,200	(25,806)
Shutterfly, Inc.	100	(4,874)
Walt Disney Co. (The)	400	(35,612)
World Wrestling Entertainment, Inc. A Shares	5,700	(78,489)
Yelp, Inc.	10,200	(696,150)

		(2,178,600)

Medical Equipment/Devices — (1.2)%
Abaxis, Inc.	2,400	(121,704)
Alere, Inc.	800	(31,024)
Becton Dickinson and Co.	6,100	(694,241)
BioTelemetry, Inc.	1,100	(7,381)
Cepheid, Inc.	3,100	(136,493)
Cerus Corp.	800	(3,208)
CR Bard, Inc.	3,600	(513,756)
DexCom, Inc.	100	(3,999)
Endologix, Inc.	100	(1,060)
EnteroMedics, Inc.	100	(123)
Hologic, Inc.	40,200	(978,066)
ImmunoCellular Therapeutics Ltd.	700	(623)
Insulet Corp.	14,400	(530,640)
IsoRay, Inc.	600	(1,014)
Navidea Biopharmaceuticals, Inc.	800	(1,056)
Opko Health, Inc.	15,900	(135,309)
Rockwell Medical, Inc.	1,200	(10,968)
Sirona Dental Systems, Inc.	2,500	(191,700)
Spectranetics Corp.	2,600	(69,082)
Unilife Corp.	400	(918)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc.	16,200	$(1,297,944)
Volcano Corp.	600	(6,384)
Waters Corp.	7,600	(753,312)

		(5,490,005)

Metals & Mining — (0.0)%
Allied Nevada Gold Corp.	10,500	(34,755)
Coeur Mining, Inc.	1,400	(6,944)
Gold Resource Corp.	500	(2,560)
Hecla Mining Co.	3,800	(9,424)
Midway Gold Corp.	1,200	(1,248)
Molycorp, Inc.	43,900	(52,241)
Paramount Gold and Silver Corp.	2,500	(2,250)
Thompson Creek Metals Co., Inc.	800	(1,760)
Uranerz Energy Corp.	400	(440)

		(111,622)

Oil, Gas & Coal — (0.7)%
Alon USA Energy, Inc.	23,300	(334,588)
Alpha Natural Resources, Inc.	13,900	(34,472)
Arch Coal, Inc.	60,400	(128,048)
CARBO Ceramics, Inc.	100	(5,923)
Clean Energy Fuels Corp.	6,200	(48,360)
Cobalt International Energy, Inc.	62,900	(855,440)
Comstock Resources, Inc.	7,900	(147,098)
Emerald Oil, Inc.	21,000	(129,150)
Endeavour International Corp.	1,500	(448)
EXCO Resources, Inc.	77,800	(259,852)
Flotek Industries, Inc.	1,100	(28,677)
Forest Oil Corp.	16,600	(19,422)
FX Energy, Inc.	2,900	(8,816)
Goodrich Petroleum Corp.	4,200	(62,244)
Hercules Offshore, Inc.	22,600	(49,720)
ION Geophysical Corp.	3,700	(10,323)
Laredo Petroleum, Inc.	800	(17,928)
Magnum Hunter Resources Corp.	12,200	(67,954)
Midstates Petroleum Co., Inc.	500	(2,525)
Miller Energy Resources, Inc.	500	(2,200)
PBF Energy, Inc.	5,000	(120,000)
PetroQuest Energy, Inc.	300	(1,686)
Quicksilver Resources, Inc.	42,800	(25,800)
Resolute Energy Corp.	700	(4,389)
Rosetta Resources, Inc.	500	(22,280)
Sanchez Energy Corp.	4,300	(112,918)
SandRidge Energy, Inc.	16,900	(72,501)
Stone Energy Corp.	3,100	(97,216)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Synergy Resources Corp.	10,500	$(127,995)
Ultra Petroleum Corp.	17,000	(395,420)
W&T Offshore, Inc.	200	(2,200)
Walter Energy, Inc.	9,600	(22,464)

		(3,218,057)

Passenger Transportation — (0.0)%
Republic Airways Holdings, Inc.	200	(2,222)
SkyWest, Inc.	4,500	(35,010)

		(37,232)

Real Estate — (1.0)%
American Realty Capital Properties, Inc.	67,500	(814,050)
Ashford Hospitality Trust, Inc.	200	(2,044)
Aviv REIT, Inc.	400	(10,540)
Camden Property Trust	14,800	(1,014,244)
Campus Crest Communities, Inc.	23,500	(150,400)
CatchMark Timber Trust, Inc. A Shares	1,000	(10,960)
Chatham Lodging Trust	100	(2,308)
Chesapeake Lodging Trust	100	(2,915)
CubeSmart	200	(3,596)
Digital Realty Trust, Inc.	700	(43,666)
Education Realty Trust, Inc.	39,300	(404,004)
Essex Property Trust, Inc.	800	(143,000)
Glimcher Realty Trust	500	(6,770)
Government Properties Income Trust	2,600	(56,966)
Gramercy Property Trust, Inc.	8,800	(50,688)
Health Care REIT, Inc.	6,600	(411,642)
Kite Realty Group Trust	100	(2,424)
Mack-Cali Realty Corp.	500	(9,555)
National Retail Properties, Inc.	400	(13,828)
New York REIT, Inc.	19,000	(195,320)
Physicians Realty Trust	5,600	(76,832)
Piedmont Office Realty Trust, Inc. A Shares	1,300	(22,932)
Realty Income Corp.	21,700	(885,143)
Rexford Industrial Realty, Inc.	1,700	(23,528)
Ryman Hospitality Properties, Inc.	100	(4,730)
STAG Industrial, Inc.	1,200	(24,852)
Summit Hotel Properties, Inc.	4,600	(49,588)
Washington Real Estate Investment Trust	800	(20,304)
Winthrop Realty Trust	800	(12,056)

		(4,468,885)

Renewable Energy — (0.2)%
BioFuel Energy Corp.	100	(288)
BioFuel Energy Corp.	100	(638)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
FuelCell Energy, Inc.	26,400	$(55,176)
Gevo, Inc.	100	(34)
GT Advanced Technologies, Inc.	24,000	(259,920)
Pacific Ethanol, Inc.	10,700	(149,372)
Plug Power, Inc.	4,800	(22,032)
Silver Spring Networks, Inc.	700	(6,755)
SolarCity Corp.	2,500	(149,000)
Solazyme, Inc.	3,500	(26,110)

		(669,325)

Retail—Consumer Staples — (0.0)%
Potbelly Corp.	600	(6,996)
Roundy’s, Inc.	100	(299)
SpartanNash Co.	100	(1,945)

		(9,240)

Retail Discretionary — (0.6)%
Abercrombie & Fitch Co. A Shares	900	(32,706)
Aeropostale, Inc.	100	(329)
American Apparel, Inc.	4,500	(3,690)
American Eagle Outfitters, Inc.	7,400	(107,448)
Avis Budget Group, Inc.	1,786	(98,034)
Barnes & Noble, Inc.	1,600	(31,584)
Bon-Ton Stores, Inc. (The)	5,700	(47,652)
Cabela’s, Inc.	17,100	(1,007,190)
CarMax, Inc.	400	(18,580)
Chegg, Inc.	300	(1,872)
Children’s Place, Inc. (The)	100	(4,766)
Container Store Group, Inc. (The)	4,900	(106,673)
Francesca’s Holdings Corp.	6,500	(90,545)
Group 1 Automotive, Inc.	200	(14,542)
Lumber Liquidators Holdings, Inc.	1,100	(63,118)
Macy’s, Inc.	800	(46,544)
Men’s Wearhouse, Inc. (The)	1,400	(66,108)
Office Depot, Inc.	7,100	(36,494)
RadioShack Corp.	800	(792)
Sportsman’s Warehouse Holdings, Inc.	1,800	(12,123)
Stage Stores, Inc.	500	(8,555)
Tile Shop Holdings, Inc.	2,300	(21,275)
Tractor Supply Co.	16,700	(1,027,217)
zulily, Inc. A Shares	500	(18,945)

		(2,866,782)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.	33,000	(112,530)
Applied Micro Circuits Corp.	6,200	(43,400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
International Rectifier Corp.	3,900	$(153,036)
Maxwell Technologies, Inc.	100	(872)
Pixelworks, Inc.	6,300	(40,698)
QuickLogic Corp.	4,800	(14,352)
Rubicon Technology, Inc.	1,300	(5,525)

		(370,413)

Software — (0.4)%
2U, Inc.	1,000	(15,590)
A10 Networks, Inc.	3,700	(33,707)
Amber Road, Inc.	100	(1,734)
BroadSoft, Inc.	200	(4,208)
ChannelAdvisor Corp.	2,700	(44,280)
Compuware Corp.	6,000	(63,660)
Cornerstone OnDemand, Inc.	1,800	(61,938)
Dealertrack Technologies, Inc.	8,300	(360,303)
FireEye, Inc.	8,000	(244,480)
Five9, Inc.	900	(5,886)
Glu Mobile, Inc.	44,900	(232,133)
Imperva, Inc.	2,300	(66,079)
Interactive Intelligence Group, Inc.	100	(4,180)
Jive Software, Inc.	1,700	(9,911)
LogMeIn, Inc.	10,800	(497,556)
Mitek Systems, Inc.	200	(482)
OPOWER, Inc.	1,100	(20,746)
Paycom Software, Inc.	1,500	(24,840)
Paylocity Holding Corp.	100	(1,965)
Q2 Holdings, Inc.	200	(2,800)
Rally Software Development Corp.	3,100	(37,231)
RealPage, Inc.	3,100	(48,050)
Take-Two Interactive Software, Inc.	100	(2,307)
Vringo, Inc.	18,400	(17,392)
Zynga, Inc. A Shares	30,200	(81,540)

		(1,882,998)

Specialty Finance — (0.7)%
Apollo Residential Mortgage, Inc.	8,000	(123,440)
Ares Commercial Real Estate Corp.	5,000	(58,450)
ARMOUR Residential REIT, Inc.	17,700	(68,145)
CAI International, Inc.	1,900	(36,765)
CIT Group, Inc.	4,100	(188,436)
Colony Financial, Inc.	7,000	(156,660)
CYS Investments, Inc.	80,600	(664,144)
Encore Capital Group, Inc.	500	(22,155)
First American Financial Corp.	4,200	(113,904)
FNFV Group	33	(454)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Heartland Payment Systems, Inc.	100	$(4,772)
JAVELIN Mortgage Investment Corp.	3,600	(43,236)
MGIC Investment Corp.	21,200	(165,572)
MoneyGram International, Inc.	400	(5,016)
Nationstar Mortgage Holdings, Inc.	3,300	(112,992)
Navient Corp.	30,200	(534,842)
Newcastle Investment Corp.	34	(431)
NorthStar Realty Finance Corp.	300	(5,301)
Ocwen Financial Corp.	4,700	(123,046)
RAIT Financial Trust	6,800	(50,524)
Redwood Trust, Inc.	6,800	(112,744)
Regional Management Corp.	300	(5,385)
Springleaf Holdings, Inc.	100	(3,193)
Total System Services, Inc.	200	(6,192)
WageWorks, Inc.	900	(40,977)
Walter Investment Management Corp.	7,900	(173,405)
Western Asset Mortgage Capital Corp.	34,200	(505,476)
Xoom Corp.	2,100	(46,095)

		(3,371,752)

Technology Services — (0.0)%
FICO STRIPS — PRINCIPAL	100	(5,510)

Telecommunications — (0.2)%
DigitalGlobe, Inc.	17,500	(498,750)
EarthLink Holdings Corp.	1,800	(6,156)
Global Eagle Entertainment, Inc.	100	(1,122)
Gogo, Inc.	14,300	(241,098)
NTELOS Holdings Corp.	900	(9,576)
Sprint Corp.	11,800	(74,812)

		(831,514)

Transportation & Logistics — (0.1)%
Baltic Trading Ltd.	8,400	(34,776)
Genesee & Wyoming, Inc. A Shares	3,400	(324,054)
XPO Logistics, Inc.	6,600	(248,622)
YRC Worldwide, Inc.	200	(4,064)

		(611,516)

Transportation Equipment — (0.2)%
Navistar International Corp.	100	(3,291)
Trinity Industries, Inc.	21,600	(1,009,152)

		(1,012,443)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value
Utilities — (0.5)%
Atlantic Power Corp.	12,400	$(29,512)
Cleco Corp.	2,800	(134,820)
Duke Energy Corp.	8,400	(628,068)
Exelon Corp.	6,000	(204,540)
Hawaiian Electric Industries, Inc.	11,600	(307,980)
Laclede Group, Inc. (The)	6,700	(310,880)
NRG Energy, Inc.	23,100	(704,088)
Pepco Holdings, Inc.	3,400	(90,984)
Westar Energy, Inc.	400	(13,648)

		(2,424,520)

Waste & Environmental Service Equipment & Facility — (0.0)%
CLARCOR, Inc.	2,100	(132,468)
Nuverra Environmental Solutions, Inc.	900	(13,275)
US Ecology, Inc.	200	(9,352)

		(155,095)

Total United States		(58,297,585)

TOTAL COMMON STOCK (PROCEEDS $71,675,344)		(69,462,902)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.3)%
United States — (0.3)%
Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16 (e),(f)	$65,000	$(64,675)

Exploration & Production — (0.2)%
California Resources Corp., 6.00%, 11/15/24 (f)	780,000	(801,450)

Publishing & Broadcasting — (0.1)%
iHeart Communications, Inc., 9.00%, 09/15/22 (f)	390,000	(389,025)

Wireless Telecommunication Services — (0.0)%
T-Mobile USA, Inc., 6.38%, 03/01/25 (e)	195,000	(194,512)

Total United States		(1,449,662)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $1,438,364)		(1,449,662)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (4.3)%
Alerian MLP ETF	7,000	$(134,190)
Consumer Staples Select Sector SPDR Fund	2,738	(123,511)
Financial Select Sector SPDR Fund	119,200	(2,761,864)
Health Care Select Sector SPDR Fund	96,130	(6,143,668)
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,700	(1,264,954)
iShares Nasdaq Biotechnology ETF	1,406	(384,724)
iShares Russell 2000 ETF (e)	6,800	(743,580)
iShares Russell 2000 ETF	8,108	(886,610)
SPDR S&P 500 ETF Trust	3,200	(630,464)
SPDR S&P Regional Banking ETF	82,800	(3,134,808)
Vanguard FTSE Developed Markets ETF	98,000	(3,895,500)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $20,519,050)		(20,103,873)

TOTAL SECURITIES SOLD SHORT — (19.6)% (PROCEEDS $93,632,758)		$(91,016,437)

Footnote Legend:

(a)	All or a portion of this security is earmarked to cover obligations related to derivative financial instruments and other financial instruments.
(b)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(c)	Non-income producing.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933.
(g)	Variable/floating interest rate security. Rate presented is as of September 30, 2014.
(h)	Security considered illiquid.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2014. Maturity date presented is the ultimate maturity.
(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Approximates cost for federal tax purposes.
(m)	Assets, other than investments in securities, less liabilities, other than securities sold short. A significant portion of this balance represents cash collateral.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Options Written Contracts Outstanding as of September 30, 2014:

	Strike Index	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Apple, Inc.	107.00 USD	10/24/14	394	$(45,294)	$(32,702)	$12,592
AstraZeneca PLC	46.00 GBP	11/21/14	3	(11,663)	(6,979)	4,684
AstraZeneca PLC	48.00 GBP	11/21/14	2	(6,479)	(2,797)	3,682
Pandora Media, Inc.	50.00 USD	01/15/16	54	(4,364)	(810)	3,554
Qualcomm, Inc.	77.50 USD	11/22/14	18	(2,589)	(2,106)	483

				$(70,389)	$(45,394)	$24,995

Exchange-Traded Put Options Written
Alstom SA	26.00 EUR	12/19/14	188	$(26,557)	$(8,786)	$17,771
Alstom SA	27.00 EUR	12/19/14	200	(30,406)	(18,693)	11,713
S&P 500 Index	1,870.00 USD	10/18/14	3	(2,196)	(1,500)	696

				$(59,159)	$(28,979)	$30,180

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	1,372,800 USD	$(17,737)	$(21,884)	$(4,147)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	670,000 USD	(1,531)	(3,403)	(1,872)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	200,000 USD	(457)	(1,016)	(559)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	1,560,000 USD	(7,414)	(7,930)	(516)
USD/JPY Currency	Morgan Stanley Capital Services LLC	95.00 JPY	12/30/14	3,150,000 USD	(218,925)	(418,778)	(199,853)
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	12/30/14	2,020,000 USD	(18,705)	(92,095)	(73,390)
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	12/30/14	1,130,000 USD	(7,006)	(51,594)	(44,588)
USD/JPY Currency	Morgan Stanley Capital Services LLC	110.00 JPY	12/30/14	2,020,000 USD	(4,585)	(28,539)	(23,954)

					$(276,360)	$(625,239)	$(348,879)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Put Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.40 BRL	12/31/15	240,000 USD	$(6,368)	$(3,050)	$3,318

OTC Call Option Written
Pandora Media, Inc.	Credit Suisse International	50.00 USD	01/15/16	20,900 USD	$(25,280)	$(5,487)	$19,793

Total Options Written Outstanding					$(437,556)	$(708,149)	$(270,593)

Reverse Repurchase Agreements Outstanding as of September 30, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.75%	09/12/14	10/10/14	$974,000	$974,900
Bank of America Merrill Lynch	1.84%	07/25/14	10/31/14	1,310,000	1,313,883
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	388,000	388,356
Bank of America Merrill Lynch	1.65%	09/29/14	10/29/14	838,000	838,077
Bank of America Merrill Lynch	1.84%	08/09/14	11/06/14	588,000	589,683
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	638,000	638,585
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	453,000	453,415
Bank of America Merrill Lynch	1.66%	07/29/14	10/02/14	1,207,000	1,208,614
Bank of America Merrill Lynch	1.84%	08/06/14	11/06/14	1,054,000	1,057,017
Bank of America Merrill Lynch	1.65%	09/11/14	10/10/14	993,000	993,910
Bank of America Merrill Lynch	1.84%	07/31/14	11/05/14	586,000	587,707
Bank of America Merrill Lynch	1.65%	09/25/14	10/27/14	526,000	526,145
Bank of America Merrill Lynch	1.75%	07/18/14	10/29/14	1,617,000	1,622,031
Bank of America Merrill Lynch	1.65%	09/25/14	10/27/14	2,199,000	2,199,605
Bank of America Merrill Lynch	1.55%	09/11/14	10/10/14	645,000	645,555
Bank of America Merrill Lynch	1.55%	09/11/14	10/10/14	1,931,000	1,932,663
Bank of America Merrill Lynch	1.65%	09/18/14	10/20/14	975,000	975,581
Bank of America Merrill Lynch	1.50%	09/15/14	10/15/14	273,000	273,182
Bank of America Merrill Lynch	1.50%	09/15/14	10/15/14	490,000	490,327
Credit Suisse Securities (Europe) LLC	(3.00)%	08/28/14	08/31/15	443,762	430,786
Credit Suisse Securities (USA) LLC	1.49%	08/04/14	11/04/14	1,487,000	1,490,567
Credit Suisse Securities (USA) LLC	1.49%	08/04/14	11/04/14	719,000	720,725

Total Reverse Repurchase Agreements Outstanding				$20,334,762	$20,351,314

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Futures Contracts Outstanding at September 30, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
90 Day Eurodollar	312	CME	78,000,000 USD	03/14/16	$(84,741)
90 Day Sterling	244	LIF	30,500,000 GBP	06/17/15	165,943
Australia 10-Year Bond	81	SFE	8,100,000 AUD	12/15/14	92,259
Bankers’ Acceptance	394	CDE	98,500,000 CAD	03/14/16	(26,334)
Brent Crude	19	ICE	19,000 USD	10/16/14	(83,541)
Cocoa	135	ICE	1,350 USD	12/15/14	161,833
Coffee	8	ICE	300,000 USD	12/18/14	(41,906)
DAX Index	4	Eurex	100 EUR	12/19/14	(18,276)
Euro-BTP	103	Eurex	10,300,000 EUR	12/08/14	47,937
Euro-Oat	12	Eurex	1,200,000 EUR	12/08/14	4,625
FTSE/JSE Top 40	56	Safex	560 ZAR	12/18/14	(87,743)
Gold 100 OZ	23	COMEX	2,300 USD	12/29/14	(192,892)
IBEX 35 Index	21	MEFF	210 EUR	10/17/14	18,679
Long Gilt	7	LIF	700,000 GBP	12/29/14	2,109
Mex Bolsa Index	116	MEXDER	1,160 MXN	12/19/14	(102,474)
Natural Gas	4	NYMEX	40,000 USD	10/29/14	7,895
Natural Gas	23	NYMEX	230,000 USD	03/27/15	17,180
Nikkei 225	17	OSE	17,000 JPY	12/11/14	75,058
NY Harbor ULSD	17	NYMEX	714,000 USD	04/30/15	(38,021)
OMXS 30 Index	72	Nasdaq OMX	7,200 SEK	10/17/14	13,218
RBOB Gasoline	15	NYMEX	630,000 USD	10/31/14	(18,076)
S&P 500 E-Mini Index	78	CME	3,900 USD	12/19/14	(41,923)
S&P/TSX 60 Index	6	CDE	1,200 CAD	12/18/14	(31,583)
SGX CNX Nifty	93	SGX	186 USD	10/30/14	(38,428)
Soybean Meal	67	CBOT	6,700 USD	12/12/14	(481,754)
Sugar 11	6	ICE	672,000 USD	02/27/15	5
Topix Index	2	OSE	20,000 JPY	12/11/14	5,124
U.S. Treasury 10-Year Note	85	CBOT	8,500,000 USD	12/19/14	(60,984)

					$(736,811)

Short Futures
3 Month Euribor	419	LIF	104,750,000 EUR	12/14/15	$(70,815)
3 Month Euro Swiss	713	ICE	178,250,000 CHF	12/15/14	(39,014)
3 Month Euro Swiss	41	ICE	10,250,000 CHF	03/16/15	299
90 Day Eurodollar	1	CME	250,000 USD	09/17/18	(140)
90 Day Eurodollar	1	CME	250,000 USD	06/18/18	(90)
90 Day Eurodollar	4	CME	1,000,000 USD	09/14/15	184
90 Day Eurodollar	5	CME	1,250,000 USD	12/15/14	(188)
90 Day Eurodollar	4	CME	1,000,000 USD	03/16/15	(423)
90 Day Eurodollar	3	CME	750,000 USD	12/14/15	324
90 Day Eurodollar	2	CME	500,000 USD	03/14/16	445

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	3	CME	750,000 USD	09/19/16	$330
90 Day Eurodollar	1	CME	250,000 USD	12/19/16	197
90 Day Eurodollar	4	CME	1,000,000 USD	12/18/17	(260)
90 Day Eurodollar	1	CME	250,000 USD	09/18/17	223
90 Day Eurodollar	2	CME	500,000 USD	03/19/18	145
90 Day Eurodollar	3	CME	750,000 USD	12/16/19	(1,370)
90 Day Eurodollar	2	CME	500,000 USD	09/16/19	(568)
90 Day Eurodollar	2	CME	500,000 USD	06/15/15	(43)
90 Day Eurodollar	1	CME	250,000 USD	03/13/17	235
90 Day Eurodollar	1	CME	250,000 USD	03/16/20	(78)
90-Day Bank Bill	60	SFE	60,000,000 AUD	03/10/16	2,397
CAC40 10 Euro	4	Euronext	40 EUR	10/17/14	(134)
Canada 10-Year Bond	33	CDE	3,300,000 CAD	12/18/14	35,119
CBOE Volatility Index	132	CFE	132,000 USD	02/17/15	(119,732)
CBOE Volatility Index	67	CFE	67,000 USD	11/18/14	(72,319)
Corn	139	CBOT	695,000 USD	12/12/14	293,418
Cotton No.2	47	ICE	2,350,000 USD	03/09/15	91,355
Cotton No.2	8	ICE	400,000 USD	12/08/14	8,467
Euro Stoxx 50	733	Eurex	7,330 EUR	12/19/14	137,282
Euro-Bund	135	Eurex	13,500,000 EUR	12/08/14	(91,299)
FTSE 100 Index	71	LIF	710 GBP	12/19/14	182,805
Gasoil	31	ICE	3,100 USD	11/12/14	31,125
Hang Seng Index	9	HKFE	450 HKD	10/30/14	66,316
Japan 10-Year Bond	40	OSE	4,000,000,000 JPY	12/11/14	(16,777)
Lean Hogs	2	CME	80,000 USD	12/12/14	2,530
Live Cattle	21	CME	840,000 USD	12/31/14	(14,118)
NASDAQ 100 E-Mini	66	CME	1,320 USD	12/19/14	4,488
RBOB Gasoline	16	NYMEX	672,000 USD	04/30/15	37,757
S&P 500 E-Mini Index	394	CME	19,700 USD	12/19/14	424,610
Soybean Oil	153	CBOT	9,180,000 USD	12/12/14	396,480
SPI 200	19	SFE	475 AUD	12/18/14	68,726
Swiss Market Index	25	Eurex	250 CHF	12/19/14	(12,158)
Topix Index	49	OSE	490,000 JPY	12/11/14	(141,941)
U.S. Treasury 10-Year Note	23	CBOT	2,300,000 USD	12/19/14	200
Wheat	41	CBOT	205,000 USD	12/12/14	163,244
WTI Crude	1	NYMEX	1,000 USD	10/21/14	(725)

					$1,366,509

Total Futures Contracts Outstanding					$629,698

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	662,732	USD	280,000	Morgan Stanley & Co. International	10/16/14	$(10,256)
BRL	376,208	USD	160,000	Morgan Stanley & Co. International	10/17/14	(6,917)
BRL	420,000	USD	170,683	State Street Bank and Trust Company	11/04/14	(615)
BRL	599,279	USD	258,488	Morgan Stanley & Co. International	12/17/14	(18,617)
BRL	7,397,000	USD	3,259,093	State Street Bank and Trust Company	10/02/14	(237,134)
BRL	197,000	USD	85,433	Morgan Stanley & Co. International	12/17/14	(6,580)
BRL	1,580,000	USD	692,861	Morgan Stanley & Co. International	10/31/14	(52,327)
CHF	5,335	USD	5,687	Morgan Stanley & Co. LLC	12/30/14	(94)
CHF	7,275	USD	7,658	Morgan Stanley & Co. LLC	12/30/14	(31)
CNY	3,706,800	USD	602,350	Morgan Stanley & Co. International	10/08/14	1,335
CNY	742,656	USD	120,000	Morgan Stanley & Co. International	10/31/14	591
CNY	3,706,500	USD	600,000	Morgan Stanley & Co. International	10/08/14	3,636
CNY	1,261,356	USD	203,905	Morgan Stanley & Co. International	10/31/14	912
CNY	1,258,481	USD	203,905	Morgan Stanley & Co. International	10/31/14	445
COP	49,863,813	USD	25,597	Morgan Stanley & Co. International	12/17/14	(1,148)
DKK	2,012,733	EUR	270,288	Morgan Stanley Capital Services LLC	12/17/14	108
EUR	71,041	USD	91,875	Morgan Stanley & Co. LLC	12/17/14	(2,099)
EUR	1,202,138	USD	1,551,460	Morgan Stanley Capital Services LLC	10/06/14	(33,062)
EUR	26,806	USD	34,044	Morgan Stanley & Co. LLC	12/30/14	(165)
EUR	229,491	USD	291,685	Morgan Stanley & Co. LLC	12/17/14	(1,673)
GBP	716,000	EUR	899,803	Morgan Stanley Capital Services LLC	12/17/14	22,865
GBP	6,069	USD	9,796	Morgan Stanley & Co. LLC	12/17/14	35
GBP	13,459,000	USD	21,828,345	State Street Bank and Trust Company	12/17/14	(23,790)
IDR	1,580,722,000	USD	130,000	Morgan Stanley & Co. International	12/19/14	(3,028)
IDR	2,035,920,000	USD	170,000	Morgan Stanley & Co. International	12/19/14	(6,464)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	3,910,400,000	USD	320,000	Morgan Stanley & Co. International	12/19/14	$(5,895)
IDR	368,100,000	USD	30,000	Morgan Stanley & Co. International	12/19/14	(432)
INR	8,930,600	USD	140,000	Morgan Stanley & Co. International	05/27/15	(1,562)
INR	30,230,400	USD	480,000	Morgan Stanley & Co. International	03/27/15	(6,302)
JPY	938,110,000	USD	8,747,028	State Street Bank and Trust Company	12/17/14	(187,588)
JPY	19,745,476	USD	180,819	Morgan Stanley & Co. LLC	12/17/14	(657)
KRW	7,469,795,000	USD	7,184,222	State Street Bank and Trust Company	12/17/14	(148,390)
MXN	4,649,842	USD	350,026	Morgan Stanley & Co. International	12/17/14	(5,481)
MXN	4,107,894	USD	310,330	Morgan Stanley & Co. International	10/17/14	(4,755)
MXN	4,085,180	USD	309,284	Morgan Stanley Capital Services LLC	12/17/14	(6,580)
MXN	216,535,000	USD	16,232,009	State Street Bank and Trust Company	12/17/14	(192,546)
MXN	85,720	USD	6,526	Morgan Stanley & Co. International	12/17/14	(174)
MYR	272,952	USD	85,000	Morgan Stanley & Co. International	12/17/14	(2,250)
MYR	485,925	USD	150,000	Morgan Stanley & Co. International	12/17/14	(2,683)
NGN	170,575,968	USD	1,036,306	JPMorgan Chase Bank, N.A.	10/30/14	2,314
NGN	45,778,500	USD	270,000	JPMorgan Chase Bank, N.A.	02/12/15	2,102
NOK	3,621,562	EUR	444,407	Morgan Stanley Capital Services LLC	12/17/14	592
PHP	1,011,862	USD	23,000	Morgan Stanley & Co. International	10/27/14	(489)
PLN	326,350	USD	100,000	Morgan Stanley & Co. International	01/30/15	(1,927)
PLN	1,007,817	USD	313,425	Morgan Stanley & Co. International	01/30/15	(10,559)
SEK	4,646,450	EUR	505,307	Morgan Stanley Capital Services LLC	12/17/14	5,213
SEK	16,946,000	USD	2,375,219	State Street Bank and Trust Company	12/17/14	(27,351)
SGD	500,556	USD	399,241	Morgan Stanley Capital Services LLC	12/17/14	(6,869)
TRY	4,262,000	USD	1,887,595	State Street Bank and Trust Company	12/17/14	(51,254)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	78,935,000	USD	7,064,167	State Street Bank and Trust Company	12/17/14	$(158,065)
USD	8,383,661	AUD	9,323,000	State Street Bank and Trust Company	12/17/14	264,957
USD	3,035,458	BRL	6,977,000	State Street Bank and Trust Company	10/02/14	185,085
USD	400,000	BRL	921,720	State Street Bank and Trust Company	11/04/14	26,773
USD	280,000	BRL	665,364	Morgan Stanley & Co. International	10/16/14	9,185
USD	343,921	BRL	831,224	Morgan Stanley & Co. International	12/17/14	11,210
USD	172,202	BRL	420,000	State Street Bank and Trust Company	10/02/14	616
USD	170,616	CHF	160,490	Morgan Stanley & Co. LLC	12/17/14	2,372
USD	250,000	CHF	236,125	State Street Bank and Trust Company	10/24/14	2,626
USD	4,186,935	CHF	3,912,000	State Street Bank and Trust Company	12/17/14	86,299
USD	92,895	CHF	88,750	Morgan Stanley & Co. LLC	12/17/14	(143)
USD	194,552	CHF	184,708	Morgan Stanley & Co. LLC	12/17/14	920
USD	725,946	CHF	678,251	Morgan Stanley & Co. LLC	12/17/14	14,925
USD	1,369,776	CHF	1,276,500	Morgan Stanley & Co. LLC	12/30/14	31,465
USD	104,390	CHF	97,505	Morgan Stanley & Co. LLC	12/30/14	2,164
USD	67,542	CLP	40,208,000	Morgan Stanley Capital Services LLC	12/17/14	739
USD	600,000	CNY	3,706,800	Morgan Stanley & Co. International	10/08/14	(3,685)
USD	602,301	CNY	3,706,500	Morgan Stanley & Co. International	10/08/14	(1,335)
USD	24,932,727	CZK	531,653,000	State Street Bank and Trust Company	12/17/14	486,474
USD	347,652	EUR	263,708	Morgan Stanley & Co. International	12/17/14	14,400
USD	13,509	EUR	10,501	Morgan Stanley & Co. LLC	12/30/14	238
USD	290,235	EUR	226,190	Morgan Stanley & Co. LLC	12/17/14	4,395
USD	5,116,880	EUR	4,000,000	State Street Bank and Trust Company	10/24/14	63,963
USD	14,791,034	EUR	11,425,000	State Street Bank and Trust Company	12/17/14	352,854
USD	3,562,915	EUR	2,751,796	Morgan Stanley & Co. LLC	12/17/14	85,414
USD	82,698	EUR	63,770	Morgan Stanley & Co. LLC	12/30/14	2,102
USD	94,631	EUR	72,952	Morgan Stanley & Co. International	12/17/14	2,440

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,577,824	EUR	1,202,138	State Street Bank and Trust Company	10/06/14	$59,426
USD	3,217,594	GBP	1,983,451	Morgan Stanley & Co. LLC	12/17/14	4,279
USD	50,599	HKD	392,344	Morgan Stanley & Co. LLC	12/17/14	77
USD	62,602	HKD	486,221	Morgan Stanley & Co. LLC	12/17/14	(9)
USD	952,067	HKD	7,378,045	Morgan Stanley & Co. LLC	12/17/14	1,990
USD	4,942,533	HUF	1,205,632,000	State Street Bank and Trust Company	12/17/14	49,128
USD	3,805,820	ILS	13,798,000	State Street Bank and Trust Company	12/17/14	56,375
USD	110,276	JPY	11,960,936	Morgan Stanley & Co. LLC	12/17/14	1,141
USD	809,753	JPY	88,036,337	Morgan Stanley & Co. LLC	12/17/14	6,486
USD	69,785	JPY	7,438,195	Morgan Stanley & Co. LLC	12/17/14	1,917
USD	1,590	JPY	169,612	Morgan Stanley & Co. LLC	12/17/14	42
USD	6,163,139	JPY	658,377,317	Morgan Stanley & Co. LLC	12/17/14	155,933
USD	8,356	JPY	894,182	Morgan Stanley & Co. LLC	12/17/14	197
USD	21,606	JPY	2,344,596	Morgan Stanley & Co. LLC	12/17/14	213
USD	53,329	JPY	5,805,361	Morgan Stanley & Co. LLC	12/17/14	359
USD	53,565	JPY	5,830,243	Morgan Stanley & Co. LLC	12/17/14	368
USD	184,820	JPY	19,383,890	Morgan Stanley Capital Services LLC	12/17/14	7,956
USD	150,000	MXN	1,988,400	Morgan Stanley & Co. International	10/17/14	2,088
USD	160,000	MXN	2,123,694	Morgan Stanley & Co. International	10/17/14	2,024
USD	351,661	MXN	4,649,842	Morgan Stanley & Co. International	12/17/14	7,116
USD	90,000	NGN	15,183,000	JPMorgan Chase Bank, N.A.	02/12/15	(246)
USD	4,821,271	NZD	5,965,000	State Street Bank and Trust Company	12/17/14	199,479
USD	6,832,779	PLN	22,308,000	State Street Bank and Trust Company	12/17/14	119,343
USD	3,471,109	RUB	134,561,000	State Street Bank and Trust Company	12/17/14	121,705
USD	235,303	ZAR	2,637,864	Morgan Stanley & Co. International	12/17/14	4,474
USD	100,000	ZAR	1,117,000	Morgan Stanley & Co. International	12/17/14	2,256

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,264,909

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection)—Outstanding at September 30, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	(1.00)%	12/20/19	Morgan Stanley Capital Services LLC	4,980,000 USD	$31,378	$(24,574)	$55,952

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$31,378	$(24,574)	$55,952

OTC Credit Default Swaps on Single-Name Issues (Sell Protection)—Outstanding at September 30, 2014

Reference Obligation	Rating(1)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	Baa2	1.00%	09/20/19	Morgan Stanley Capital Services LLC	4,969,000 USD	$(158,529)	$(111,298)	$(47,231)

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$(158,529)	$(111,298)	$(47,231)

(1)	Using the higher of S&P’s or Moody’s ratings.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at September 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Aegon NV	12/28/15	Credit Suisse Securities (Europe) Limited	$679,333	$—
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	1,441,993	—
Alcatel Lucent	12/28/15	Credit Suisse Securities (Europe) Limited	308,826	—
Amadeus IT Holding SA	12/28/15	Credit Suisse Securities (Europe) Limited	959,494	—
ArcelorMittal N.V.	12/28/15	Credit Suisse Securities (Europe) Limited	1,163,002	—
AstraZeneca PLC	06/19/19	Credit Suisse Securities (Europe) Limited	1,264,932	31,946
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	264,556	—
Barclays PLC	12/28/15	Credit Suisse Securities (Europe) Limited	755,640	—
Bayer AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,582,257	—
Beiersdorf AG	12/24/15	Credit Suisse Securities (Europe) Limited	199,907	—
BP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	693,180	—
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	448,289	2,471
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	883,049	—
Commerzbank AG	12/24/15	Credit Suisse Securities (Europe) Limited	347,020	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Credit Agricole SA	07/29/19	Credit Suisse Securities (Europe) Limited	$1,771,886	$173,057
Credit Suisse Group AG	12/29/15	Credit Suisse Securities (Europe) Limited	631,820	—
Delta Lloyd NV	12/28/15	Credit Suisse Securities (Europe) Limited	665,149	—
Deutsche Bank AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,239,069	—
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	1,432,176	—
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	778,273	—
ENI SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	627,281	—
Fresenius Medical Care AG	12/24/15	Morgan Stanley Capital Services LLC	794,531	21,333
Fresenius Medical Care AG & Co KgaA	12/24/15	Credit Suisse Securities (Europe) Limited	932,593	—
Fresenius SE & Co. KGAA	06/22/16	Morgan Stanley Capital Services LLC	397,094	(1,052)
Friends Life Group Ltd.	12/28/15	Credit Suisse Securities (Europe) Limited	350,428	—
ING Groep NV	12/28/15	Credit Suisse Securities (Europe) Limited	870,420	—
Intesa San Paolo	12/28/15	Credit Suisse Securities (Europe) Limited	810,134	—
iShares MSCI Brazil Index ETF	07/27/15	Credit Suisse Securities (Europe) Limited	153,639	—
Jazztel PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,025,054	—
JPCEWELL Index	08/21/15	JPMorgan Chase Bank N.A	1,400	(3,533)
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	2,601,212	—
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	829,804	—
Lloyds Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,634,805	30,229
MAN AG	12/24/15	Credit Suisse Securities (Europe) Limited	27,009	—
Mead Johnson Nutrition Co.	07/27/15	Credit Suisse Securities (Europe) Limited	384,110	1,410
Mediaset SpA	12/28/15	Credit Suisse Securities (Europe) Limited	676,719	—
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	359,962	—
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	656,333	—
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	687,751	—
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	564,128	—
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	579,796	—
Royal Bank of Scotland Group	04/04/19	Credit Suisse Securities (Europe) Limited	1,799,506	71,187
Royal Dutch Shell PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,505,192	—
RWE	12/24/15	Credit Suisse Securities (Europe) Limited	1,093,343	—
SabMiller PLC	12/28/15	Credit Suisse Securities (Europe) Limited	911,620	—
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,664,968	186,564

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	$1,072,918	$—
Sanofi	12/28/15	Credit Suisse Securities (Europe) Limited	1,042,503	—
Sanofi	12/28/15	Morgan Stanley Capital Services LLC	1,737,044	162,689
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,088,664	578,413
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	331,301	—
Shire PLC	12/28/15	Morgan Stanley Capital Services LLC	1,492,983	41,376
Smith & Nephew PLC	12/28/15	Credit Suisse Securities (Europe) Limited	264,196	—
Societe Generale Paris	12/28/15	Credit Suisse Securities (Europe) Limited	1,397,256	—
STM FP	12/28/15	Credit Suisse Securities (Europe) Limited	58,085	(142)
STM IM	12/28/15	Credit Suisse Securities (Europe) Limited	588,135	—
TIM Participacoes SA ADR	07/27/15	Credit Suisse Securities (Europe) Limited	801,720	—
TSB Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	158,008	—
UBM PLC	12/28/15	Credit Suisse Securities (Europe) Limited	593,117	5,178
UniCredito	12/28/15	Credit Suisse Securities (Europe) Limited	853,061	—
Vinci SA	12/28/15	Credit Suisse Securities (Europe) Limited	692,108	—
Vodafone Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	3,401,396	—
Zalando SE	12/24/15	Credit Suisse Securities (Europe) Limited	13,958	—
Zurich Insurance Group AG	12/29/15	Credit Suisse Securities (Europe) Limited	675,680	—

Total Buys				$1,301,126

Sells
Abbvie, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	213,885	—
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	461,210	—
America Movil ADR	07/27/15	Credit Suisse Securities (Europe) Limited	110,174	—
AT&T, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	546,749	—
Banco Santander SA	12/28/15	Credit Suisse Securities (Europe) Limited	501,591	—
Bovespa Index	10/15/14	Morgan Stanley Capital Services LLC	13	39,707
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	115,755	—
Casino Guichard Perrachon SA	12/28/15	Credit Suisse Securities (Europe) Limited	317,177	—
Danone	12/28/15	Credit Suisse Securities (Europe) Limited	367,845	—
Deutsche Telekom AG	12/24/15	Credit Suisse Securities (Europe) Limited	233,412	—
Distribuidora Internacional	12/28/15	Credit Suisse Securities (Europe) Limited	301,518	—
Euro Stoxx SX7E	07/15/15	Credit Suisse Securities (Europe) Limited	425,762	(28,600)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	$169,336	$—
Heineken NV	12/28/15	Credit Suisse Securities (Europe) Limited	116,125	—
iBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank N.A	250,000	1,530
Iboxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank N.A	2,600,000	19,368
iBoxx Liquid Leverage Loans Index	12/22/14	JPMorgan Chase Bank N.A	1,700,000	15,996
Infineon Technologies AG	12/24/15	Credit Suisse Securities (Europe) Limited	310,745	—
KOSPI2 Index	12/11/14	Morgan Stanley Capital Services LLC	63	183,268
Legal & General Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	348,256	—
MSCI Daily World Gross Airlines	07/31/15	JPMorgan Chase Bank N.A	1,211	434
Nestle SA	12/29/15	Credit Suisse Securities (Europe) Limited	24,798	—
Pernod Ricard	12/28/15	Credit Suisse Securities (Europe) Limited	179,001	—
Reed Elsevier PLC	12/28/15	Credit Suisse Securities (Europe) Limited	81,158	—
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	298,352	—
Sainbury PLC	12/28/15	Credit Suisse Securities (Europe) Limited	262,363	—
SAP AG	12/24/15	Credit Suisse Securities (Europe) Limited	34,546	—
Technip SA	12/28/15	Credit Suisse Securities (Europe) Limited	430,587	—
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	129,088	—
Telefonica Brasil	07/27/15	Credit Suisse Securities (Europe) Limited	86,120	(695)
Telefonica SA	12/28/15	Credit Suisse Securities (Europe) Limited	271,728	—
Telenor ASA	12/29/15	Credit Suisse Securities (Europe) Limited	125,555	—
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	141,493	—
Texas Instruments, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	352,906	—
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	288,405	—
Unilever PLC	12/28/15	Credit Suisse Securities (Europe) Limited	156,605	—
Veolia Environment SA	12/28/15	Credit Suisse Securities (Europe) Limited	729,535	—
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	527,420	—
WPP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	348,734	—

Total Sells				$231,008

Total OTC Total Return Swaps Outstanding				$1,532,134

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2014

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.000%	12/19/16	Credit Suisse Securities (USA) LLC	6,361,000 USD	$1,374	$(923)	$2,297
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	3,025	—	3,025
Receives	Three-Month Libor	2.250%	12/17/19	Credit Suisse Securities (USA) LLC	6,550,000 USD	(57,282)	(44,311)	(12,971)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	22,544	—	22,544
Pays	Three-Month Libor	3.500%	12/19/44	Credit Suisse Securities (USA) LLC	1,204,000 USD	65,615	15	65,600
Pays	Three-Month Libor	3.000%	12/17/24	Credit Suisse Securities (USA) LLC	2,271,000 USD	55,688	34,987	20,701

Total Centrally Cleared Interest Rate Swaps Outstanding						$90,964	$(10,232)	$101,196

OTC Interest Rate Swap Outstanding at September 30, 2014

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	11.045%	01/02/17	JPMorgan Chase Bank, N.A.	1,910,073 BRL	$(18,595)	$—	$(18,595)

Total OTC Interest Rate Swap Outstanding						$(18,595)	$—	$(18,595)

Abbreviation Legend:
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BRL-CDI	Brazil Interbank Deposit Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
Euronext	Euronext Paris
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
SPDR	Standard and Poor’s Depository Receipt
Currency Legend:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2014 (Unaudited)

	Multi-Manager Fund	Multi-Strategy Fund[1]
Assets:
Total investments in securities, at value (cost of $1,030,414,040 and $330,251,493, respectively)[2]	$1,039,391,110	$327,874,315
Cash	268,878,455	145,267,877
Cash denominated in foreign currencies (cost $11,306,464 and $3,885,113, respectively)	10,536,768	3,824,393
Segregated cash balance with broker for securities sold short	245,922,744	86,418,339
Segregated cash balance with custodian for derivative financial instruments	30,050,214	9,436,594
Segregated cash balance with broker for futures contracts	30,494,583	10,098,868
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	2,047,442	630,385
Unrealized appreciation on forward foreign currency exchange contracts	8,665,463	2,496,136
Income receivable	4,779,445	1,393,459
Receivable for investments sold	59,875,481	13,984,764
Receivable for shares sold	826,834	16,826,741
Receivable for periodic payments from swap contracts	1,771,460	649,324
Variation margin receivable	784,597	72,035
Swap contracts, premium paid	866,543	—
Unrealized appreciation on swap contracts	5,654,335	1,622,108
Receivable from Investment Adviser	—	407,650
Prepaid expenses and other assets	—	164,821

Total assets	1,710,545,474	621,167,809

Liabilities:
Securities sold short, at value (proceeds of $260,286,507 and $93,632,758, respectively)	252,920,393	91,016,437
Securities lending collateral	58,063,249	24,712,541
Cash received as collateral for swaps	2,487,284	223,415
Options written, at value (premiums received $3,039,209 and $437,556, respectively)	3,553,639	708,149
Unrealized depreciation on forward foreign currency exchange contracts	4,238,977	1,231,227
Payable for reverse repurchase agreements	83,651,720	20,351,314
Payable for investments purchased	26,343,902	15,932,772
Payable for shares redeemed	568,070	245,170
Payable to Investment Adviser for recouped expense reimbursement	455,542	—
Swap contracts, premium received	567,980	135,872
Unrealized depreciation on swap contracts	788,936	99,848
Variation margin payable	1,653,951	601,314
Dividend and interest income payable on securities sold short	282,775	147,212
Management fee payable	6,147,356	1,772,041
Accrued expenses	1,835,109	1,202,287

Total liabilities	443,558,883	158,379,599

Net Assets	$1,266,986,591	$462,788,210

Net Assets Consist of:
Paid-in capital	1,169,785,783	458,297,783
Accumulated net investment loss	(13,871,966)	(1,326,760)
Accumulated net realized gain	84,512,763	2,362,650
Net unrealized appreciation/depreciation	26,560,011	3,454,537

Net Asset Value:
Net assets	$1,266,986,591	462,788,210
Class I Shares outstanding, no par value, unlimited shares authorized	116,458,579	45,678,207

Net asset value per share	$10.88	$10.13

[1]	The Fund commenced investment operations on June 16, 2014.
[2]	Includes $55,969,307 and $23,828,353, respectively, of investments in securities on loan.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Operations

For the Period Ended September 30, 2014 (Unaudited)

	Multi-Manager Fund	Multi-Strategy Fund[1]
Investment Income:
Dividends (including net foreign taxes withheld of $148,507 and $9,697, respectively)	$4,198,706	$566,552
Interest (including net foreign taxes withheld of $413 and $0, respectively)	11,059,544	1,351,728

Total income	15,258,250	1,918,280

Expenses:
Management fees	$12,002,301	1,934,059
Administration fees	1,062,083	261,853
Custodian fees	662,635	293,339
Trustees’ fees	62,297	33,011
Shareholder service fees	50,366	67,424
Offering costs	205,395	71,731
Registration fees	23,817	58,245
Printing and postage fees	132,203	72,256
Professional fees	416,646	350,668
Dividends and interest on securities sold short	1,840,285	354,001
Organization fees	—	107,000
Financing fees on securities sold short	1,158,913	127,374
Line of credit fee	45,541	15,167
Interest fees	595,873	77,632
Other	21,571	11,175

Total expenses	18,279,926	3,834,935

Expenses recouped (reimbursed) by Investment Adviser	571,476	(589,895)

Net expenses	18,851,402	3,245,040

Net investment income (loss)	(3,593,152)	(1,326,760)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	41,513,515	(262,787)
Net realized gain (loss) on securities sold short	(3,714,176)	819,989
Net realized gain (loss) on forward foreign currency exchange contracts	3,949,823	1,602,098
Net realized gain (loss) on foreign currency transactions	(92,908)	(280,804)
Net realized gain (loss) on futures contracts	(9,849,914)	(1,062,095)
Net realized gain (loss) on options written	2,882,571	392,994
Net realized gain (loss) on swap contracts	3,425,881	1,153,255
Net change in unrealized appreciation (depreciation) on investments in securities	(35,761,396)	(2,377,178)
Net change in unrealized appreciation (depreciation) on securities sold short	13,317,573	2,616,321
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	5,225,985	1,264,909
Net change in unrealized appreciation (depreciation) on foreign currency translations	134,781	(32,076)
Net change in unrealized appreciation (depreciation) on futures contracts	1,955,212	629,698
Net change in unrealized appreciation (depreciation) on options written	(1,519,030)	(270,593)
Net change in unrealized appreciation (depreciation) on swap contracts	7,451,327	1,623,456

Net realized and unrealized gain (loss)	28,919,244	5,817,187

Net increase in net assets resulting from operations	$25,326,092	4,490,427

[1]	The Fund commenced investment operations on June 16, 2014.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Multi-Manager Fund
	Six-Months Ended 9/30/2014 (unaudited)	Period Ended 3/31/2014[1]
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(3,593,152)	$(4,934,568)
Net realized gain	38,114,792	45,913,995
Net unrealized appreciation (depreciation)	(9,195,548)	35,755,559

Net increase in net assets resulting from operations	25,326,092	76,734,986

Distributions:
Distributions from net investment income	(418,772)	(4,570,359)

Capital Transactions:
Proceeds from sale of Class I Shares	118,950,160	1,232,785,935
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	418,772	4,570,359
Cost of Class I Shares redeemed	(60,194,960)	(126,715,622)

Net increase in net assets resulting from capital transactions	59,173,972	1,110,640,672

Net increase in net assets	84,081,292	1,182,805,299

Net Assets:
Beginning of period	1,182,905,299	100,000

End of period	$1,266,986,591	$1,182,905,299

Accumulated net investment loss	$(13,871,966)	$(9,860,042)

Share Transactions:
Beginning of period	110,951,809	10,000

Class I Shares sold	11,057,502	122,884,070
Class I Shares reinvested	38,348	440,716
Class I Shares redeemed	(5,589,080)	(12,382,977)

Net change in shares resulting from share transactions	5,506,770	110,941,809

End of period	116,458,579	110,951,809

[1]	The Fund commenced investment operations on August 6, 2013.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

Multi-Strategy Fund
Period Ended 9/30/2014[1] (unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,326,760)
Net realized gain	2,362,650
Net unrealized appreciation (depreciation)	3,454,537

Net increase in net assets resulting from operations	4,490,427

Capital Transactions:
Proceeds from sale of Class I Shares	473,821,292
Cost of Class I Shares redeemed	(15,523,509)

Net increase in net assets resulting from capital transactions	458,297,783

Net increase in net assets	462,788,210

Net Assets:
Beginning of period	—

End of period	$462,788,210

Accumulated net investment loss	$(1,326,760)

Share Transactions:
Beginning of period	—

Class I Shares sold	47,219,980
Class I Shares redeemed	(1,541,773)

Net change in shares resulting from share transactions	45,678,207

End of period	45,678,207

[1]	The Fund commenced investment operations on June 16, 2014.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows

Multi-Manager Fund
Six-Months Ended 9/30/2014[1] (unaudited)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$25,326,092
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(1,432,955,136)
Proceeds from securities sold short	422,279,878
Payments to cover securities sold short	(388,979,115)
Proceeds from disposition of investment in securities	1,287,078,975
Premiums paid on closing options written	(740,359)
Proceeds from premiums received from options written	4,477,540
Net realized gain on investments in securities	(41,513,515)
Net realized loss on securities sold short	3,714,176
Net realized gain on options written	(2,882,571)
Net accretion of bond discount and amortization of bond and swap premium	2,182,552
Net change in unrealized depreciation of investments in securities	35,761,396
Net change in unrealized appreciation of securities sold short	(13,317,573)
Net change in unrealized depreciation of options written	1,519,030
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(35,395,982)
Segregated cash balance with custodian for derivative financial instruments	(6,419,418)
Segregated cash balance with broker for futures contracts	(9,838,711)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	6,338,300
Unrealized appreciation on forward foreign currency exchange contracts	(7,288,890)
Income receivable	(879,368)
Receivable for periodic payments for swap contracts	(1,771,460)
Variation margin receivable	(391,929)
Swap contracts, premiums paid	1,208,014
Unrealized appreciation on swap contracts	(4,575,721)
Receivable from Investment Adviser	2,996,860
Prepaid expenses and other assets	342,014
Increase (decrease) in liabilities:
Securities lending collateral	26,893,126
Cash received as collateral for swaps	2,487,284
Unrealized depreciation on forward foreign currency exchange contracts	2,062,905
Swaps contracts, premiums received	(66,699)
Unrealized depreciation on swap contracts	(2,827,457)
Variation margin payable	1,604,432
Payable for periodic payments from swap contracts	(1,604,542)
Dividend and interest income payable on securities sold short	(59,885)
Interest payable on reverse repurchase agreements	73,283
Payable to Investment Adviser	455,542
Management fees payable	594,157
Accrued expenses	303,164

Net cash used for operating activities	(123,809,611)

Cash Flows from Financing Activities:
Proceeds from shares sold	119,297,264
Cost of shares repurchased	(60,155,705)
Proceeds from reverse repurchase agreements	285,438,388
Repayment of reverse repurchase agreements	(241,047,500)

Net cash provided by financing activities	103,532,447

Net increase in cash and foreign currency	(20,277,164)
Cash and foreign currency, beginning of period	299,692,387

Cash and foreign currency, end of period	$279,415,223

Supplemental Disclosure of Cash Flow Information
Cash paid during period for interest	758,254

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	418,772

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

Multi-Strategy Fund
Period Ended 9/30/2014[1] (unaudited)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$4,490,427
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(484,848,455)
Proceeds from securities sold short	150,480,859
Payments to cover securities sold short	(61,939,769)
Proceeds from disposition of investments in securities	161,640,577
Premiums paid on closing options written	(39,276)
Proceeds from premiums received from options written	869,826
Net realized loss on investments in securities	262,787
Net realized gain on securities sold short	(819,989)
Net realized gain on options written	(392,994)
Net accretion of bond discount and amortization of bond and swap premium	553,263
Net change in unrealized depreciation of investments in securities	2,377,178
Net change in unrealized appreciation of securities sold short	(2,616,321)
Net change in unrealized depreciation of options written	270,593
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(86,418,339)
Segregated cash balance with custodian for derivative financial instruments	(9,436,594)
Segregated cash balance with broker for futures contracts	(10,098,868)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(630,385)
Unrealized appreciation on forward foreign currency exchange contracts	(2,496,136)
Income receivable	(1,393,459)
Receivable for periodic payments for swap contracts	(649,324)
Variation margin receivable	(72,035)
Unrealized appreciation on swap contracts	(1,622,108)
Receivable from Investment Adviser	(407,650)
Prepaid expenses and other assets	(164,821)
Increase (decrease) in liabilities:
Securities lending collateral	24,712,541
Cash received as collateral for swaps	223,415
Unrealized depreciation on forward foreign currency exchange contracts	1,231,227
Swaps contracts, premiums received	135,872
Unrealized depreciation on swap contracts	99,848
Variation margin payable	601,314
Dividend and interest income payable on securities sold short	147,212
Interest payable on reverse repurchase agreements	16,552
Management fees payable	1,772,041
Accrued expenses	1,202,287

Net cash used for operating activities	(312,958,704)

Cash Flows from Financing Activities:
Proceeds from shares sold	456,994,551
Cost of shares repurchased	(15,278,339)
Proceeds from reverse repurchase agreements	38,601,511
Repayment of reverse repurchase agreements	(18,266,749)

Net cash provided by financing activities	462,050,974

Net increase in cash and foreign currency	149,092,270
Cash and foreign currency, beginning of period	—

Cash and foreign currency, end of period	$149,092,270

Supplemental Disclosure of Cash Flow Information
Cash paid during period for interest	94,184

[1]	The Fund commenced investment operations on June 16, 2014.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Multi-Manager Fund—Class I
	Six-Months Ended 9/30/2014 (unaudited)	Period Ended 3/31/2014[1]
Net Asset Value, Beginning of Period	$10.66	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.05)[2]
Net realized and unrealized gain (loss)	0.25	0.75

Total From Investment Operations	0.22	0.70

Less Distributions to Shareholders:
From net investment income (loss)	(0.00)[3]	(0.04)

Total Distributions	(0.00)[3]	(0.04)

Net Asset Value, End of Period	$10.88	$10.66

Total Return[4]	2.10%	7.04%

Ratios to Average Net Assets:[5,6]
Total expenses before recoupment (reimbursement) from Investment Adviser	2.93%	3.33%
Recoupment (reimbursement) from Investment Adviser	0.11%	(0.27)%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.04%	3.06%
Excluded Expenses[7]	(0.64)%	(0.66)%

Expenses, net of impact of excluded expenses	2.40%	2.40%

Net investment income (loss)	(0.57)%	(0.69)%

Supplemental Data:
Net assets, end of period (000 omitted)	$1,266,987	$1,182,905
Portfolio turnover[4]	127%	135%

[1]	For the period August 6, 2013 (commencement of operations) to March 31, 2014.
[2]	Calculated using average shares outstanding.
[3]	Represents less than $0.01.
[4]	Percentage represents the results for the period and is not annualized.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

Multi-Strategy Fund—Class I
Period Ended 9/30/2014[1] (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment loss	(0.04)[2]
Net realized and unrealized gain	0.17

Total From Investment Operations	0.13

Net Asset Value, End of Period	$10.13

Total Return[3]	1.30%

Ratios to Average Net Assets:[4]
Total expenses before reimbursement from Investment Adviser	3.63%
Reimbursement from Investment Adviser[5]	(0.52)%

Net expenses after reimbursement from Investment Adviser	3.11%
Excluded Expenses[5]	(0.71)%

Expenses, net of impact of excluded expenses	2.40%

Net investment loss	(1.18)%

Supplemental Data:
Net assets, end of period (000 omitted)	$462,788
Portfolio turnover[3]	66%

[1]	For the period June 16, 2014 (commencement of operations) to September 30, 2014.
[2]	Calculated using average shares outstanding.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended September 30, 2014 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series that have commenced operations, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations on August 6, 2013 and June 16, 2014, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional or, “alternative,” investment strategies. The Investment Adviser determines the allocations of the Funds’ assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”), are Delaware limited liability companies. The Cayman Subsidiaries are expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiaries III and Domestic Subsidiaries IV are each expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments based on market quotations or at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of each of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of September 30, 2014.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Funds have the ability to redeem their investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice, and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. Securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price (long positions) or ask price (short positions) or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2014, no such adjustments have been made.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker- dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes and pricing services. At September 30, 2014, the value of these securities was approximately $11,968,240. In the instance where less than three broker-dealer quotations are received, such investments will generally be categorized as Level 3 within the fair value hierarchy. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Adviser has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s net asset value or its equivalent in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the net asset value calculation, performing ongoing operational due diligence, review of each Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. If it is determined, based on due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of an Investee Fund does not represent fair value, the FVC or the Board shall estimate the fair value in good faith and as determined under approved policies and procedures. There were no instances of such determination made as of September 30, 2014.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund’s management, it is possible that the Fund could lose all or substantially all of its investment.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities they do not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Funds establish a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation on securities sold short in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed and is recorded as a net realized gain or loss on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Cash

At September 30, 2014, the Multi-Manager Fund and Multi-Strategy Fund had $268,878,455 and $145,267,877, respectively, in domestic cash and $10,536,768 and $3,824,393, respectively, in foreign cash held at a major U.S. bank.

Foreign Currency

The functional currency of each Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Funds do not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Contingencies

Under the Trust’s Declaration of Trust, each of the Funds’ officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations and indemnifications. The Funds expect the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Funds’ policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Funds plan to file U.S. federal and various state and local tax returns.

For the current open tax year and all major jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

Organization Costs

Organizational expenses associated with the establishment of the Funds were expensed by the Funds as incurred and reimbursed by the Investment Adviser in accordance with the terms of the Expense Limitation and Reimbursement agreement (see Note 7).

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Funds, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Funds will be reinvested in additional Shares (defined below) of the Funds or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between each Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Funds to offset certain derivative financial instruments’ with collateral. At September 30, 2014, the Funds used the gross method of presentation in their consolidated

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Funds is segregated by the Funds’ custodian and identified as such in each Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Funds and the applicable counterparty. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Funds manage counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Funds may contain credit risk related contingent features that could be triggered subject to certain circumstances. Such circumstances may include agreed upon net asset value threshold. If triggered, the counterparty could request additional cash margin and/or terminate the contract.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2014, the face value of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund was $83,533,888 and $20,334,762, respectively. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended September 30, 2014 for Multi-Manager Fund and Multi-Strategy Fund was approximately $42,398,418 and $10,106,885, respectively, at a weighted average weekly interest rate of 1.98% and 2.03%, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following table presents the reverse repurchase agreements, which are subject to enforceable MRA’s, as well as the collateral delivered related to those reverse repurchase agreements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Multi-Manager Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount
Bank of America Merrill Lynch	$55,868,689	$(55,868,689)	$—	$—
Credit Suisse Securities (Europe) LLC	1,773,001	(1,773,001)	—	—
Credit Suisse Securities (USA) LLC	26,010,030	(26,010,030)	—	—

Total	$83,651,720	$(83,651,720)	$—	$—

(1)

Excess of collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2014 was $110,120,990 and $1,281,215, respectively.

Multi-Strategy Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount
Bank of America Merrill Lynch	$17,709,236	$(17,709,236)	$—	$—
Credit Suisse Securities (Europe) LLC	430,786	(430,786)	—	—
Credit Suisse Securities (USA) LLC	2,211,292	(2,211,292)	—	—

Total	$20,351,314	$(20,351,314)	$—	$—

(1)

Excess of collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2014 was $26,948,457 and $318,665, respectively.

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by each Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of September 30, 2014, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $55,969,307 and $23,858,353, respectively, and each Fund had received cash collateral of $58,063,249 and $24,712,541, respectively.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

The following table is a summary of each Fund’s securities lending agreements by borrower/counterparty which are subject to offset under the securities lending agreement as of September 30, 2014:

Multi-Manager Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Securities LLC	$8,063,077	$(8,063,077)	$—
Citigroup Global Markets, Inc.	4,945,243	(4,945,243)	—
Credit Suisse Securities (USA) LLC	3,531,187	(3,531,187)	—
Deutsche Bank Securities, Inc.	586,309	(586,309)	—
Goldman Sachs & Co.	6,664,057	(6,664,057)	—
Jefferies LLC	1,414,844	(1,414,844)	—
JP Morgan Clearing Corp.	5,394,098	(5,394,098)	—
JP Morgan Securities LLC	324,825	(324,825)	—
JP Morgan Securities PLC	715,208	(715,208)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,911,734	(5,911,734)	—
Newedge USA, LLC	8,835	(8,835)	—
Pershing LLC	1,299,050	(1,299,050)	—
RBC Capital Markets, LLC	6,702,916	(6,702,916)	—
Sanford C. Bernstein & Co. LLC	18,678	(18,678)	—
State Street Bank and Trust Company	8,941,943	(8,941,943)	—
UBS Securities LLC	1,447,303	(1,447,303)	—

Total	$55,969,307	$(55,969,307)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Strategy Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage, Inc.	$332	$(332)	$—
BNP Paribas Securities Corp.	314,760	(314,760)	—
Citadel Securities LLC	909,822	(909,822)	—
Citigroup Global Markets, Inc.	2,403,670	(2,403,670)	—
Deutsche Bank Securities, Inc.	5,715,012	(5,715,012)	—
Goldman Sachs & Co.	2,774,647	(2,774,647)	—
Industrial & Commercial Bank of China Financial Services LLC	82,516	(82,516)	—
Janney Montgomery Scott LLC	113,259	(113,259)	—
JP Morgan Clearing Corp.	4,080,400	(4,080,400)	—
JP Morgan Securities LLC	91,500	(91,500)	—
JP Morgan Securities PLC	69,534	(69,534)	—
Merrill Lynch International	219,639	(219,639)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,986,248	(3,986,248)	—
Morgan Stanley & Co. LLC	860,722	(860,722)	—
Newedge USA, LLC	621,845	(621,845)	—
Pershing LLC	1,166,454	(1,166,454)	—

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Sanford C. Bernstein & Co. LLC	$62,971	$(62,971)	$—
Timber Hill LLC	181,644	(181,644)	—
UBS Securities LLC	203,378	(203,378)	—

Total	$23,858,353	$(23,858,353)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to certain risks such as credit risk, equity risk, and interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. Fair value of assets and liabilities related to the each Fund’s derivative financial instruments are included in the Consolidated Statement of Assets and Liabilities. The following disclosures contain information on how the Funds use derivative financial instruments and how the derivative financial instruments affect the Funds’ financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of the period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation or depreciation on futures contracts on the Consolidated Statement of Operations. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by a Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options Written

Each Fund’s transactions in written call and put options during the period ended September 30, 2014 were as follows:

Multi-Manager Fund

	Calls			Puts
	Contacts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2014	—	52,760,000	$1,144,349	3,856	23,715,451	$1,040,251
Options written	14,081	29,907,600	3,065,430	9,651	2,789,558	1,412,110
Options bought back	(2,860)	(11,223,200)	(710,969)	(2,237)	(8,302,496)	(1,021,831)
Options exercised	—	—	—	—	—	—
Options expired	(9,862)	(3,167,000)	(1,052,835)	(10,159)	(597,113)	(837,296)

Options Outstanding, September 30, 2014	1,359	68,277,400	$2,445,975	1,111	17,605,400	$593,234

Multi-Strategy Fund

	Calls			Puts
	Contacts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, June 16, 2014 (commencement of operations)	—	—	$—	—	—	$—
Options written	3,463	13,043,500	695,770	2,400	2,442,390	174,056
Options bought back	(413)	—	(21,727)	(84)	(2,130,279)	(18,543)
Options exercised	—	—	—	—	—	—
Options expired	(2,579)	(899,800)	(302,014)	(1,925)	(72,111)	(89,986)

Options Outstanding, September 30, 2014	471	12,143,700	$372,029	391	240,000	$65,527

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“swaps”). Swaps are bilaterally negotiated agreements between a Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Funds may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by a Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities. An upfront payment made by a Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by a Fund or made by a Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Credit default swaps are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

At September 30, 2014, the Multi-Manager Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Manager Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swap contracts, at fair value (a)	$—	Swap contracts, at fair value (a)	$54,214
	Centrally cleared swaps, at fair value (b)	414,997	Centrally cleared swaps, at fair value (b)	194,033
	Unrealized appreciation on futures contracts (b)	1,056,721	Unrealized depreciation on futures contracts (b)	1,435,434
Equity	Swaps contracts, at fair value (a)	4,997,380	Swap contracts, at fair value (a)	226,159
	Unrealized appreciation on futures contracts (b)	2,707,949	Unrealized depreciation on futures contracts (b)	2,371,789
	Purchased options at fair value (c)	2,792,489	Options written, at value	258,257

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (b)	$4,261,750	Unrealized depreciation on futures contracts (b)	$3,009,778
Credit	Swaps contacts, at fair value (a)	1,320,473	Swap contracts, at fair value (a)	873,518
Foreign Exchange	Purchased options at fair value (c)	4,110,982	Options written, at value	3,295,382
	Unrealized appreciation on forward foreign currency exchange contracts	8,665,463	Unrealized depreciation on forward foreign currency exchange contracts	4,238,977

Total		$30,328,204		$15,957,541

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2014:

Consolidated Statement of Operations Location— Net Realized Gain (Loss)	Commodity		Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$		$336,383	$(359,203)	$3,448,701	$—	$3,425,881
Future contracts		(3,509,001)	1,511,197	—	(7,852,110)	—	(9,849,914)
Purchased options (c)		—	—	—	(9,477,061)	319,032	(9,158,029)
Options written			—	—	2,567,126	315,445	2,882,571
Forward foreign currency exchange contracts		—	—	—	—	3,949,823	3,949,823

		$(3,509,001)	$1,847,580	$(359,203)	$(11,313,344)	$4,584,300	$(8,749,668)

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$26,192	$335,589	$7,089,546	$—	$7,451,327
Future contracts (b)	1,213,712	(1,350,870)	—	2,092,370	—	1,955,212
Purchased options (c)	—	40,735	—	727,953	1,500,917	2,269,605
Options written	—	—	—	(82,425)	(1,436,605)	(1,519,030)
Forward foreign currency exchange contracts	—	—	—	—	5,225,985	5,225,985

	$1,213,712	$(1,283,943)	$335,589	$9,827,444	$5,290,297	$15,383,099

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

At September 30, 2014, the Multi-Strategy Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Strategy Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swap contracts, at fair value (a)	$—	Swap contracts, at fair value (a)	$18,595
	Centrally cleared swaps, at fair value (b)	148,246	Centrally cleared swaps, at fair value (b)	57,282
	Unrealized appreciation on futures contracts (b)	352,971	Unrealized depreciation on futures contracts (b)	393,124
Equity	Swaps contracts, at fair value (a)	1,529,262	Swap contracts, at fair value (a)	34,022
	Unrealized appreciation on futures contracts (b)	996,306	Unrealized depreciation on futures contracts (b)	666,711
	Purchased options at fair value (c)	1,047,560	Options written, at value	79,860
Commodity	Unrealized appreciation on futures contracts (b)	1,211,289	Unrealized depreciation on futures contracts (b)	871,033
Credit	Swaps contacts, at fair value (a)	68,272	Swap contracts, at fair value (a)	158,529
Foreign Exchange	Purchased options at fair value (c)	833,421	Options written, at value	628,289
	Unrealized appreciation on forward foreign currency exchange contracts	2,496,136	Unrealized depreciation on forward foreign currency exchange contracts	1,231,227

Total		$8,683,463		$4,138,672

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2014:

Consolidated Statement of Operations Location— Net Realized Gain (Loss)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$—	$16,900	$551	$1,135,804	$—	$1,153,255
Future contracts	(604,667)	(127,934)	—	(329,494)	—	(1,062,095)
Purchased options (c)	—	—	—	(1,244,851)	159,694	(1,085,157)
Options written	—	—	—	394,060	(1,066)	392,994
Forward foreign currency exchange contracts	—	—	—	—	1,602,098	1,602,098

	$(604,667)	$(111,034)	$551	$(44,481)	$1,760,726	$1,001,095

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$82,601	$45,615	$1,495,240	$—	$1,623,456
Future contracts (b)	340,256	(40,153)	—	329,595	—	629,698
Purchased options (c)	—	—	—	(193,166)	333,043	139,877
Options written	—	—	—	74,968	(345,561)	(270,593)
Forward foreign currency exchange contracts	—	—	—	—	1,264,909	1,264,909

	$340,256	$42,448	$45,615	$1,706,637	$1,252,391	$3,387,347

(a)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(b)

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(c)

Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent each Fund’s average volume for the period ended September 30, 2014:

Multi-Manager Fund

Derivative Description	Average Notional or Face Amount
Swap contracts	$342,502,151
Futures contracts	$2,559,372,958
Purchased options	$72,950,097
Options written	$74,267,855
Forward foreign currency exchange contracts	$588,455,520

Multi-Strategy Fund

Derivative Description	Average Notional or Face Amount(1)
Swap contracts	$82,185,892
Futures contracts	$635,897,797
Purchased options	$11,814,933
Options written	$9,401,927
Forward foreign currency exchange contracts	$150,727,117

(1)	Averages are based on activity levels during the period June 16, 2014 (commencement of operations) through September 30, 2014.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Netting Arrangements

The Funds use master netting arrangements, which allow certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2014.

Multi-Manager Fund

Description:	Assets	Liabilities
Futures contracts	$8,026,420	$(6,817,001)
Forward foreign currency exchange contracts	8,665,463	(4,238,977)
Purchased options*	6,903,471	—
Swaps	6,317,853	(1,153,891)
Options written	—	(3,553,639)
Centrally cleared derivative financial instruments	414,997	(194,033)

Total gross amounts of derivative financial instrument assets and liabilities	$30,328,204	$(15,957,541)
Derivative financial instruments not subject to MNA	(11,053,266)	7,254,273

Total gross amounts subject to MNA	$19,274,938	$(8,703,268)

*	Value of options purchased as reported in the Consolidated Schedule of Investments; amount is classified as Investments in securities in the Consolidated Statement of Assets and Liabilities.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2014:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)
By Counterparty (1)
Credit Suisse Securities (Europe) Limited	$3,529,418	$(115,413)	$—	$—	$3,414,005
JP Morgan Chase Bank N.A.	3,140,521	(1,690,736)	—	—	1,449,785
Morgan Stanley Capital Services LLC	1,266,901	(1,266,901)	—	—	—
Morgan Stanley & Co., LLC	741,127	(14,175)	—	—	726,952
Credit Suisse International	300,440	(131,005)	—	(169,435)	—
State Street Bank and Trust	232,173	—	—	—	232,173
Morgan Stanley & Co International plc	159,284	—	—	—	159,284

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)

Cayman Subsidiary
State Street Bank and Trust	$6,598,187	$(3,576,877)	$—	$(2,747,158)	$274,152
Morgan Stanley Capital Services LLC	753,867	—	—	—	753,867

Domestic Subsidiary III
JP Morgan Chase Bank N.A.	573,691	—	—	—	573,691
Credit Suisse International	380,063	(111,360)	—	—	268,703
Morgan Stanley Capital Services LLC	263,244	(37,120)	—	—	226,124
State Street Bank and Trust	144,282	—	—	—	144,282
Credit Suisse Securities (Europe) Limited	21,298	(2,353)	—	—	18,945

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	691,255	(95,805)	(595,450)	—	—
State Street Bank and Trust	386,528	—	—	(297,765)	88,763
Morgan Stanley & Co., LLC	92,659	(487)	—	—	92,172

Total	$19,274,938	$(7,042,232)	$(595,450)	$(3,214,358)	$8,422,898

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)
By Counterparty (1)
JP Morgan Chase Bank N.A.	$(1,690,736)	$1,690,736	$—	$—	$—
Morgan Stanley Capital Services LLC	(2,927,937)	1,266,901	290,000	—	(1,371,036)
Credit Suisse International	(131,005)	131,005	—	—	—
Credit Suisse Securities (Europe) Limited	(115,413)	115,413	—	—	—
Morgan Stanley & Co., LLC	(14,175)	14,175	—	—	—

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

Cayman Subsidiary
State Street Bank and Trust	$(3,576,877)	$3,576,877	$—	$—	$—

Domestic Subsidiary III
Credit Suisse International	(111,360)	111,360	—	—	—
Morgan Stanley Capital Services LLC	(37,120)	37,120	—	—	—
Credit Suisse Securities (Europe) Limited	(2,353)	2,353	—	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	(95,805)	95,805	—	—	—
Morgan Stanley & Co., LLC	(487)	487	—	—	—

Total	$(8,703,268)	$7,042,232	$290,000	$—	$(1,370,036)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(6)	At September 30, 2014, the Fund received securities as collateral for derivative financial instruments.

Multi-Strategy Fund

Description:	Assets	Liabilities
Futures contracts	$2,560,566	$(1,930,868)
Forward foreign currency exchange contracts	2,496,136	(1,231,227)
Purchased options*	1,880,981	—
Swaps	1,597,534	(211,146)
Options written	—	(708,149)
Centrally cleared derivative financial instruments	148,246	(57,282)

Total gross amounts of derivative financial instrument assets and liabilities	$8,683,463	$(4,138,672)
Derivative financial instruments not subject to MNA	(3,665,356)	2,062,522

Total gross amounts subject to MNA	$5,018,107	$(2,076,150)

*	Value of options purchased as reported in the Consolidated Schedule of Investments; amount is classified as investments in securities in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2014:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)
By Counterparty (1)
Credit Suisse Securities (Europe) Limited	$1,075,112	$(29,844)	$—	$—	$1,045,268
Morgan Stanley Capital Services LLC.	732,637	(732,637)	—	—	—
Morgan Stanley & Co., LLC	281,064	(4,581)	—	—	276,483
Morgan Stanley & Co International plc	123,425	(123,425)	—	—	—
JP Morgan Chase Bank N.A.	105,059	(21,130)	—	—	83,929
Credit Suisse International	97,884	(5,487)	—	—	92,397
State Street Bank and Trust	59,426	—	—	—	59,426

Cayman Subsidiary
State Street Bank and Trust	1,922,315	(1,026,734)	—	(663,671)	231,910
Morgan Stanley Capital Services LLC	222,975	—	—	—	222,975
Domestic Subsidiary III
State Street Bank and Trust	93,363	—	—	—	93,363
JP Morgan Chase Bank N.A.	36,894	—	—	—	36,894
Credit Suisse Securities (Europe) Limited	6,588	(837)	—	—	5,751

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	225,397	(1,052)	—	—	224,345
Morgan Stanley & Co., LLC	35,968	(290)	(35,678)	—	—

Total	$5,018,107	$(1,946,017)	$(35,678)	$(663,671)	$2,372,741

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)
By Counterparty (1)
Morgan Stanley Capital Services LLC.	$(833,329)	$732,637	$100,692	$—	$—
Morgan Stanley & Co International plc	(152,866)	123,425	29,441	—	—
Credit Suisse Securities (Europe) Limited	(29,844)	29,844	—	—	—
JP Morgan Chase Bank N.A.	(21,130)	21,130	—	—	—
Credit Suisse International	(5,487)	5,487	—	—	—
Morgan Stanley & Co., LLC	(4,581)	4,581	—	—	—

Cayman Subsidiary
State Street Bank and Trust	(1,026,734)	1,026,734	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	(837)	837	—	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	(1,052)	1,052	—	—	—
Morgan Stanley & Co., LLC	(290)	290	—	—	—

Total	$(2,076,150)	$1,946,017	$130,133	$—	$—

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(6)	At September 30, 2014, the Fund received securities as collateral for derivative financial instruments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the each Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2014:

Multi-Manager Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$523,192,387	$26,394	$—	$523,218,781
Preferred Stock	—	678,355	—	678,355
Asset-Backed Securities	—	99,608,078	—	99,608,078
Convertible Bonds	—	3,930,825	—	3,930,825
Bank Loans	—	23,582,625	—	23,582,625
Corporate Bonds & Notes	—	84,421,538	11,968,240	96,389,778
Foreign Government	—	36,571,323	—	36,571,323
Mortgage-Backed Securities	—	213,282,585	—	213,282,585
U.S. Government Sponsored Agency Securities	—	32,321,167	—	32,321,167
Exchange-Traded Funds	2,904,122	—	—	2,904,122
Purchased Options	2,438,335	4,465,136	—	6,903,471
Total Investment in Securities:	$528,534,844	$498,888,026	$11,968,240	$1,039,391,110
Forward Foreign Currency Exchange Contracts	—	8,665,463	—	8,665,463
Futures Contracts	8,026,420	—	—	8,026,420
OTC Credit Default Swaps	—	1,233,021	—	1,233,021
OTC Total Return Swaps	—	5,084,832	—	5,084,832
Interest Rate Swaps	—	414,997	—	414,997
Total Assets	$536,561,264	$514,286,339	$11,968,240	$1,062,815,843

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$243,942,446	$8,977,947	$—	$252,920,393
Options Written	243,239	3,310,400	—	3,553,639
Reverse Repurchase Agreements	—	83,651,720	—	83,651,720
Securities Lending Collateral	—	58,063,249	—	58,063,249
Forward Foreign Currency Exchange Contracts	—	4,238,977	—	4,238,977
Futures Contracts	6,817,001	—	—	6,817,001
OTC Credit Default Swaps	—	757,532	—	757,532
OTC Total Return Swaps	—	342,145	—	342,145
Interest Rate Swaps	—	248,247	—	248,247
Total Liabilities	$251,002,686	$159,590,217	$—	$410,592,903

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Asset Description: Investment in Securities	Investment in Investee Fund	Corporate Bonds & Notes	Total
Balance as of April 1, 2014	$27,801,750	$—	$27,801,750
Transfers In	—	13,326,000	13,326,000
Transfers Out	(27,801,750)	—	(27,801,750)
Purchases	—	937,500	937,500
Sales	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	—	(2,295,260)	(2,295,260)

Balance as of September 30, 2014	$—	$11,968,240	$11,968,240

Net change in unrealized appreciation related to investments still held as of September 30, 2014	$—	$(2,295,260)	$(2,295,260)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of September 30, 2014.

Asset Description: Investments in Securities:	Fair Value at September 30, 2014	Valuation Technique	Unobservable Inputs	Range of Inputs (Weighted Average)
Corporate Bonds & Notes	$11,968,240	Broker-dealer Quotations	Bid Price	NA

Multi-Strategy Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$191,616,584	$—	$—	$191,616,584
Preferred Stock	186,859	—	—	186,859
Asset-Backed Securities	—	22,565,982	—	22,565,982
Convertible Bonds	—	624,809	—	624,809
Bank Loans	—	1,148,912	—	1,148,912
Corporate Bonds & Notes	—	20,014,211	—	20,014,211
Foreign Government	—	11,545,867	—	11,545,867
Mortgage-Backed Securities	—	66,698,538	—	66,698,538
U.S. Government Sponsored Agency Securities	—	10,814,261	—	10,814,261
Exchange-Traded Funds	777,311	—	—	777,311
Purchased Options	893,448	987,533	—	1,880,981
Total Investment in Securities:	$193,474,202	$134,400,113	$—	$327,874,315

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Asset Description:	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$2,496,136	$—	$2,496,136
Futures Contracts	2,560,566	—	—	2,560,566
OTC Credit Default Swaps	—	31,378	—	31,378
OTC Total Return Swaps	—	1,566,156	—	1,566,156
Interest Rate Swaps	—	148,246	—	148,246
Total Assets	$196,034,768	$138,642,029	$—	$334,676,797

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$89,566,775	$1,449,662	$—	$91,016,437
Options Written	74,373	633,776	—	708,149
Reverse Repurchase Agreements	—	20,351,314	—	20,351,314
Securities Lending Collateral	—	24,712,541	—	24,712,541
Forward Foreign Currency Exchange Contracts	—	1,231,227	—	1,231,227
Futures Contracts	1,930,868	—	—	1,930,868
OTC Credit Default Swaps	—	158,529	—	158,529
OTC Total Return Swaps	—	34,022	—	34,022
Interest Rate Swaps	—	75,877	—	75,877
Total Liabilities	$91,572,016	$48,646,948	$—	$140,218,964

The Funds recognize transfers within the fair value hierarchy as of the beginning of the period. For the Multi-Manager Fund, transfers out of Level 3 related to its Investment in Investee Fund is primarily due to the expiration of liquidity restrictions. There were no transfers for the Multi-Strategy Fund for the period ended September 30, 2014.

Realized gains and unrealized depreciation recorded for Level 3 investments are reported as net realized gain from investments in securities and net unrealized appreciation from investments in securities in the Consolidated Statement of Operations.

6. Purchase and Sale of Fund Shares

The Multi-Manager Fund currently offers Class I Shares and the Multi-Strategy Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares, of which only Class I Shares are outstanding as of the period ended September 30, 2014.

Multi-Manager Fund Class I Shares are offered to investors who are clients of investment advisors, consultants, broker-dealers or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory Partners L.P. to offer shares. Multi-Manager Fund Class I Shares may also be offered for investment by personnel of the Investment Adviser, and as otherwise determined by the Board. Class I Shares of Multi-Manager Fund are held exclusively by a single financial advisor who holds shares on behalf of its clients.

Multi-Strategy Fund Class I Shares are offered to institutional investors and investors who are clients of investment advisors, broker-dealers, financial institutions or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory Partners L.P. to offer shares. Multi-Strategy Fund Class I Shares may also be offered to institutional investors and individuals who meet the minimum investment requirements and purchase directly from the Multi-Strategy Fund, including purchases by individuals through individual retirement accounts.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Shares of the Funds may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Funds, each Fund will pay the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on each Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of each Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee shall be 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee shall be 1.80% (annualized).

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Funds by the Investment Adviser from the Management Fee received by the Investment Adviser.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Manager Fund Agreement”) with the Multi-Manager Fund to limit the amount of Specified Expenses (as defined below) of the Fund’s to 0.45% per annum of the Fund’s net assets (the “Multi-Manager Fund Total Expense Cap”). Specified Expenses includes all expenses incurred by the Multi-Manager Fund with the exception of (i) the Management Fee, (ii) the distribution or service fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Manager Fund Excluded Expenses”).

The Investment Adviser has also entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Strategy Fund Agreement”) with the Multi-Strategy Fund to limit the amount of Specified Expenses (as defined below) of the Fund’s to 2.40% per annum of the Fund’s Class I Shares (the “Multi-Strategy Total Expense Cap”). Specified Expenses includes all expenses incurred by the Multi-Strategy Fund with the exception of (i) the distribution or service fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Strategy Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Funds for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after May 31, 2016. The Funds have agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses are less than the lower of the Total Expense Cap and any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

total expense cap. As of September 30, 2014, the repayments that potentially may be made by the Multi-Manager Fund to the Investment Adviser total $2,424,934. Of this amount, repayments of $437,240 have an expiration date of May 8, 2016 and repayments of $1,987,694 have a maximum expiration date of March 31, 2017. The repayments that potentially may be made by the Multi-Strategy Fund to the Investment Adviser total $589,895. Of this amount, repayments of $589,895 have a maximum expiration date of March 31, 2018.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Funds. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Funds’ distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Funds to credit and counterparty risk consist principally of cash due from counterparties and investments. The Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non- standard settlement trades, the Funds restrict exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for over-the-counter traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Funds may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: Each Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. Each Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended September 30, 2014 were as follows:

	Multi-Manager Fund	Multi-Strategy Fund
Purchases	$1,380,238,385	$477,411,172
Sales	$1,194,616,913	$160,196,968

11. Income Tax Information

The Funds intend to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds have adopted a tax year-end of October 31, therefore unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2013. The Funds intend to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Funds make no provision for U.S. federal income or excise taxes.

Each Fund’s policy is to declare and pay distributions from net investment income and from net realized short- term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2014 (Unaudited)

12. Borrowings Under Credit Facility

Each Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) for $30,000,000 (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Funds. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Funds to the Bank. Outstanding borrowings bear interest at a rate equal to 0.85% plus the Overnight LIBOR Rate per annum (0.93% at September 30, 2014). A commitment fee is charged in the amount of 0.20% per annum for each day during which the aggregate outstanding principal balance is less than 50% of the sum of the Aggregate Commitment Amount, and 0.10% per annum at all other times. Outstanding borrowings and accrued interest are due no later than February 2, 2015 and July 1, 2015 for the Multi-Manager Fund and Multi-Strategy Fund, respectively, the termination dates of each Fund’s Facility, at which time the Funds and the Bank can agree to extend the existing agreement. At September 30, 2014, the Funds had no outstanding borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Manager Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual	$1,000.00	1,021.00	$15.40
Hypothetical (assuming a 5% return before expenses)	$1,000.00	1,009.83	$15.32

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 3.04%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the commencement of operations and held through the period ended September 30, 2014.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2014.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/16/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,013.00	$ 9.09
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.48	$15.67

[1]

“Actual” expense information for the Fund is for the period from June 16, 2014 (commencement of operations) to September 30, 2014. Actual expenses are equal to the Fund’s annualized net expense ratio of 3.11%, multiplied by 106/365 (to reflect the period from commencement of operations to September 30, 2014). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

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Management of the Fund

The Funds’ operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Funds’ officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Trustees were elected by the initial shareholder of the Funds.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Funds or to one or more Subsidiaries.

•	AlphaParity, LLC
•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Investment Management, LLP (and its predecessor, Boussard & Gavaudan Asset Management, LP)
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	Credit Suisse Hedging-Griffo Servicos Internacionais S.A.
•	EMSO Partners Limited
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	Nephila Capital, Ltd. (Multi-Manager Fund only)
•	Rail-Splitter Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Union Point Advisors, LLC
•	Waterfall Asset Management, LLC
•	Wellington Management Company, LLP

Compensation for Trustees

The Trust pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid $45,000 per fiscal year for his or her services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year from the Trust. Trustees are reimbursed by the Trust for their travel expenses related to Board meetings, continuing education and conferences.

Form N-Q Filings

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing

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and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Funds’ portfolio securities and information regarding how the Funds voted proxies relating to their portfolio securities from inception through June 30, 2014 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements—Multi-Manager Fund

At meetings of the Board held in person on May 21-22, 2014 and July 8, 2014, the Board, including all of the Independent Trustees, considered and unanimously approved the subadvisory agreements for Multi-Manager Fund (“Multi-Manager Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

•	Waterfall Asset Management, LLC (at May meeting)
•	Boussard & Gavaudan Investment Management, LLP (at May meeting)
•	Rail-Splitter Capital Management, LLC (at July meeting).

At the Board’s May meeting, the Board, including all of the Independent Trustees, also considered and unanimously approved amended and restated subadvisory agreements for Multi-Manager Fund (“Amended and Restated Multi-Manager Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

•	AlphaParity, LLC
•	Boussard & Gavaudan Asset Management, LP
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	Credit Suisse Hedging-Griffo Servicos Internacionais S.A.
•	EMSO Partners Limited
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	Two Sigma Advisers, LLC
•	Union Point Advisors, LLC
•	Wellington Management Company, LLP.

The Independent Trustees were assisted in their review of the Multi-Manager Sub-Advisory Agreements and Amended and Restated Multi-Manager Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Multi-Manager Sub-Advisory Agreements and Amended and Restated Multi-Manager Sub-Advisory Agreements. The Board noted that BAIA and the Multi-Manager Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met.

Before the meetings, with respect to the Multi-Manager Sub-Advisory Agreements for Waterfall Asset Management, LLC and Rail-Splitter Capital Management, LLC, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating

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the Multi-Manager Sub-Advisory Agreements; (b) materials prepared by BAIA relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; a comparison to hedge fund strategies; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of relevant valuation, liquidity, trade execution, allocation, and compliance matters; and a summary of the key terms of the relevant Multi-Manager Sub-Advisory Agreement; (2) information in greater detail regarding the Sub-Adviser’s investment thesis, investment strategy, investment process, portfolio construction, organizational history and ownership, quantitative analysis, peer group analysis, risk review, and business and financial evaluation; (3) information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, service providers, and regulatory and compliance infrastructure; (4) a summary of the Sub-Adviser’s compliance program; and (5) information regarding the role of each Sub-Adviser as part of the Multi-Manager Fund’s portfolio; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) portfolio management; (4) costs, fees, other benefits, and profitability; and (5) risk management and regulatory compliance matters. With respect to the Multi-Manager Sub-Advisory Agreement for Boussard & Gavaudan Investment Management, LLP, the Board received, among other things, information about Boussard & Gavaudan Asset Management, LP’s (“BGAM”) plans to form a successor organization, Boussard & Gavaudan Investment Management, LLP, which would have the same resources and support as BGAM and which would perform the same services for the Multi-Manager Fund as BGAM. With respect to the Amended and Restated Multi-Manager Sub-Advisory Agreements, the Board received, among other things, information about the changes from the original sub-advisory agreements, as well as copies of the information reviewed in connection with the approvals of those Sub-Advisers’ original subadvisory agreements.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Multi-Manager Sub-Advisory Agreements and the Amended and Restated Multi-Manager Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) met in executive session with their independent legal counsel to consider the information provided. In evaluating the Multi-Manager Sub-Advisory Agreements and the Amended and Restated Multi-Manager Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Multi-Manager Fund and would not increase the fees or expenses otherwise incurred by the Multi-Manager Fund or its shareholders. In the case of the Amended and Restated Multi-Manager Sub-Advisory Agreements, the Board also took into account its recent consideration and approval of the original subadvisory agreements with those Sub-Advisers, and the fact that the proposed changes to the original subadvisory agreements were, with the exception of changes in subadvisory fees for four sub-advisers, not substantive, and were not expected to result in any change in the nature, extent and quality of the services provided to the Multi-Manager Fund. Following this discussion, the Board, including all of the Independent Trustees, determined to approve each of the Multi-Manager Sub-Advisory Agreements for an initial term of up to two years, and to approve each of the Amended and Restated Multi-Manager Sub-Advisory Agreements, on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise; (3) potential investment return on the assets that potentially would be managed by the Sub-Adviser; (4) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and the extent to which the Sub-Adviser’s strategy for the Multi-Manager Fund would overlap with its hedge fund strategy; and (5) the experience and depth of the Sub-Adviser’s portfolio management team. Where applicable, the Board also considered information about the experience of BAIA’s affiliates in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature,

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extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Multi-Manager Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Multi-Manager Fund assets, including any breakpoints, the Sub-Adviser’s resources devoted to the Multi-Manager Fund, and (where available) the information provided by each Sub-Adviser regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Multi-Manager Fund. Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund as compared to relevant indices, as well as information about the management fees borne by those funds. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Multi-Manager Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Multi-Manager Fund’s shareholders. The Board also considered information about the anticipated average sub-advisory fees that BAIA would pay in light of expected portfolio allocations and the resulting division of fees as between BAIA and the Sub-Advisers. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and the estimated costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Multi-Manager Sub-Advisory Agreements and Amended and Restated Multi-Manager Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale. The Board also noted that certain Multi-Manager Fund expenses would be subject to an expense cap. The Board noted that it would have the opportunity to periodically re-examine whether the Multi-Manager Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

Since Waterfall Asset Management, LLC and Rail-Splitter Capital Management, LLC had not previously sub-advised any of the Multi-Manager Fund’s assets, the Trustees were unable to consider the performance of those Sub-Advisers on behalf of the Multi-Manager Fund. The Trustees considered the performance of BGAM and the Sub-Advisers for whom Amended and Restated Multi-Manager Sub-Advisory Agreements were being proposed, but noted that, since the Multi-Manager Fund was relatively new, it was generally not possible to draw definitive conclusions as to the quality of those Sub-Advisers’ investment programs. The Trustees reviewed historical investment performance generated by each Sub-Adviser for other funds managed by the Sub-Adviser, but noted that the Multi-Manager Fund was different in structure from certain of those other funds and, as a result, its investment program and performance would differ from those of the other funds.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Multi-Manager Fund, including the ability to leverage the infrastructure designed to service the Multi-Manager Fund on behalf of other clients, soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Multi-Manager Fund shareholders. The Board noted

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that none of the Sub-Advisers indicated that it expected to receive significant ancillary benefits as a result of its relationship with BAIA, its affiliates, or the Multi-Manager Fund. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Multi-Manager Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Multi-Manager Fund and investors therein, and were consistent with industry practice and the best interests of the Multi-Manager Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Multi-Manager Sub-Advisory Agreements and Amended and Restated Multi-Manager Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Multi-Manager Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Multi-Manager Sub-Advisory Agreements and Amended and Restated Multi-Manager Sub-Advisory Agreements, the Board concluded that the terms of each Multi-Manager Sub-Advisory Agreement and Amended and Restated Multi-Manager Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Multi-Manager Sub-Advisory Agreements and Amended and Restated Multi-Manager Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Board Approval of the Investment Management and Sub Fund Investment Management Agreements—Multi-Strategy Fund

At an organizational meeting of the Board held in person on February 25, 2014, the Board, including all of the Independent Trustees, considered and unanimously approved the following agreements:

1.	investment management agreement (“MS Investment Management Agreement”) between BAIA and the Trust, on behalf of the Multi-Strategy Fund;
2.	investment management agreement (“MS Sub II Agreement”) between BAIA and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (“MS Sub Fund II”);
3.	investment management agreement (“MS Sub III Agreement”) between BAIA and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (“MS Sub Fund III”); and
4.	investment management agreement (“MS Sub IV Agreement”) between BAIA and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (“MS Sub Fund IV”).

MS Sub Fund II, MS Sub Fund III, and MS Sub Fund IV are collectively referred to herein as the “MS Sub Funds” and each a “MS Sub Fund.” The MS Sub II Agreement, MS Sub III Agreement, and MS Sub IV Agreement are collectively referred to herein as the “MS Sub Fund Investment Management Agreements.” Because each MS Sub Fund is a wholly-owned subsidiary of the Multi-Strategy Fund, references to the Multi-Strategy Fund below should be understood to be references to the Multi-Strategy Fund and the MS Sub Funds.

The Independent Trustees were assisted in their review of the MS Investment Management Agreement and the MS Sub Fund Investment Management Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the MS Investment Management Agreement and the MS Sub Fund Investment Management Agreements. Before the meeting, the Board received, among other things, (a) materials prepared by

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independent legal counsel regarding the relevant factors to consider in evaluating the MS Investment Management Agreement and the MS Sub Fund Investment Management Agreements; (b) materials prepared by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as investment manager; analysis of the fees and expenses of the Multi-Strategy Fund (on a combined basis with the fees and expenses of the MS Sub Funds) as compared with a peer group of funds; analysis of BAIA’s expected profitability for providing services to the Multi-Strategy Fund and MS Sub Funds; and information regarding BAIA’s Code of Ethics and compliance program; and (c) materials prepared by an outside firm, unaffiliated with the Multi-Strategy Fund, the MS Sub Funds, or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Multi-Strategy Fund (on a combined basis with the fees and expenses of the MS Sub Funds) to those of a peer group of funds determined by the Service Provider.

At the meeting, there was discussion regarding the materials that had been provided to the Board, the terms of the MS Investment Management Agreement and the MS Sub Fund Investment Management Agreements, the expected operations of the Multi-Strategy Fund, and other relevant considerations. The Independent Trustees met with representatives of BAIA separately in executive session to consider the information BAIA provided. They also met in executive session with their independent legal counsel. In evaluating the agreements, the Board took into account the fact that BAIA serves as investment adviser to, and receives a management fee from, the Multi-Strategy Fund and the MS Sub Funds, but does not receive a management fee from the Multi-Strategy Fund with respect to assets of the MS Sub Funds so that there is no duplicative payment of management fees. The Board also took into account that the MS Investment Management Agreement and MS Sub Fund Investment Management Agreements were substantially similar to arrangements approved in respect of the Multi-Manager Fund, and the expected similarities between the Multi-Manager Fund and the Multi-Strategy Fund. Following this discussion, the Board, including all of the Independent Trustees, determined to approve the MS Investment Management Agreement and each of the MS Sub Fund Investment Management Agreements for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board considered the investment management and other services that would be provided to the Multi-Strategy Fund by BAIA in light of the Multi-Strategy Fund’s structure, investment objective, strategies, and other characteristics. The Board noted that the Multi-Strategy Fund would employ a “manager of managers” structure, whereby BAIA would be responsible for selecting sub-advisers (subject to Board approval), dynamically allocating the Multi-Strategy Fund’s assets among them, and overseeing their day-to-day management of the Multi-Strategy Fund’s assets. The Board discussed BAIA’s personnel, operations, and financial condition, including BAIA’s (1) significant investment in, commitment to, and ability to retain key personnel; (2) focus on analysis of complex asset categories, including a variety of alternative investments; (3) disciplined investment approach and commitment to investment principles; (4) significant investment in and commitment to personnel, including additional hiring and extensive training, and infrastructure, including research, risk management and portfolio management analytics; (5) significant compliance efforts; (6) oversight of and plan for distribution; and (7) ability to identify, select, and provide ongoing oversight and monitoring of quality sub-advisers and other service providers. The Board noted the status of Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of BAIA, as one of the largest discretionary hedge fund allocators and the expected associated competitive advantages in structuring and supervising a group of sub-advisers that were expected to come principally from the hedge fund industry. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the MS Investment Management Agreement and MS Sub Fund Investment Management Agreements.

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Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board discussed the proposed advisory fee, the resources that BAIA had devoted to the Multi-Strategy Fund and the MS Sub Funds, and the information BAIA provided regarding the anticipated profitability to BAIA from providing advisory services to the Multi-Strategy Fund. The Board reviewed the Multi-Strategy Fund’s management fee rate and the total expense ratio compared to those of a peer group of funds determined by the Service Provider. The Board took into account the significant investment by, and cost to, BAIA regarding the service infrastructure needed to support the Multi-Strategy Fund and its investors. The Board noted that the proposed management fee would include any fees that would be payable to the sub-advisers and considered BAIA’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Board also considered information about the anticipated average sub-advisory fees that BAIA would pay in light of expected portfolio allocations and the resulting division of fees as between BAIA and the Sub-Advisers. The Board, recognizing that there was not yet profitability data to evaluate for the Multi-Strategy Fund, considered the proposed profits estimated to be realized by BAIA and its affiliates from its relationship with the Multi-Strategy Fund and noted that additional data would be provided after the Fund commenced operations. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique and highly specialized nature of the Multi-Strategy Fund’s investment program, and the estimated costs associated with managing the Multi-Strategy Fund, the Board concluded that the level of investment management fees was appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and BAIA’s undertaking to limit certain expenses.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with BAIA, including economies of scale. While noting that the management fees would not decrease as the level of Fund assets increased, the Board concluded that the management fees reflected the complexity of the Fund’s operations and the fact that, as the assets of the Fund increased, the complexity of the Fund’s operations would potentially increase through retention of additional sub-advisers employing diverse investment strategies. The Board noted that it would have the opportunity to periodically re-examine whether the Multi-Strategy Fund had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, with respect to different asset sizes of the Multi-Strategy Fund, in the future.

Investment Performance of the Investment Adviser

Since the Multi-Strategy Fund had not yet commenced operations, the Trustees were unable to consider its performance. In light of the similarities between the Multi-Strategy Fund and the Multi-Manager Fund, the Trustees considered the performance of the Multi-Manager Fund, but noted that, since the Multi-Manager Fund was relatively new, it was generally not possible to draw definitive conclusions as to the quality of its investment program.

Other Benefits

The Board discussed other benefits that BAIA may receive from the Multi-Strategy Fund, including the ability to leverage the infrastructure designed to service the Multi-Strategy Fund on behalf of other clients, soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Multi-Strategy Fund shareholders. The Board noted that BAIA indicated they did not expect to receive significant ancillary benefits as a result of their relationship with the Multi-Strategy Fund and that BAIA would not realize significant “fall out” benefits from its relationship with the Multi-

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Strategy Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Multi-Strategy Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Multi-Strategy Fund and investors therein, and were consistent with industry practice and the best interests of the Multi-Strategy Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the MS Investment Management Agreement and each of the MS Sub Fund Investment Management Agreements were fair and reasonable with respect to the services that BAIA would provide to the Multi-Strategy Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the MS Investment Management Agreement and MS Sub Fund Investment Management Agreements, the Board concluded that the terms of each agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the MS Investment Management Agreement and MS Sub Fund Investment Management Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Board Consideration of the Sub-Advisory Agreements—Multi-Strategy Fund

At meetings of the Board held in person on May 21-22, 2014 and July 8, 2014, the Board, including all of the Independent Trustees, considered and unanimously approved the sub-advisory agreements for Multi-Strategy Fund (“Multi-Strategy Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

•	AlphaParity, LLC (at May meeting)
•	Bayview Asset Management, LLC (at May meeting)
•	Boussard & Gavaudan Asset Management, LP, and its successor, Boussard & Gavaudan Investment Management, LLP (both at the May meeting)
•	BTG Pactual Asset Management US, LLC (at May meeting)
•	Caspian Capital LP (at May meeting)
•	Cerberus Sub-Advisory I, LLC (at May meeting)
•	Chatham Asset Management, LLC (at May meeting)
•	Credit Suisse Hedging-Griffo Servicos Internacionais S.A. (at May meeting)
•	EMSO Partners Limited (at May meeting)
•	Good Hill Partners LP (at May meeting)
•	GS Investment Strategies, LLC (at May meeting)
•	HealthCor Management, L.P. (at May meeting)
•	Rail-Splitter Capital Management, LLC (at July meeting)
•	Two Sigma Advisers, LLC (at May meeting)
•	Union Point Advisors, LLC (at May meeting)
•	Waterfall Asset Management, LLC (at May meeting)
•	Wellington Management Company, LLP (at May meeting)

The Independent Trustees were assisted in their review of the Multi-Strategy Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Multi-Strategy Sub-Advisory Agreements. The Board noted that BAIA and the Multi-Strategy Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other

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conditions are met. Before the meetings, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Multi-Strategy Sub-Advisory Agreements; (b) materials prepared by BAIA relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; a comparison to hedge fund strategies; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of relevant valuation, liquidity, trade execution, allocation, and compliance matters; and a summary of the key terms of the relevant Multi-Strategy Sub-Advisory Agreement; (2) information in greater detail regarding the Sub-Adviser’s investment thesis, investment strategy, investment process, portfolio construction, organizational history and ownership, quantitative analysis, peer group analysis, risk review, and business and financial evaluation; (3) information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, service providers, and regulatory and compliance infrastructure; (4) a summary of the Sub-Adviser’s compliance program; and (5) information regarding the role of each Sub-Adviser as part of the Multi-Strategy Fund’s portfolio; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) portfolio management; (4) costs, fees, other benefits, and profitability; and (5) risk management and regulatory compliance matters.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Multi-Strategy Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) met in executive session with their independent legal counsel to consider the information provided. In evaluating the Multi-Strategy Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it received from the Multi-Strategy Fund and would not increase the fees or expenses otherwise incurred by the Multi-Strategy Fund or its shareholders. The Board also took into account that the Multi-Strategy Sub-Advisory Agreements were substantially identical to the Multi-Manager Sub-Advisory Agreements and/or Amended and Restated Multi-Manager Sub-Advisory Agreements (as applicable). Following this discussion, the Board, including all of the Independent Trustees, determined to approve each of the Multi-Strategy Sub-Advisory Agreements for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise; (3) potential investment return on the assets that potentially would be managed by the Sub-Adviser; (4) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and the extent to which the Sub-Adviser’s strategy for the Multi-Strategy Fund would overlap with its hedge fund strategy; and (5) the experience and depth of the Sub-Adviser’s portfolio management team. Where applicable, the Board also considered information about the experience of BAIA’s affiliates in investing in hedge funds managed by the Sub-Adviser and information about the Sub-Adviser’s service to the Multi-Manager Fund. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Multi-Strategy Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Multi-Strategy Fund assets, including any breakpoints, the Sub-Adviser’s resources devoted to the Multi-Strategy Fund, and (where applicable) the information provided by each Sub-Adviser regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Multi-Strategy Fund. Where applicable, the Board reviewed the

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performance of the Sub-Adviser’s comparable hedge fund as compared to relevant indices, as well as information about the management fees borne by those funds. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Multi-Strategy Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Multi-Strategy Fund’s shareholders. The Board also considered information about the anticipated average sub-advisory fees that BAIA would pay in light of expected portfolio allocations and the resulting division of fees as between BAIA and the Sub-Advisers. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and the estimated costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Multi-Strategy Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale. In the case of certain Sub-Advisers, the Board noted that the sub-advisory fees would decrease as the level of portfolio assets increased and/or that the fees were discounted. The Board noted that where the sub-advisory fees would not decrease as the level of portfolio assets increased, the assets to be managed by such Sub-Advisers were expected to be relatively modest in size in the first year of operations. The Board noted that certain Multi-Strategy Fund expenses would be subject to an expense cap and determined that because the Multi-Strategy Fund had not commenced operations, it was premature to discuss changes to and/or additional breakpoints. The Board noted that it would have the opportunity to periodically re-examine whether the Multi-Strategy Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

Since the Sub-Advisers had not previously sub-advised any of the Multi-Strategy Fund’s assets, the Trustees were unable to consider the performance of the Multi-Strategy Fund. In light of the similarities between the Multi-Strategy Fund and the Multi-Manager Fund, the Trustees considered the performance (where applicable) of the Sub-Advisers with respect to the Multi-Manager Fund, but noted that, since the Multi-Manager Fund was relatively new, it was generally not possible to draw definitive conclusions as to the quality of those Sub-Advisers’ investment programs. The Trustees reviewed historical investment performance generated by each Sub-Adviser for other funds managed by the Sub-Adviser, but noted that the Multi-Strategy Fund was different in structure from certain of those other funds and, as a result, its investment program and performance would differ from those of the other funds. In the case of AlphaParity, LLC and Union Point Advisors, LLC, the Trustees considered that the firms were relatively new and had relatively short track records.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Multi-Strategy Fund, including the ability to leverage the infrastructure designed to service the Multi-Strategy Fund on behalf of other clients, soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Multi-Strategy Fund shareholders. The Board noted that none of the Sub-Advisers indicated that it expected to receive significant ancillary benefits as a result of its relationship with BAIA, its affiliates, or the Multi-Strategy Fund. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Multi-Strategy Fund, to the

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2014 (Unaudited)

extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Multi-Strategy Fund and investors therein, and were consistent with industry practice and the best interests of the Multi-Strategy Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Multi-Strategy Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Multi-Strategy Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Multi-Strategy Sub-Advisory Agreements, the Board concluded that the terms of each Multi-Strategy Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Multi-Strategy Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Additional Information

The Fund’s registration statement and Statement of Additional Information include additional information about the Trustees. The registration statement and Statement of Additional Information are available upon request, without charge, by calling 1-855-890-7725.

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator, Custodian

and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

You can find each Fund’s prospectus and other information about the Funds, including each Fund’s statements of additional information, on the Funds’ website at www.blackstone.com/blackstone-alternative-investment-funds. You can also get this information at no cost by calling the Funds at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable to this semi-annual report.

(a) (2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	December 3, 2014

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	December 3, 2014